UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

William T. Macgregor, ESQ.

Executive Vice President, General Counsel and Secretary

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 – June 30, 2019

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolios’ annual and semi-annual shareholder reports unless you specifically request paper copies from the insurance company that offers your variable life insurance contract and/or variable annuity certificate or contract (“contract”), from your financial intermediary, or from the Portfolios. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a contractholder, you may elect to receive the Portfolios’ shareholder reports and other communications electronically from the insurance company by following the instructions provided by the insurance company. For other shareholders, you may elect to receive the Portfolios’ shareholder reports and other communications electronically by calling 1-877-222-2144 or by sending an e-mail request to service@axa.us.com.

Beginning on January 1, 2019, you may elect to receive all future shareholder reports in paper free of charge. If you are a contractholder, you can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by the insurance company. For other shareholders, you can inform the Portfolios that you wish to continue receiving paper copies of shareholder reports by calling 1-877-522-5035 or by sending an e-mail request to EquitableFunds@dfinsolutions.com. Your election to receive shareholder reports in paper will apply to all portfolio companies available under your contract (if you are a contractholder) or all Portfolios held with the fund complex (for other shareholders).

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2019

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Fixed Income	79.4%
Equity	20.6

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/Intermediate Government Bond Portfolio	30.6%
EQ/Core Bond Index Portfolio	22.9
EQ/PIMCO Ultra Short Bond Portfolio	11.7
ATM Large Cap Managed Volatility Portfolio	7.0
Multimanager Core Bond Portfolio	3.8
1290 VT DoubleLine Opportunistic Bond Portfolio	3.8
EQ/Quality Bond PLUS Portfolio	3.1
EQ/Global Bond PLUS Portfolio	2.2
ATM International Managed Volatility Portfolio	1.8
EQ/Large Cap Core Managed Volatility Portfolio	1.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class A
Actual	$1,000.00	$1,063.76	$2.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.41	2.41
Class B
Actual	1,000.00	1,063.80	2.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.41	2.41
Class K
Actual	1,000.00	1,065.02	1.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.65	1.16

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.48%, 0.48% and 0.23%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.6%)
1290 VT Equity Income Portfolio‡	1,549,170	$6,558,999
1290 VT GAMCO Small Company Value Portfolio‡	44,772	2,624,979
1290 VT Micro Cap Portfolio‡	113,643	1,261,201
ATM International Managed Volatility Portfolio‡	1,835,284	19,157,806
ATM Large Cap Managed Volatility Portfolio‡	4,869,161	74,095,163
ATM Mid Cap Managed Volatility Portfolio‡	1,379,026	10,676,567
ATM Small Cap Managed Volatility Portfolio‡	496,840	5,907,701
EQ/AB Small Cap Growth Portfolio‡	136,681	2,630,634
EQ/BlackRock Basic Value Equity Portfolio‡	389,595	9,046,631
EQ/Global Equity Managed Volatility Portfolio‡	301,414	5,197,910
EQ/International Core Managed Volatility Portfolio‡	392,208	4,259,620
EQ/International Equity Index Portfolio‡	89,526	844,224
EQ/International Value Managed Volatility Portfolio‡	252,052	3,284,441
EQ/JPMorgan Value Opportunities Portfolio‡	447,575	7,737,515
EQ/Large Cap Core Managed Volatility Portfolio‡	1,658,370	18,353,564
EQ/Large Cap Growth Index Portfolio‡	71,129	1,145,177
EQ/Large Cap Growth Managed Volatility Portfolio‡	387,251	13,713,186
EQ/Large Cap Value Managed Volatility Portfolio‡	379,698	6,922,866
EQ/Loomis Sayles Growth Portfolio‡	600,242	5,519,578
EQ/MFS International Growth Portfolio‡	1,037,714	8,276,622
EQ/Morgan Stanley Small Cap Growth Portfolio‡	177,440	2,059,075
EQ/T. Rowe Price Growth Stock Portfolio‡	60,841	3,203,018
Multimanager Mid Cap Growth Portfolio*‡	392,074	4,309,825
Multimanager Mid Cap Value Portfolio‡	136,334	2,118,145

Total Equity		218,904,447

Fixed Income (79.4%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,942,286	40,480,897
1290 VT High Yield Bond Portfolio‡	1,424,793	13,872,647
EQ/Core Bond Index Portfolio‡	23,909,684	242,441,917
EQ/Global Bond PLUS Portfolio‡	2,446,659	22,955,086
EQ/Intermediate Government Bond Portfolio‡	31,054,372	325,081,072
EQ/PIMCO Ultra Short Bond Portfolio‡	12,475,374	124,280,124
EQ/Quality Bond PLUS Portfolio‡	3,707,643	32,298,230
Multimanager Core Bond Portfolio‡	4,083,013	40,679,408

Total Fixed Income		842,089,381

Total Investments in Securities (100.0%) (Cost $960,401,950)		1,060,993,828
Other Assets Less Liabilities (0.0%)		(71,909)

Net Assets (100%)		$1,060,921,919

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	3,942,286	27,995,895	12,415,804	(2,200,185)	3,843	2,265,540	40,480,897	—	—
1290 VT Equity Income Portfolio	1,549,170	6,479,166	210,506	(1,020,811)	(6,712)	896,850	6,558,999	—	—
1290 VT GAMCO Small Company Value Portfolio	44,772	5,911,541	139,473	(4,102,999)	1,252,746	(575,782)	2,624,979	—	—
1290 VT High Yield Bond Portfolio	1,424,793	13,419,696	355,166	(1,089,059)	8,010	1,178,834	13,872,647	—	—
1290 VT Micro Cap Portfolio	113,643	1,021,772	—	—	—	239,429	1,261,201	—	—
ATM International Managed Volatility Portfolio	1,835,284	17,477,975	1,928,793	(2,789,495)	52,203	2,488,330	19,157,806	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Large Cap Managed Volatility Portfolio	4,869,161	60,787,709	11,067,896	(9,780,920)	599,484	11,420,994	74,095,163	—	—
ATM Mid Cap Managed Volatility Portfolio	1,379,026	8,827,707	581,407	(348,309)	7,697	1,608,065	10,676,567	—	—
ATM Small Cap Managed Volatility Portfolio	496,840	4,158,665	3,576,218	(3,033,060)	130,062	1,075,816	5,907,701	—	—
EQ/AB Small Cap Growth Portfolio (a)	136,681	3,352,695	71,033	(1,317,812)	17,845	506,873	2,630,634	—	—
EQ/BlackRock Basic Value Equity Portfolio	389,595	11,433,291	418,418	(4,058,998)	1,028,423	225,497	9,046,631	—	—
EQ/Core Bond Index Portfolio	23,909,684	245,699,387	6,621,646	(21,452,248)	196	11,572,936	242,441,917	—	—
EQ/Global Bond PLUS Portfolio	2,446,659	23,106,419	639,299	(1,960,307)	(4,969)	1,174,644	22,955,086	—	—
EQ/Global Equity Managed Volatility Portfolio (b)	301,414	4,760,421	142,067	(435,624)	17,830	713,216	5,197,910	—	—
EQ/Intermediate Government Bond Portfolio	31,054,372	336,218,061	8,839,234	(30,800,161)	(317,968)	11,141,906	325,081,072	—	—
EQ/International Core Managed Volatility Portfolio (c)	392,208	4,167,752	142,066	(635,624)	113,116	472,310	4,259,620	—	—
EQ/International Equity Index Portfolio	89,526	966,080	—	(250,000)	33,104	95,040	844,224	—	—
EQ/International Value Managed Volatility Portfolio (d)	252,052	2,162,898	998,626	(250,436)	8,130	365,223	3,284,441	—	—
EQ/JPMorgan Value Opportunities Portfolio	447,575	9,357,516	281,539	(3,088,623)	44,266	1,142,817	7,737,515	—	—
EQ/Large Cap Core Managed Volatility Portfolio (e)	1,658,370	16,426,979	494,639	(1,492,059)	60,201	2,863,804	18,353,564	—	—
EQ/Large Cap Growth Index Portfolio	71,129	1,445,009	—	(500,000)	178,818	21,350	1,145,177	—	—
EQ/Large Cap Growth Managed Volatility Portfolio (f)	387,251	12,452,417	423,605	(1,674,247)	151,127	2,360,284	13,713,186	—	—
EQ/Large Cap Value Managed Volatility Portfolio (g)	379,698	6,528,184	284,133	(871,247)	28,994	952,802	6,922,866	—	—
EQ/Loomis Sayles Growth Portfolio (h)	600,242	6,203,313	142,067	(1,935,624)	145,481	964,341	5,519,578	—	—
EQ/MFS International Growth Portfolio	1,037,714	9,995,007	281,539	(3,438,623)	375,017	1,063,682	8,276,622	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio (i)	177,440	2,702,935	—	(1,325,000)	(15,564)	696,704	2,059,075	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	12,475,374	125,426,395	7,559,594	(10,454,969)	(5,156)	1,754,260	124,280,124	—	—
EQ/Quality Bond PLUS Portfolio	3,707,643	32,616,632	907,873	(2,635,809)	(4,562)	1,414,096	32,298,230	—	—
EQ/T. Rowe Price Growth Stock Portfolio	60,841	4,524,792	71,033	(2,017,812)	213,947	411,058	3,203,018	—	—
Multimanager Core Bond Portfolio	4,083,013	40,651,698	1,659,174	(3,289,244)	(3,148)	1,660,928	40,679,408	538,203	—
Multimanager Mid Cap Growth Portfolio*	392,074	3,538,465	71,033	(217,812)	(2,966)	921,105	4,309,825	—	—
Multimanager Mid Cap Value Portfolio	136,334	1,853,215	2,593	(32,624)	(220)	295,181	2,118,145	—	—

Total		1,051,669,687	60,326,474	(118,499,741)	4,109,275	63,388,133	1,060,993,828	538,203	—

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA Global Equity Managed Volatility Portfolio.
(c)	Formerly known as AXA International Core Managed Volatility Portfolio.
(d)	Formerly known as AXA International Value Managed Volatility Portfolio.
(e)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.
(f)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.
(g)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.
(h)	Formerly known as AXA/Loomis Sayles Growth Portfolio.
(i)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,060,993,828	$—	$1,060,993,828

Total Assets	$—	$1,060,993,828	$—	$1,060,993,828

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,060,993,828	$—	$1,060,993,828

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$60,326,474
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$118,499,741

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,728,644
Aggregate gross unrealized depreciation	(2,230,995)

Net unrealized appreciation	$99,497,649

Federal income tax cost of investments in securities and derivative instruments, if applicable	$961,496,179

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $960,401,950)	$1,060,993,828
Cash	758,352
Receivable for securities sold	549,325
Dividends, interest and other receivables	66,467
Receivable for Portfolio shares sold	37,472
Other assets	11,131

Total assets	1,062,416,575

LIABILITIES
Payable for Portfolio shares redeemed	860,103
Distribution fees payable – Class B	211,779
Administrative fees payable	106,328
Payable for securities purchased	66,467
Investment management fees payable	58,786
Trustees’ fees payable	21,336
Distribution fees payable – Class A	3,918
Accrued expenses	165,939

Total liabilities	1,494,656

NET ASSETS	$1,060,921,919

Net assets were comprised of:
Paid in capital	$944,634,558
Total distributable earnings (loss)	116,287,361

Net assets	$1,060,921,919

Class A
Net asset value, offering and redemption price per share, $19,096,608 / 2,008,314 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.51

Class B
Net asset value, offering and redemption price per share, $1,031,651,729 / 108,437,585 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.51

Class K
Net asset value, offering and redemption price per share, $10,173,582 / 1,070,769 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$538,203
Interest	10,806

Total income	549,009

EXPENSES
Distribution fees – Class B	1,278,148
Administrative fees	650,195
Investment management fees	525,808
Custodian fees	93,724
Printing and mailing expenses	66,603
Professional fees	36,663
Distribution fees – Class A	24,268
Trustees’ fees	15,936
Miscellaneous	9,690

Gross expenses	2,701,035
Less: Waiver from investment manager	(184,426)

Net expenses	2,516,609

NET INVESTMENT INCOME (LOSS)	(1,967,600)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	4,109,275
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	63,388,133

NET REALIZED AND UNREALIZED GAIN (LOSS)	67,497,408

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,529,808

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,967,600)	$15,001,614
Net realized gain (loss)	4,109,275	29,509,653
Net change in unrealized appreciation (depreciation)	63,388,133	(61,336,675)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,529,808	(16,825,408)

Distributions to shareholders:
Class A	—	(806,856)
Class B	—	(41,511,770)
Class K	—	(347,794)

Total distributions to shareholders	—	(42,666,420)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 92,483 and 182,955 shares, respectively ]	856,073	1,708,768
Capital shares issued in reinvestment of dividends and distributions [ 0 and 89,274 shares, respectively ]	—	806,856
Capital shares repurchased [ (326,529) and (313,125) shares, respectively ]	(3,024,705)	(2,929,138)

Total Class A transactions	(2,168,632)	(413,514)

Class B
Capital shares sold [ 6,101,556 and 14,766,933 shares, respectively ]	56,341,464	138,108,092
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,589,052 shares, respectively ]	—	41,511,770
Capital shares repurchased [ (11,966,786) and (28,720,743) shares, respectively ]	(110,775,065)	(269,480,161)

Total Class B transactions	(54,433,601)	(89,860,299)

Class K
Capital shares sold [ 115,967 and 375,816 shares, respectively ]	1,079,651	3,435,306
Capital shares issued in reinvestment of dividends and distributions [ 0 and 38,598 shares, respectively ]	—	347,794
Capital shares repurchased [ (81,579) and (236,441) shares, respectively ]	(762,236)	(2,188,214)

Total Class K transactions	317,415	1,594,886

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(56,284,818)	(88,678,927)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,244,990	(148,170,755)
NET ASSETS:
Beginning of period	1,051,676,929	1,199,847,684

End of period	$1,060,921,919	$1,051,676,929

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class A			2018		2017		2016		2015		2014
Net asset value, beginning of period	$8.94		$9.46		$9.34		$9.29		$9.55		$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.13		0.10		0.08		0.06		0.05
Net realized and unrealized gain (loss)	0.59		(0.28)		0.37		0.18		(0.07)		0.20

Total from investment operations	0.57		(0.15)		0.47		0.26		(0.01)		0.25

Less distributions:
Dividends from net investment income	—		(0.14)		(0.11)		(0.09)		(0.08)		(0.08)
Distributions from net realized gains	—		(0.23)		(0.24)		(0.12)		(0.17)		(0.29)

Total dividends and distributions	—		(0.37)		(0.35)		(0.21)		(0.25)		(0.37)

Net asset value, end of period	$9.51		$8.94		$9.46		$9.34		$9.29		$9.55

Total return (b)	6.38%		(1.59)%		5.03%		2.84%		(0.16)%		2.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,097		$20,046		$21,594		$23,596		$25,419		$27,181
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.46	%(j)	0.47	%(j)	0.46	%(j)
Before waivers (a)(f)	0.52%		0.52%		0.53%		0.53%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.38)%		1.40%		0.99%		0.86%		0.64%		0.53%
Before waivers (a)(f)(x)	(0.41)%		1.35%		0.93%		0.80%		0.60%		0.46%
Portfolio turnover rate (z)^	6%		12%		9%		12%		10%		7%

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016		2015		2014
Net asset value, beginning of period .	$8.94		$9.46		$9.35		$9.29		$9.56		$9.68

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.12		0.09		0.08		0.06		0.05
Net realized and unrealized gain (loss)	0.59		(0.27)		0.37		0.19		(0.08)		0.20

Total from investment operations	0.57		(0.15)		0.46		0.27		(0.02)		0.25

Less distributions:
Dividends from net investment income	—		(0.14)		(0.11)		(0.09)		(0.08)		(0.08)
Distributions from net realized gains	—		(0.23)		(0.24)		(0.12)		(0.17)		(0.29)

Total dividends and distributions	—		(0.37)		(0.35)		(0.21)		(0.25)		(0.37)

Net asset value, end of period	$9.51		$8.94		$9.46		$9.35		$9.29		$9.56

Total return (b)	6.38%		(1.59)%		4.91%		2.95%		(0.26)%		2.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,031,652		$1,022,384		$1,170,151		$1,326,851		$1,382,210		$1,528,163
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.46	%(j)	0.47	%(j)	0.46	%(j)
Before waivers (a)(f)	0.52%		0.52%		0.53%		0.53%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.38)%		1.33%		0.91%		0.86%		0.66%		0.53%
Before waivers (a)(f)(x)	(0.41)%		1.28%		0.85%		0.80%		0.61%		0.45%
Portfolio turnover rate (z)^	6%		12%		9%		12%		10%		7%

See Notes to Financial Statements.

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EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class K			2018		2017		2016		2015		2014
Net asset value, beginning of period	$8.92		$9.44		$9.33		$9.27		$9.54		$9.66

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.16		0.14		0.12		0.11		0.13
Net realized and unrealized gain (loss)	0.59		(0.28)		0.34		0.18		(0.11)		0.15

Total from investment operations	0.58		(0.12)		0.48		0.30		—	#	0.28

Less distributions:
Dividends from net investment income	—		(0.17)		(0.13)		(0.12)		(0.10)		(0.11)
Distributions from net realized gains	—		(0.23)		(0.24)		(0.12)		(0.17)		(0.29)

Total dividends and distributions	—		(0.40)		(0.37)		(0.24)		(0.27)		(0.40)

Net asset value, end of period	$9.50		$8.92		$9.44		$9.33		$9.27		$9.54

Total return (b)	6.50%		(1.34)%		5.18%		3.21%		(0.02)%		2.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,174		$9,246		$8,103		$4,697		$3,647		$2,473
Ratio of expenses to average net assets:
After waivers (a)(f)	0.23	%(j)	0.22	%(j)	0.22	%(j)	0.21	%(j)	0.22	%(j)	0.21	%(j)
Before waivers (a)(f)	0.27%		0.27%		0.28%		0.28%		0.27%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.13)%		1.69%		1.49%		1.31%		1.12%		1.32%
Before waivers (a)(f)(x)	(0.16)%		1.64%		1.43%		1.25%		1.08%		1.25%
Portfolio turnover rate (z)^	6%		12%		9%		12%		10%		7%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Fixed Income	58.9%
Equity	41.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/Intermediate Government Bond Portfolio	21.8%
EQ/Core Bond Index Portfolio	16.3
ATM Large Cap Managed Volatility Portfolio	11.3
EQ/PIMCO Ultra Short Bond Portfolio	8.8
ATM International Managed Volatility Portfolio	4.5
Multimanager Core Bond Portfolio	3.6
EQ/Quality Bond PLUS Portfolio	3.1
1290 VT DoubleLine Opportunistic Bond Portfolio	2.8
EQ/Large Cap Core Managed Volatility Portfolio	2.7
ATM Small Cap Managed Volatility Portfolio	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class A
Actual	$1,000.00	$1,089.60	$2.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.20	2.62
Class B
Actual	1,000.00	1,089.50	2.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.20	2.62
Class K
Actual	1,000.00	1,091.81	1.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.37

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.1%)
1290 VT Equity Income Portfolio‡	3,197,808	$13,539,133
1290 VT GAMCO Small Company Value Portfolio‡	161,109	9,445,750
1290 VT Micro Cap Portfolio‡	362,634	4,024,488
1290 VT Small Cap Value Portfolio‡	564,662	6,014,661
ATM International Managed Volatility Portfolio‡	5,362,736	55,979,498
ATM Large Cap Managed Volatility Portfolio‡	9,128,696	138,913,503
ATM Mid Cap Managed Volatility Portfolio‡	2,178,923	16,869,453
ATM Small Cap Managed Volatility Portfolio‡	2,673,507	31,789,481
EQ/AB Small Cap Growth Portfolio‡	673,565	12,963,761
EQ/BlackRock Basic Value Equity Portfolio‡	722,321	16,772,727
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	252,644	3,822,120
EQ/Global Equity Managed Volatility Portfolio‡	1,098,991	18,952,170
EQ/International Core Managed Volatility Portfolio‡	1,072,810	11,651,368
EQ/International Equity Index Portfolio‡	223,789	2,110,301
EQ/International Value Managed Volatility Portfolio‡	844,481	11,004,273
EQ/JPMorgan Value Opportunities Portfolio‡	884,269	15,286,930
EQ/Large Cap Core Managed Volatility Portfolio‡	3,008,519	33,295,982
EQ/Large Cap Growth Index Portfolio‡	100,939	1,625,115
EQ/Large Cap Growth Managed Volatility Portfolio‡	763,069	27,021,494
EQ/Large Cap Value Managed Volatility Portfolio‡	1,134,765	20,689,673
EQ/Loomis Sayles Growth Portfolio‡	901,243	8,287,459
EQ/MFS International Growth Portfolio‡	3,170,658	25,288,594
EQ/Morgan Stanley Small Cap Growth Portfolio‡	642,166	7,451,934
EQ/T. Rowe Price Growth Stock Portfolio‡	102,819	5,412,922
Multimanager Mid Cap Growth Portfolio*‡	516,678	5,679,521
Multimanager Mid Cap Value Portfolio‡	242,659	3,770,073

Total Equity		507,662,384

Fixed Income (58.9%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,298,580	33,871,075
1290 VT High Yield Bond Portfolio‡	1,134,336	11,044,585
EQ/Core Bond Index Portfolio‡	19,887,842	201,660,818
EQ/Global Bond PLUS Portfolio‡	2,127,910	19,964,521
EQ/Intermediate Government Bond Portfolio‡	25,739,476	269,444,071
EQ/PIMCO Ultra Short Bond Portfolio‡	10,866,862	108,256,066
EQ/Quality Bond PLUS Portfolio‡	4,342,279	37,826,711
Multimanager Core Bond Portfolio‡	4,506,698	44,900,618

Total Fixed Income		726,968,465

Total Investments in Securities (100.0%) (Cost $1,037,529,595)		1,234,630,849
Other Assets Less Liabilities (0.0%)		(158,728)

Net Assets (100%)		$1,234,472,121

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	3,298,580	25,005,548	8,339,857	(1,435,099)	3,127	1,957,642	33,871,075	—	—
1290 VT Equity Income Portfolio	3,197,808	13,186,156	170,910	(1,621,870)	35,515	1,768,422	13,539,133	—	—
1290 VT GAMCO Small Company Value Portfolio	161,109	12,200,873	136,010	(4,809,172)	(172,315)	2,090,354	9,445,750	—	—
1290 VT High Yield Bond Portfolio	1,134,336	10,711,358	139,595	(750,794)	5,759	938,667	11,044,585	—	—
1290 VT Micro Cap Portfolio	362,634	3,392,336	34,898	(187,698)	628	784,324	4,024,488	—	—
1290 VT Small Cap Value Portfolio	564,662	7,489,758	69,798	(2,850,397)	(74,948)	1,380,450	6,014,661	—	—

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	5,362,736	49,782,825	4,596,860	(5,657,496)	18,913	7,238,396	55,979,498	—	—
ATM Large Cap Managed Volatility Portfolio	9,128,696	122,600,517	9,398,173	(15,300,885)	868,464	21,347,234	138,913,503	—	—
ATM Mid Cap Managed Volatility Portfolio	2,178,923	14,274,911	587,712	(458,507)	2,778	2,462,559	16,869,453	—	—
ATM Small Cap Managed Volatility Portfolio	2,673,507	29,600,067	1,787,205	(4,547,000)	283,758	4,665,451	31,789,481	—	—
EQ/AB Small Cap Growth Portfolio (a)	673,565	14,734,888	170,910	(4,971,870)	(71,032)	3,100,865	12,963,761	—	—
EQ/BlackRock Basic Value Equity Portfolio	722,321	15,758,929	272,023	(1,468,344)	49,539	2,160,580	16,772,727	—	—
EQ/Core Bond Index Portfolio	19,887,842	207,469,472	2,418,757	(17,901,060)	60,138	9,613,511	201,660,818	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio (b)	252,644	3,281,622	259,899	(187,698)	7,807	460,490	3,822,120	—	—
EQ/Global Bond PLUS Portfolio	2,127,910	18,584,443	1,512,975	(1,142,813)	8,994	1,000,922	19,964,521	—	—
EQ/Global Equity Managed Volatility Portfolio (c)	1,098,991	17,228,336	209,392	(1,126,191)	10,043	2,630,590	18,952,170	—	—
EQ/Intermediate Government Bond Portfolio	25,739,476	280,466,119	3,294,805	(23,310,143)	(268,421)	9,261,711	269,444,071	—	—
EQ/International Core Managed Volatility Portfolio (d)	1,072,810	10,725,520	139,595	(750,794)	7,212	1,529,835	11,651,368	—	—
EQ/International Equity Index Portfolio	223,789	1,855,722	—	—	—	254,579	2,110,301	—	—
EQ/International Value Managed Volatility Portfolio (e)	844,481	6,915,915	3,376,963	(408,641)	2,989	1,117,047	11,004,273	—	—
EQ/JPMorgan Value Opportunities Portfolio	884,269	15,984,756	202,227	(3,242,947)	36,052	2,306,842	15,286,930	—	—
EQ/Large Cap Core Managed Volatility Portfolio (f)	3,008,519	29,704,440	383,885	(2,064,683)	81,796	5,190,544	33,295,982	—	—
EQ/Large Cap Growth Index Portfolio	100,939	1,941,073	—	(600,000)	213,813	70,229	1,625,115	—	—
EQ/Large Cap Growth Managed Volatility Portfolio (g)	763,069	26,533,143	341,821	(4,893,741)	1,612,304	3,427,967	27,021,494	—	—
EQ/Large Cap Value Managed Volatility Portfolio (h)	1,134,765	18,904,607	244,291	(1,313,889)	37,870	2,816,794	20,689,673	—	—
EQ/Loomis Sayles Growth Portfolio (i)	901,243	7,417,507	104,696	(863,095)	29,194	1,599,157	8,287,459	—	—
EQ/MFS International Growth Portfolio	3,170,658	29,676,375	345,404	(9,085,363)	1,047,327	3,304,851	25,288,594	—	—

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio (j)	642,166	4,856,816	1,288,483	(204,321)	434	1,510,522	7,451,934	—	—
EQ/PIMCO Ultra Short Bond Portfolio	10,866,862	109,622,375	6,986,351	(9,857,144)	(12,849)	1,517,333	108,256,066	—	—
EQ/Quality Bond PLUS Portfolio	4,342,279	28,875,081	9,038,339	(1,639,420)	1,552	1,551,159	37,826,711	—	—
EQ/T. Rowe Price Growth Stock Portfolio	102,819	5,392,341	69,796	(1,075,397)	186,667	839,515	5,412,922	—	—
Multimanager Core Bond Portfolio	4,506,698	35,621,620	9,751,480	(2,202,515)	(2,904)	1,732,937	44,900,618	558,444	—
Multimanager Mid Cap Growth Portfolio*	516,678	4,630,924	34,898	(187,698)	(5,226)	1,206,623	5,679,521	—	—
Multimanager Mid Cap Value Portfolio	242,659	3,387,950	34,898	(187,698)	9,030	525,893	3,770,073	—	—

Total		1,187,814,323	65,742,906	(126,304,383)	4,014,008	103,363,995	1,234,630,849	558,444	—

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility Portfolio.
(c)	Formerly known as AXA Global Equity Managed Volatility Portfolio.
(d)	Formerly known as AXA International Core Managed Volatility Portfolio.
(e)	Formerly known as AXA International Value Managed Volatility Portfolio.
(f)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.
(g)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.
(h)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.
(i)	Formerly known as AXA/Loomis Sayles Growth Portfolio.
(j)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,234,630,849	$—	$1,234,630,849

Total Assets	$—	$1,234,630,849	$—	$1,234,630,849

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,234,630,849	$—	$1,234,630,849

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$65,742,906
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$126,304,383

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,418,057
Aggregate gross unrealized depreciation	(8,509,773)

Net unrealized appreciation	$194,908,284

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,039,722,565

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,037,529,595)	$1,234,630,849
Cash	840,009
Receivable for securities sold	568,759
Receivable for Portfolio shares sold	86,593
Dividends, interest and other receivables	73,360
Other assets	13,028

Total assets	1,236,212,598

LIABILITIES
Payable for Portfolio shares redeemed	1,019,950
Distribution fees payable – Class B	241,870
Administrative fees payable	122,781
Investment management fees payable	100,602
Payable for securities purchased	73,360
Trustees’ fees payable	24,090
Distribution fees payable – Class A	3,764
Accrued expenses	154,060

Total liabilities	1,740,477

NET ASSETS	$1,234,472,121

Net assets were comprised of:
Paid in capital	$1,005,728,117
Total distributable earnings (loss)	228,744,004

Net assets	$1,234,472,121

Class A
Net asset value, offering and redemption price per share, $17,893,495 / 1,815,926 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

Class B
Net asset value, offering and redemption price per share, $1,187,827,775 / 120,475,729 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.86

Class K
Net asset value, offering and redemption price per share, $28,750,851 / 2,914,054 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.87

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019

(Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$558,444
Interest	9,821

Total income	568,265

EXPENSES
Distribution fees – Class B	1,459,686
Administrative fees	750,340
Investment management fees	606,796
Custodian fees	108,005
Printing and mailing expenses	75,562
Recoupment fees	45,360
Professional fees	39,255
Distribution fees – Class A	22,279
Trustees’ fees	18,465
Miscellaneous	11,345

Total expenses	3,137,093

NET INVESTMENT INCOME (LOSS)	(2,568,828)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	4,014,008
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	103,363,995

NET REALIZED AND UNREALIZED GAIN (LOSS)	107,378,003

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,809,175

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,568,828)	$15,226,524
Net realized gain (loss)	4,014,008	63,464,540
Net change in unrealized appreciation (depreciation)	103,363,995	(123,204,732)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	104,809,175	(44,513,668)

Distributions to shareholders:
Class A	—	(976,321)
Class B	—	(68,236,715)
Class K	—	(1,734,548)

Total distributions to shareholders	—	(70,947,584)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 312,532 and 276,578 shares, respectively ]	2,944,154	2,724,844
Capital shares issued in reinvestment of dividends and distributions [ 0 and 104,991 shares, respectively ]	—	976,321
Capital shares repurchased [ (312,461) and (368,045) shares, respectively ]	(2,998,502)	(3,624,954)

Total Class A transactions	(54,348)	76,211

Class B
Capital shares sold [ 4,551,750 and 10,244,339 shares, respectively ]	43,431,016	101,190,108
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,332,797 shares, respectively ]	—	68,236,715
Capital shares repurchased [ (10,641,105) and (24,159,569) shares, respectively ]	(101,424,909)	(239,176,609)

Total Class B transactions	(57,993,893)	(69,749,786)

Class K
Capital shares sold [ 44,966 and 127,180 shares, respectively ]	426,178	1,268,086
Capital shares issued in reinvestment of dividends and distributions [ 0 and 186,493 shares, respectively ]	—	1,734,548
Capital shares repurchased [ (153,348) and (843,950) shares, respectively ]	(1,450,019)	(8,378,502)

Total Class K transactions	(1,023,841)	(5,375,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(59,072,082)	(75,049,443)

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,737,093	(190,510,695)
NET ASSETS:
Beginning of period	1,188,735,028	1,379,245,723

End of period	$1,234,472,121	$1,188,735,028

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class A			2018		2017		2016		2015		2014
Net asset value, beginning of period	$9.04		$9.95		$9.56		$9.46		$9.96		$10.15

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.12		0.09		0.08		0.05		0.05
Net realized and unrealized gain (loss)	0.83		(0.47)		0.75		0.37		(0.12)		0.27

Total from investment operations	0.81		(0.35)		0.84		0.45		(0.07)		0.32

Less distributions:
Dividends from net investment income	—		(0.15)		(0.12)		(0.09)		(0.08)		(0.10)
Distributions from net realized gains	—		(0.41)		(0.33)		(0.26)		(0.35)		(0.41)

Total dividends and distributions	—		(0.56)		(0.45)		(0.35)		(0.43)		(0.51)

Net asset value, end of period	$9.85		$9.04		$9.95		$9.56		$9.46		$9.96

Total return (b)	8.96%		(3.63)%		8.79%		4.73%		(0.67)%		3.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,893		$16,418		$17,939		$18,136		$18,349		$20,884
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.53	%(k)	0.52	%(k)	0.52	%(k)	0.53	%(k)	0.51	%(k)
Before waivers (a)(f)	0.52%		0.53%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.43)%		1.18%		0.93%		0.79%		0.53%		0.48%
Before waivers (a)(f)(x)	(0.43)%		1.18%		0.93%		0.78%		0.53%		0.47%
Portfolio turnover rate (z)^	5%		14%		10%		11%		8%		10%

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016		2015		2014
Net asset value, beginning of period	$9.05		$9.96		$9.57		$9.46		$9.96		$10.16

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.11		0.09		0.08		0.05		0.05
Net realized and unrealized gain (loss)	0.83		(0.46)		0.75		0.38		(0.12)		0.26

Total from investment operations	0.81		(0.35)		0.84		0.46		(0.07)		0.31

Less distributions:
Dividends from net investment income	—		(0.15)		(0.12)		(0.09)		(0.08)		(0.10)
Distributions from net realized gains	—		(0.41)		(0.33)		(0.26)		(0.35)		(0.41)

Total dividends and distributions	—		(0.56)		(0.45)		(0.35)		(0.43)		(0.51)

Net asset value, end of period	$9.86		$9.05		$9.96		$9.57		$9.46		$9.96

Total return (b)	8.95%		(3.62)%		8.78%		4.84%		(0.67)%		3.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,187,828		$1,144,990		$1,325,942		$1,354,790		$1,414,428		$1,607,870
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.53	%(k)	0.52	%(k)	0.52	%(k)	0.53	%(k)	0.51	%(k)
Before waivers (a)(f)	0.52%		0.53%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.43)%		1.16%		0.86%		0.81%		0.54%		0.46%
Before waivers (a)(f)(x)	(0.43)%		1.16%		0.86%		0.80%		0.54%		0.45%
Portfolio turnover rate (z)^	5%		14%		10%		11%		8%		10%

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class K			2018		2017		2016		2015		2014
Net asset value, beginning of period	$9.04		$9.95		$9.56		$9.46		$9.96		$10.15

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.13		0.11		0.11		0.08		0.08
Net realized and unrealized gain (loss)	0.84		(0.46)		0.76		0.37		(0.12)		0.27

Total from investment operations	0.83		(0.33)		0.87		0.48		(0.04)		0.35

Less distributions:
Dividends from net investment income	—		(0.17)		(0.15)		(0.12)		(0.11)		(0.13)
Distributions from net realized gains	—		(0.41)		(0.33)		(0.26)		(0.35)		(0.41)

Total dividends and distributions	—		(0.58)		(0.48)		(0.38)		(0.46)		(0.54)

Net asset value, end of period	$9.87		$9.04		$9.95		$9.56		$9.46		$9.96

Total return (b)	9.18%		(3.38)%		9.05%		4.99%		(0.42)%		3.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,751		$27,328		$35,366		$37,441		$36,735		$40,720
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(j)	0.28	%(k)	0.27	%(k)	0.27	%(k)	0.28	%(k)	0.26	%(k)
Before waivers (a)(f)	0.27%		0.28%		0.28%		0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.18)%		1.29%		1.07%		1.10%		0.79%		0.75%
Before waivers (a)(f)(x)	(0.18)%		1.29%		1.06%		1.09%		0.79%		0.73%
Portfolio turnover rate (z)^	5%		14%		10%		11%		8%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	51.3%
Fixed Income	48.7

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/Intermediate Government Bond Portfolio	17.8%
EQ/Core Bond Index Portfolio	13.3
ATM Large Cap Managed Volatility Portfolio	12.1
EQ/PIMCO Ultra Short Bond Portfolio	7.2
ATM International Managed Volatility Portfolio	6.7
ATM Small Cap Managed Volatility Portfolio	3.9
Multimanager Core Bond Portfolio	3.3
EQ/MFS International Growth Portfolio	3.1
EQ/Large Cap Core Managed Volatility Portfolio	3.0
EQ/Quality Bond PLUS Portfolio	2.8
UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class A
Actual	$1,000.00	$1,102.62	$2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.36	2.46
Class B
Actual	1,000.00	1,102.72	2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.36	2.46
Class K
Actual	1,000.00	1,104.17	1.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.60	1.21

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.3%)
1290 VT Equity Income Portfolio‡	19,842,111	$84,009,116
1290 VT GAMCO Small Company Value Portfolio‡	1,209,706	70,924,366
1290 VT Micro Cap Portfolio‡	2,579,659	28,628,843
1290 VT Small Cap Value Portfolio‡	4,904,463	52,241,336
ATM International Managed Volatility Portfolio‡	46,962,073	490,218,677
ATM Large Cap Managed Volatility Portfolio‡	57,992,877	882,491,138
ATM Mid Cap Managed Volatility Portfolio‡	9,516,369	73,676,748
ATM Small Cap Managed Volatility Portfolio‡	23,949,773	284,776,080
EQ/AB Small Cap Growth Portfolio‡	7,981,482	153,615,495
EQ/BlackRock Basic Value Equity Portfolio‡	4,642,206	107,794,815
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,442,856	36,956,716
EQ/Global Equity Managed Volatility Portfolio‡	10,448,387	180,183,115
EQ/International Core Managed Volatility Portfolio‡	10,744,308	116,689,755
EQ/International Equity Index Portfolio‡	1,972,589	18,601,288
EQ/International Value Managed Volatility Portfolio‡	7,124,711	92,840,782
EQ/JPMorgan Value Opportunities Portfolio‡	5,313,089	91,850,765
EQ/Large Cap Core Managed Volatility Portfolio‡	19,516,256	215,990,977
EQ/Large Cap Growth Index Portfolio‡	444,571	7,157,563
EQ/Large Cap Growth Managed Volatility Portfolio‡	4,930,332	174,590,855
EQ/Large Cap Value Managed Volatility Portfolio‡	8,354,833	152,329,968
EQ/Loomis Sayles Growth Portfolio‡	7,034,475	64,686,164
EQ/MFS International Growth Portfolio‡	28,259,622	225,393,644
EQ/Morgan Stanley Small Cap Growth Portfolio‡	4,932,234	57,235,451
EQ/T. Rowe Price Growth Stock Portfolio‡	616,054	32,432,400
Multimanager Mid Cap Growth Portfolio*‡	1,643,902	18,070,382
Multimanager Mid Cap Value Portfolio‡	1,750,459	27,195,996

Total Equity		3,740,582,435

Fixed Income (48.7%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	14,892,780	152,924,752
1290 VT High Yield Bond Portfolio‡	5,765,670	56,138,068
EQ/Core Bond Index Portfolio‡	95,585,680	969,229,668
EQ/Global Bond PLUS Portfolio‡	10,615,500	99,596,943
EQ/Intermediate Government Bond Portfolio‡	123,645,738	1,294,339,140
EQ/PIMCO Ultra Short Bond Portfolio‡	53,048,446	528,470,526
EQ/Quality Bond PLUS Portfolio‡	23,850,369	207,766,694
Multimanager Core Bond Portfolio‡	24,315,438	242,256,814

Total Fixed Income		3,550,722,605

Total Investments in Securities (100.0%) (Cost $5,965,072,424)		7,291,305,040
Other Assets Less Liabilities (0.0%)		2,517,985

Net Assets (100%)		$7,293,823,025

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	14,892,780	124,720,549	25,200,000	(5,951,494)	15,618	8,940,079	152,924,752	—	—
1290 VT Equity Income Portfolio	19,842,111	90,755,350	—	(18,756,391)	41,191	11,968,966	84,009,116	—	—
1290 VT GAMCO Small Company Value Portfolio	1,209,706	98,595,715	2,500,001	(45,252,710)	17,078,123	(1,996,763)	70,924,366	—	—
1290 VT High Yield Bond Portfolio	5,765,670	54,094,752	—	(2,736,772)	20,987	4,759,101	56,138,068	—	—
1290 VT Micro Cap Portfolio	2,579,659	24,071,957	—	(1,020,834)	52,242	5,525,478	28,628,843	—	—
1290 VT Small Cap Value Portfolio	4,904,463	49,446,595	—	(6,633,091)	36,625	9,391,207	52,241,336	—	—

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	46,962,073	425,641,461	34,250,000	(31,627,265)	153,735	61,800,746	490,218,677	—	—
ATM Large Cap Managed Volatility Portfolio	57,992,877	778,037,434	16,000,001	(48,604,286)	2,203,548	134,854,441	882,491,138	—	—
ATM Mid Cap Managed Volatility Portfolio	9,516,369	46,182,870	20,099,999	(2,953,925)	40,276	10,307,528	73,676,748	—	—
ATM Small Cap Managed Volatility Portfolio	23,949,773	209,921,581	48,499,999	(12,774,032)	502,527	38,626,005	284,776,080	—	—
EQ/AB Small Cap Growth Portfolio (a)	7,981,482	173,042,354	—	(54,710,316)	1,962,680	33,320,777	153,615,495	—	—
EQ/BlackRock Basic Value Equity Portfolio	4,642,206	107,587,069	—	(14,884,585)	2,146,382	12,945,949	107,794,815	—	—
EQ/Core Bond Index Portfolio	95,585,680	1,011,184,535	—	(88,628,073)	47,658	46,625,548	969,229,668	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio (b)	2,442,856	27,886,226	5,500,001	(1,020,834)	46,971	4,544,352	36,956,716	—	—
EQ/Global Bond PLUS Portfolio	10,615,500	91,649,413	7,600,000	(4,669,865)	47,282	4,970,113	99,596,943	—	—
EQ/Global Equity Managed Volatility Portfolio (c)	10,448,387	167,923,474	—	(13,210,315)	246,493	25,223,463	180,183,115	—	—
EQ/Intermediate Government Bond Portfolio	123,645,738	1,364,607,107	—	(113,669,540)	(1,395,823)	44,797,396	1,294,339,140	—	—
EQ/International Core Managed Volatility Portfolio (d)	10,744,308	111,338,019	—	(10,473,543)	337,196	15,488,083	116,689,755	—	—
EQ/International Equity Index Portfolio	1,972,589	21,235,273	—	(5,108,577)	(65,644)	2,540,236	18,601,288	—	—
EQ/International Value Managed Volatility Portfolio (e)	7,124,711	53,873,638	32,199,999	(2,845,348)	27,767	9,584,726	92,840,782	—	—
EQ/JPMorgan Value Opportunities Portfolio	5,313,089	99,669,446	—	(22,418,647)	358,121	14,241,845	91,850,765	—	—
EQ/Large Cap Core Managed Volatility Portfolio (f)	19,516,256	192,712,372	—	(10,947,087)	548,162	33,677,530	215,990,977	—	—
EQ/Large Cap Growth Index Portfolio	444,571	11,752,575	—	(6,000,001)	2,793,479	(1,388,490)	7,157,563	—	—
EQ/Large Cap Growth Managed Volatility Portfolio (g)	4,930,332	160,799,202	—	(18,067,676)	3,234,975	28,624,354	174,590,855	—	—
EQ/Large Cap Value Managed Volatility Portfolio (h)	8,354,833	123,953,147	14,499,999	(7,298,058)	274,531	20,900,349	152,329,968	—	—
EQ/Loomis Sayles Growth Portfolio (i)	7,034,475	64,420,770	—	(13,649,029)	2,692,789	11,221,634	64,686,164	—	—
EQ/MFS International Growth Portfolio	28,259,622	288,359,120	—	(102,208,128)	9,362,880	29,879,772	225,393,644	—	—

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio (j)	4,932,234	42,584,816	3,499,999	(1,933,091)	4,724	13,079,003	57,235,451	—	—
EQ/PIMCO Ultra Short Bond Portfolio	53,048,446	535,818,912	33,200,002	(47,867,718)	(78,496)	7,397,826	528,470,526	—	—
EQ/Quality Bond PLUS Portfolio	23,850,369	140,530,165	65,900,000	(7,080,905)	13,085	8,404,349	207,766,694	—	—
EQ/T. Rowe Price Growth Stock Portfolio	616,054	28,503,716	—	(1,824,514)	124,113	5,629,085	32,432,400	—	—
Multimanager Core Bond Portfolio	24,315,438	178,068,514	63,883,712	(8,905,419)	(20,428)	9,230,435	242,256,814	2,983,711	—
Multimanager Mid Cap Growth Portfolio*	1,643,902	14,408,738	—	(108,577)	141	3,770,080	18,070,382	—	—
Multimanager Mid Cap Value Portfolio	1,750,459	24,268,615	—	(912,258)	15,342	3,824,297	27,195,996	—	—

Total		6,937,645,480	372,833,712	(734,752,904)	42,869,252	672,709,500	7,291,305,040	2,983,711	—

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility Portfolio.
(c)	Formerly known as AXA Global Equity Managed Volatility Portfolio.
(d)	Formerly known as AXA International Core Managed Volatility Portfolio.
(e)	Formerly known as AXA International Value Managed Volatility Portfolio.
(f)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.
(g)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.
(h)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.
(i)	Formerly known as AXA/Loomis Sayles Growth Portfolio.
(j)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,291,305,040	$—	$7,291,305,040

Total Assets	$—	$7,291,305,040	$—	$7,291,305,040

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,291,305,040	$—	$7,291,305,040

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$372,833,712
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$734,752,904

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,351,309,557
Aggregate gross unrealized depreciation	(54,125,861)

Net unrealized appreciation	$1,297,183,696

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,994,121,344

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,965,072,424)	$7,291,305,040
Cash	6,022,803
Receivable for securities sold	2,047,269
Receivable for Portfolio shares sold	955,341
Dividends, interest and other receivables	395,761
Other assets	77,436

Total assets	7,300,803,650

LIABILITIES
Payable for Portfolio shares redeemed	3,368,058
Distribution fees payable – Class B	1,025,848
Administrative fees payable	724,123
Investment management fees payable	558,643
Distribution fees payable – Class A	395,783
Payable for securities purchased	395,761
Trustees’ fees payable	144,589
Accrued expenses	367,820

Total liabilities	6,980,625

NET ASSETS	$7,293,823,025

Net assets were comprised of:
Paid in capital	$5,736,190,090
Total distributable earnings (loss)	1,557,632,935

Net assets	$7,293,823,025

Class A
Net asset value, offering and redemption price per share, $1,948,321,846 / 136,332,581 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.29

Class B
Net asset value, offering and redemption price per share, $5,041,562,455 / 355,676,113 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.17

Class K
Net asset value, offering and redemption price per share, $303,938,724 / 21,241,245 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.31

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019

(Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,983,711
Interest	49,848

Total income	3,033,559

EXPENSES
Distribution fees – Class B	6,199,446
Administrative fees	4,423,934
Investment management fees	3,368,678
Distribution fees – Class A	2,380,048
Printing and mailing expenses	407,681
Professional fees	134,621
Custodian fees	109,096
Trustees’ fees	108,952
Miscellaneous	66,248

Total expenses	17,198,704

NET INVESTMENT INCOME (LOSS)	(14,165,145)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($42,869,252 of realized gain (loss) from affiliates)	42,887,548
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	672,709,500

NET REALIZED AND UNREALIZED GAIN (LOSS)	715,597,048

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$701,431,903

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(14,165,145)	$88,565,984
Net realized gain (loss)	42,887,548	387,593,009
Net change in unrealized appreciation (depreciation)	672,709,500	(821,074,713)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	701,431,903	(344,915,720)

Distributions to shareholders:
Class A	—	(108,457,397)
Class B	—	(287,404,348)
Class K	—	(17,014,144)

Total distributions to shareholders	—	(412,875,889)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,259,664 and 2,746,319 shares, respectively ]	17,453,995	39,203,750
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,047,850 shares, respectively ]	—	108,457,397
Capital shares repurchased [ (7,222,924) and (13,645,175) shares, respectively ]	(99,528,494)	(195,766,034)

Total Class A transactions	(82,074,499)	(48,104,887)

Class B
Capital shares sold [ 3,546,269 and 8,842,368 shares, respectively ]	48,665,003	126,437,514
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,493,860 shares, respectively ]	—	287,404,348
Capital shares repurchased [ (22,948,884) and (49,190,182) shares, respectively ]	(313,874,936)	(699,762,016)

Total Class B transactions	(265,209,933)	(285,920,154)

Class K
Capital shares sold [ 568,869 and 1,017,294 shares, respectively ]	7,902,089	14,522,864
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,264,172 shares, respectively ]	—	17,014,144
Capital shares repurchased [ (745,904) and (2,150,219) shares, respectively ]	(10,313,096)	(30,836,858)

Total Class K transactions	(2,411,007)	700,150

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(349,695,439)	(333,324,891)

TOTAL INCREASE (DECREASE) IN NET ASSETS	351,736,464	(1,091,116,500)
NET ASSETS:
Beginning of period	6,942,086,561	8,033,203,061

End of period	$7,293,823,025	$6,942,086,561

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class A			2018		2017		2016		2015		2014
Net asset value, beginning of period	$12.96		$14.41		$13.59		$13.43		$14.18		$14.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.17		0.12		0.11		0.08		0.07
Net realized and unrealized gain (loss)	1.36		(0.84)		1.37		0.60		(0.20)		0.37

Total from investment operations	1.33		(0.67)		1.49		0.71		(0.12)		0.44

Less distributions:
Dividends from net investment income	—		(0.22)		(0.18)		(0.12)		(0.12)		(0.16)
Distributions from net realized gains	—		(0.56)		(0.49)		(0.43)		(0.51)		(0.65)

Total dividends and distributions	—		(0.78)		(0.67)		(0.55)		(0.63)		(0.81)

Net asset value, end of period	$14.29		$12.96		$14.41		$13.59		$13.43		$14.18

Total return (b)	10.26%		(4.73)%		11.00%		5.35%		(0.84)%		3.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,948,322		$1,843,864		$2,092,058		$2,064,205		$2,122,648		$2,307,372
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.50	%(k)	0.51	%(m)	0.52	%(n)	0.51	%(m)	0.53	%(o)
Before waivers (a)(f)	0.49%		0.50%		0.51%		0.52%		0.51%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.41)%		1.16%		0.87%		0.78%		0.53%		0.48%
Before waivers (a)(f)(x)	(0.41)%		1.16%		0.87%		0.78%		0.53%		0.48%
Portfolio turnover rate (z)^	5%		12%		9%		9%		8%		10%

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016		2015		2014
Net asset value, beginning of period	$12.85		$14.30		$13.49		$13.33		$14.09		$14.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.16		0.12		0.10		0.07		0.07
Net realized and unrealized gain (loss)	1.35		(0.83)		1.36		0.61		(0.20)		0.37

Total from investment operations	1.32		(0.67)		1.48		0.71		(0.13)		0.44

Less distributions:
Dividends from net investment income	—		(0.22)		(0.18)		(0.12)		(0.12)		(0.16)
Distributions from net realized gains	—		(0.56)		(0.49)		(0.43)		(0.51)		(0.65)

Total dividends and distributions	—		(0.78)		(0.67)		(0.55)		(0.63)		(0.81)

Net asset value, end of period	$14.17		$12.85		$14.30		$13.49		$13.33		$14.09

Total return (b)	10.27%		(4.77)%		11.00%		5.38%		(0.92)%		3.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,041,562		$4,820,681		$5,634,278		$5,669,408		$6,037,275		$6,809,285
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.50	%(k)	0.51	%(m)	0.52	%(n)	0.51	%(m)	0.53	%(o)
Before waivers (a)(f)	0.49%		0.50%		0.51%		0.52%		0.51%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.41)%		1.14%		0.85%		0.77%		0.52%		0.46%
Before waivers (a)(f)(x)	(0.41)%		1.14%		0.85%		0.77%		0.52%		0.46%
Portfolio turnover rate (z)^	5%		12%		9%		9%		8%		10%

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class K			2018		2017		2016		2015		2014
Net asset value, beginning of period	$12.96		$14.42		$13.59		$13.43		$14.18		$14.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.20		0.16		0.14		0.11		0.11
Net realized and unrealized gain (loss)	1.36		(0.84)		1.38		0.61		(0.20)		0.37

Total from investment operations	1.35		(0.64)		1.54		0.75		(0.09)		0.48

Less distributions:
Dividends from net investment income	—		(0.26)		(0.22)		(0.16)		(0.15)		(0.20)
Distributions from net realized gains	—		(0.56)		(0.49)		(0.43)		(0.51)		(0.65)

Total dividends and distributions	—		(0.82)		(0.71)		(0.59)		(0.66)		(0.85)

Net asset value, end of period	$14.31		$12.96		$14.42		$13.59		$13.43		$14.18

Total return (b)	10.42%		(4.54)%		11.34%		5.61%		(0.60)%		3.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$303,939		$277,542		$306,867		$287,164		$286,432		$310,021
Ratio of expenses to average net assets:
After waivers (a)(f)	0.24	%(j)	0.25	%(k)	0.26	%(m)	0.27	%(n)	0.26	%(m)	0.28	%(o)
Before waivers (a)(f)	0.24%		0.25%		0.26%		0.27%		0.26%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.16)%		1.41%		1.13%		1.04%		0.78%		0.74%
Before waivers (a)(f)(x)	(0.16)%		1.41%		1.13%		1.04%		0.78%		0.74%
Portfolio turnover rate (z)^	5%		12%		9%		9%		8%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	71.4%
Fixed Income	28.6

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
ATM Large Cap Managed Volatility Portfolio	16.4%
EQ/Intermediate Government Bond Portfolio	10.9
ATM International Managed Volatility Portfolio	8.5
EQ/Core Bond Index Portfolio	7.9
ATM Small Cap Managed Volatility Portfolio	6.1
EQ/Large Cap Core Managed Volatility Portfolio	4.4
EQ/MFS International Growth Portfolio	4.3
EQ/PIMCO Ultra Short Bond Portfolio	4.2
EQ/AB Small Cap Growth Portfolio	3.4
EQ/Global Equity Managed Volatility Portfolio	3.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class A
Actual	$1,000.00	$1,130.13	$2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.37	2.45
Class B
Actual	1,000.00	1,131.13	2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.37	2.45
Class K
Actual	1,000.00	1,132.13	1.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.61	1.20

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.4%)
1290 VT Equity Income Portfolio‡	33,101,062	$140,145,920
1290 VT GAMCO Small Company Value Portfolio‡	2,732,955	160,231,604
1290 VT Micro Cap Portfolio‡	5,545,641	61,545,068
1290 VT Small Cap Value Portfolio‡	8,721,703	92,901,785
ATM International Managed Volatility Portfolio‡	71,043,676	741,597,093
ATM Large Cap Managed Volatility Portfolio‡	94,444,776	1,437,188,190
ATM Mid Cap Managed Volatility Portfolio‡	9,373,633	72,571,669
ATM Small Cap Managed Volatility Portfolio‡	44,750,752	532,111,262
EQ/AB Small Cap Growth Portfolio‡	15,679,058	301,766,796
EQ/BlackRock Basic Value Equity Portfolio‡	7,964,292	184,935,633
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	4,629,147	70,031,985
EQ/Global Equity Managed Volatility Portfolio‡	16,706,221	288,099,881
EQ/International Core Managed Volatility Portfolio‡	17,653,299	191,725,617
EQ/International Equity Index Portfolio‡	3,925,973	37,021,484
EQ/International Value Managed Volatility Portfolio‡	10,242,621	133,469,690
EQ/JPMorgan Value Opportunities Portfolio‡	7,740,430	133,813,749
EQ/Large Cap Core Managed Volatility Portfolio‡	34,558,464	382,466,608
EQ/Large Cap Growth Index Portfolio‡	873,655	14,065,780
EQ/Large Cap Growth Managed Volatility Portfolio‡	8,107,224	287,089,652
EQ/Large Cap Value Managed Volatility Portfolio‡	14,609,204	266,363,136
EQ/Loomis Sayles Growth Portfolio‡	12,018,604	110,518,176
EQ/MFS International Growth Portfolio‡	47,795,744	381,210,222
EQ/Morgan Stanley Small Cap Growth Portfolio‡	11,129,766	129,153,894
EQ/T. Rowe Price Growth Stock Portfolio‡	1,150,304	60,558,153
Multimanager Mid Cap Growth Portfolio*‡	2,160,840	23,752,762
Multimanager Mid Cap Value Portfolio‡	1,314,404	20,421,222

Total Equity		6,254,757,031

Fixed Income (28.6%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	10,513,209	107,953,641
1290 VT High Yield Bond Portfolio‡	3,794,892	36,949,373
EQ/Core Bond Index Portfolio‡	67,903,811	688,538,165
EQ/Global Bond PLUS Portfolio‡	1,245,562	11,686,138
EQ/Intermediate Government Bond Portfolio‡	90,748,499	949,966,706
EQ/PIMCO Ultra Short Bond Portfolio‡	37,249,565	371,081,503
EQ/Quality Bond PLUS Portfolio‡	18,177,392	158,347,933
Multimanager Core Bond Portfolio‡	17,918,254	178,521,114

Total Fixed Income		2,503,044,573

Total Investments in Securities (100.0%) (Cost $6,516,409,454)		8,757,801,604
Other Assets Less Liabilities (0.0%)		(889,659)

Net Assets (100%)		$8,756,911,945

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	10,513,209	86,591,482	19,350,000	(4,251,104)	8,468	6,254,795	107,953,641	—	—
1290 VT Equity Income Portfolio	33,101,062	154,992,993	—	(34,887,063)	53,337	19,986,653	140,145,920	—	—
1290 VT GAMCO Small Company Value Portfolio	2,732,955	161,667,208	—	(28,629,490)	2,845,305	24,348,581	160,231,604	—	—
1290 VT High Yield Bond Portfolio	3,794,892	31,725,208	3,499,999	(1,276,418)	374	3,000,210	36,949,373	—	—
1290 VT Micro Cap Portfolio	5,545,641	51,929,809	—	(2,410,408)	232,399	11,793,268	61,545,068	—	—
1290 VT Small Cap Value Portfolio	8,721,703	80,425,980	—	(3,544,397)	73,387	15,946,815	92,901,785	—	—

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	71,043,676	650,097,945	36,250,000	(37,706,519)	185,645	92,770,022	741,597,093	—	—
ATM Large Cap Managed Volatility Portfolio	94,444,776	1,287,277,428	20,500,001	(96,285,755)	5,348,027	220,348,489	1,437,188,190	—	—
ATM Mid Cap Managed Volatility Portfolio	9,373,633	65,578,316	500,000	(4,678,387)	238,605	10,933,135	72,571,669	—	—
ATM Small Cap Managed Volatility Portfolio	44,750,752	438,398,006	41,500,001	(22,964,652)	678,548	74,499,359	532,111,262	—	—
EQ/AB Small Cap Growth Portfolio (a)	15,679,058	285,240,295	—	(46,069,150)	2,247,206	60,348,445	301,766,796	—	—
EQ/BlackRock Basic Value Equity Portfolio	7,964,292	193,860,931	—	(34,997,470)	7,261,750	18,810,422	184,935,633	—	—
EQ/Core Bond Index Portfolio	67,903,811	690,960,017	34,000,000	(68,636,808)	1,716,655	30,498,301	688,538,165	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio (b)	4,629,147	59,337,517	4,249,999	(2,410,407)	112,819	8,742,057	70,031,985	—	—
EQ/Global Bond PLUS Portfolio	1,245,562	11,102,729	—	—	—	583,409	11,686,138	—	—
EQ/Global Equity Managed Volatility Portfolio (c)	16,706,221	255,194,435	6,249,999	(13,607,878)	(42,860)	40,306,185	288,099,881	—	—
EQ/Intermediate Government Bond Portfolio	90,748,499	1,019,895,514	—	(101,841,917)	(1,299,647)	33,212,756	949,966,706	—	—
EQ/International Core Managed Volatility Portfolio (d)	17,653,299	175,551,971	—	(9,071,920)	492,343	24,753,223	191,725,617	—	—
EQ/International Equity Index Portfolio	3,925,973	61,138,101	—	(29,759,542)	143,662	5,499,263	37,021,484	—	—
EQ/International Value Managed Volatility Portfolio (e)	10,242,621	88,205,597	35,500,001	(5,669,949)	58,562	15,375,479	133,469,690	—	—
EQ/JPMorgan Value Opportunities Portfolio	7,740,430	135,415,357	—	(21,637,063)	384,502	19,650,953	133,813,749	—	—
EQ/Large Cap Core Managed Volatility Portfolio (f)	34,558,464	341,084,415	—	(19,277,827)	1,035,147	59,624,873	382,466,608	—	—
EQ/Large Cap Growth Index Portfolio	873,655	18,484,293	—	(6,991,561)	3,541,389	(968,341)	14,065,780	—	—
EQ/Large Cap Growth Managed Volatility Portfolio (g)	8,107,224	257,328,051	—	(22,841,868)	2,207,483	50,395,986	287,089,652	—	—
EQ/Large Cap Value Managed Volatility Portfolio (h)	14,609,204	248,920,736	—	(19,798,574)	636,741	36,604,233	266,363,136	—	—
EQ/Loomis Sayles Growth Portfolio (i)	12,018,604	99,722,726	—	(11,419,949)	1,059,682	21,155,717	110,518,176	—	—
EQ/MFS International Growth Portfolio	47,795,744	392,809,580	—	(75,344,941)	6,821,309	56,924,274	381,210,222	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio (j)	11,129,766	102,581,627	—	(4,820,815)	49,681	31,343,401	129,153,894	—	—

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	37,249,565	361,773,231	30,500,001	(26,269,389)	(20,903)	5,098,563	371,081,503	—	—
EQ/Quality Bond PLUS Portfolio	18,177,392	109,078,801	48,600,000	(5,954,806)	10,106	6,613,832	158,347,933	—	—
EQ/T. Rowe Price Growth Stock Portfolio	1,150,304	58,347,484	—	(9,101,969)	1,601,888	9,710,750	60,558,153	—	—
Multimanager Core Bond Portfolio	17,918,254	130,290,763	48,015,147	(6,661,511)	(19,866)	6,896,581	178,521,114	2,215,147	—
Multimanager Mid Cap Growth Portfolio*	2,160,840	18,939,490	—	(142,428)	434	4,955,266	23,752,762	—	—
Multimanager Mid Cap Value Portfolio	1,314,404	18,619,996	—	(1,133,989)	(5,843)	2,941,058	20,421,222	—	—

Total		8,142,568,032	328,715,148	(780,095,924)	37,656,335	1,028,958,013	8,757,801,604	2,215,147	—

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility Portfolio.
(c)	Formerly known as AXA Global Equity Managed Volatility Portfolio.
(d)	Formerly known as AXA International Core Managed Volatility Portfolio.
(e)	Formerly known as AXA International Value Managed Volatility Portfolio.
(f)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.
(g)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.
(h)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.
(i)	Formerly known as AXA/Loomis Sayles Growth Portfolio.
(j)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,757,801,604	$—	$8,757,801,604

Total Assets	$—	$8,757,801,604	$—	$8,757,801,604

Total Liabilities	$—	$—	$—	$—

Total	$—	$8,757,801,604	$—	$8,757,801,604

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$328,715,148
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$780,095,924

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,204,234,515
Aggregate gross unrealized depreciation	(39,299,867)

Net unrealized appreciation	$2,164,934,648

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,592,866,956

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $6,516,409,454)	$8,757,801,604
Cash	6,777,442
Receivable for securities sold	2,884,210
Receivable for Portfolio shares sold	1,367,009
Dividends, interest and other receivables	291,649
Other assets	93,476

Total assets	8,769,215,390

LIABILITIES
Payable for Portfolio shares redeemed	8,001,617
Distribution fees payable – Class B	1,719,238
Administrative fees payable	866,509
Investment management fees payable	663,646
Payable for securities purchased	291,649
Trustees’ fees payable	160,353
Distribution fees payable – Class A	41,702
Accrued expenses	558,731

Total liabilities	12,303,445

NET ASSETS	$8,756,911,945

Net assets were comprised of:
Paid in capital	$6,178,396,300
Total distributable earnings (loss)	2,578,515,645

Net assets	$8,756,911,945

Class A
Net asset value, offering and redemption price per share, $206,565,736 / 18,289,505 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.29

Class B
Net asset value, offering and redemption price per share, $8,480,819,435 / 750,626,130 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.30

Class K
Net asset value, offering and redemption price per share, $69,526,774 / 6,147,905 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.31

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019

(Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,215,147
Interest	59,638

Total income	2,274,785

EXPENSES
Distribution fees – Class B	10,377,076
Administrative fees	5,297,851
Investment management fees	4,004,759
Printing and mailing expenses	485,217
Distribution fees – Class A	250,272
Professional fees	155,861
Trustees’ fees	130,836
Custodian fees	105,278
Miscellaneous	80,167

Total expenses	20,887,317

NET INVESTMENT INCOME (LOSS)	(18,612,532)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	37,656,335
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	1,028,958,013

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,066,614,348

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,048,001,816

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(18,612,532)	$94,259,218
Net realized gain (loss)	37,656,335	627,980,678
Net change in unrealized appreciation (depreciation)	1,028,958,013	(1,311,754,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,048,001,816	(589,514,616)

Distributions to shareholders:
Class A	—	(13,601,091)
Class B	—	(567,430,924)
Class K	—	(4,876,712)

Total distributions to shareholders	—	(585,908,727)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 442,393 and 961,402 shares, respectively ]	4,807,109	10,854,833
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,283,452 shares, respectively ]	—	13,601,091
Capital shares repurchased [ (1,134,646) and (2,925,665) shares, respectively ]	(12,291,912)	(33,498,110)

Total Class A transactions	(7,484,803)	(9,042,186)

Class B
Capital shares sold [ 4,283,541 and 8,334,098 shares, respectively ]	46,510,004	94,604,817
Capital shares issued in reinvestment of dividends and distributions [ 0 and 53,501,500 shares, respectively ]	—	567,430,924
Capital shares repurchased [ (43,739,344) and (90,625,594) shares, respectively ]	(475,324,958)	(1,038,824,874)

Total Class B transactions	(428,814,954)	(376,789,133)

Class K
Capital shares sold [ 152,572 and 417,114 shares, respectively ]	1,668,763	4,738,358
Capital shares issued in reinvestment of dividends and distributions [ 0 and 460,221 shares, respectively ]	—	4,876,712
Capital shares repurchased [ (296,370) and (1,490,413) shares, respectively ]	(3,196,304)	(16,877,673)

Total Class K transactions	(1,527,541)	(7,262,603)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(437,827,298)	(393,093,922)

TOTAL INCREASE (DECREASE) IN NET ASSETS	610,174,518	(1,568,517,265)
NET ASSETS:
Beginning of period	8,146,737,427	9,715,254,692

End of period	$8,756,911,945	$8,146,737,427

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class A			2018		2017		2016		2015		2014
Net asset value, beginning of period	$9.99		$11.49		$10.58		$10.38		$11.14		$11.66

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.12		0.10		0.08		0.05		0.06
Net realized and unrealized gain (loss)	1.32		(0.87)		1.47		0.68		(0.19)		0.38

Total from investment operations	1.30		(0.75)		1.57		0.76		(0.14)		0.44

Less distributions:
Dividends from net investment income	—		(0.18)		(0.16)		(0.10)		(0.10)		(0.15)
Distributions from net realized gains	—		(0.57)		(0.50)		(0.46)		(0.52)		(0.81)

Total dividends and distributions	—		(0.75)		(0.66)		(0.56)		(0.62)		(0.96)

Net asset value, end of period	$11.29		$9.99		$11.49		$10.58		$10.38		$11.14

Total return (b)	13.01%		(6.84)%		14.94%		7.24%		(1.29)%		3.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$206,566		$189,592		$225,874		$218,035		$221,573		$246,364
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.50	%(k)	0.51	%(m)	0.51	%(n)	0.51	%(m)	0.52	%(o)
Before waivers (a)(f)	0.49%		0.50%		0.51%		0.51%		0.51%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.44)%		1.01%		0.86%		0.74%		0.47%		0.49%
Before waivers (a)(f)(x)	(0.44)%		1.01%		0.86%		0.74%		0.47%		0.49%
Portfolio turnover rate (z)^	4%		11%		8%		8%		9%		10%

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016		2015		2014
Net asset value, beginning of period	$9.99		$11.49		$10.59		$10.38		$11.14		$11.66

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.12		0.10		0.08		0.05		0.06
Net realized and unrealized gain (loss)	1.33		(0.87)		1.46		0.69		(0.19)		0.38

Total from investment operations	1.31		(0.75)		1.56		0.77		(0.14)		0.44

Less distributions:
Dividends from net investment income	—		(0.18)		(0.16)		(0.10)		(0.10)		(0.15)
Distributions from net realized gains	—		(0.57)		(0.50)		(0.46)		(0.52)		(0.81)

Total dividends and distributions	—		(0.75)		(0.66)		(0.56)		(0.62)		(0.96)

Net asset value, end of period	$11.30		$9.99		$11.49		$10.59		$10.38		$11.14

Total return (b)	13.11%		(6.84)%		14.83%		7.34%		(1.29)%		3.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,480,819		$7,894,299		$9,410,038		$9,033,114		$9,427,864		$10,569,594
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.50	%(k)	0.51	%(m)	0.51	%(n)	0.51	%(m)	0.52	%(o)
Before waivers (a)(f)	0.49%		0.50%		0.51%		0.51%		0.51%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.44)%		1.01%		0.85%		0.74%		0.47%		0.48%
Before waivers (a)(f)(x)	(0.44)%		1.01%		0.85%		0.74%		0.47%		0.48%
Portfolio turnover rate (z)^	4%		11%		8%		8%		9%		10%

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class K			2018		2017		2016		2015		2014
Net asset value, beginning of period	$9.99		$11.49		$10.58		$10.38		$11.14		$11.66

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.14		0.13		0.11		0.08		0.09
Net realized and unrealized gain (loss)	1.33		(0.86)		1.47		0.67		(0.19)		0.38

Total from investment operations	1.32		(0.72)		1.60		0.78		(0.11)		0.47

Less distributions:
Dividends from net investment income	—		(0.21)		(0.19)		(0.12)		(0.13)		(0.18)
Distributions from net realized gains	—		(0.57)		(0.50)		(0.46)		(0.52)		(0.81)

Total dividends and distributions	—		(0.78)		(0.69)		(0.58)		(0.65)		(0.99)

Net asset value, end of period	$11.31		$9.99		$11.49		$10.58		$10.38		$11.14

Total return (b)	13.21%		(6.58)%		15.21%		7.51%		(1.04)%		3.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,527		$62,847		$79,342		$77,074		$76,922		$85,699
Ratio of expenses to average net assets:
After waivers (a)(f)	0.24	%(j)	0.25	%(k)	0.26	%(m)	0.26	%(n)	0.26	%(m)	0.27	%(o)
Before waivers (a)(f)	0.24%		0.25%		0.26%		0.26%		0.26%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.19)%		1.24%		1.11%		1.02%		0.72%		0.74%
Before waivers (a)(f)(x)	(0.19)%		1.24%		1.11%		1.02%		0.72%		0.74%
Portfolio turnover rate (z)^	4%		11%		8%		8%		9%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class A, 1.13% for Class B and 0.88% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	91.8%
Fixed Income	8.2

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
ATM Large Cap Managed Volatility Portfolio	23.4%
ATM International Managed Volatility Portfolio	10.9
ATM Small Cap Managed Volatility Portfolio	7.0
EQ/MFS International Growth Portfolio	5.8
EQ/Large Cap Core Managed Volatility Portfolio	5.4
EQ/Large Cap Value Managed Volatility Portfolio	4.3
EQ/Global Equity Managed Volatility Portfolio	4.1
EQ/Large Cap Growth Managed Volatility Portfolio	3.9
EQ/AB Small Cap Growth Portfolio	3.3
EQ/Intermediate Government Bond Portfolio	3.3
UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class A
Actual	$1,000.00	$1,156.80	$2.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.33	2.50
Class B
Actual	1,000.00	1,156.80	2.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.33	2.50
Class K
Actual	1,000.00	1,157.79	1.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.56	1.24

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.50%, 0.50% and 0.25%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.8%)
1290 VT Equity Income Portfolio‡	17,450,311	$73,882,519
1290 VT GAMCO Small Company Value Portfolio‡	1,387,226	81,332,284
1290 VT Micro Cap Portfolio‡	2,505,032	27,800,641
1290 VT Small Cap Value Portfolio‡	3,015,624	32,121,811
ATM International Managed Volatility Portfolio‡	34,677,259	361,982,316
ATM Large Cap Managed Volatility Portfolio‡	51,006,226	776,173,634
ATM Mid Cap Managed Volatility Portfolio‡	5,396,594	41,781,008
ATM Small Cap Managed Volatility Portfolio‡	19,443,531	231,194,369
EQ/AB Small Cap Growth Portfolio‡	5,739,567	110,466,504
EQ/BlackRock Basic Value Equity Portfolio‡	4,328,175	100,502,807
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,373,102	35,901,437
EQ/Global Equity Managed Volatility Portfolio‡	7,989,764	137,784,004
EQ/International Core Managed Volatility Portfolio‡	7,332,107	79,631,165
EQ/International Equity Index Portfolio‡	3,314,935	31,259,459
EQ/International Value Managed Volatility Portfolio‡	4,890,533	63,727,623
EQ/JPMorgan Value Opportunities Portfolio‡	2,949,741	50,994,061
EQ/Large Cap Core Managed Volatility Portfolio‡	16,174,943	179,011,879
EQ/Large Cap Growth Index Portfolio‡	329,263	5,301,111
EQ/Large Cap Growth Managed Volatility Portfolio‡	3,657,576	129,520,553
EQ/Large Cap Value Managed Volatility Portfolio‡	7,783,824	141,919,009
EQ/Loomis Sayles Growth Portfolio‡	7,461,148	68,609,673
EQ/MFS International Growth Portfolio‡	24,318,848	193,962,743
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,197,742	60,316,507
EQ/T. Rowe Price Growth Stock Portfolio‡	361,712	19,042,447
Multimanager Mid Cap Growth Portfolio*‡	858,376	9,435,587
Multimanager Mid Cap Value Portfolio‡	436,714	6,785,007

Total Equity		3,050,440,158

Fixed Income (8.2%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,550,101	15,917,032
1290 VT High Yield Bond Portfolio‡	422,061	4,109,442
EQ/Core Bond Index Portfolio‡	7,718,239	78,262,212
EQ/Intermediate Government Bond Portfolio‡	10,440,787	109,295,469
EQ/PIMCO Ultra Short Bond Portfolio‡	3,731,808	37,176,410
EQ/Quality Bond PLUS Portfolio‡	1,346,881	11,733,027
Multimanager Core Bond Portfolio‡	1,730,444	17,240,564

Total Fixed Income		273,734,156

Total Investments in Securities (100.0%) (Cost $2,325,648,439)		3,324,174,314
Other Assets Less Liabilities (0.0%)		1,098,397

Net Assets (100%)		$3,325,272,711

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	1,550,101	13,728,002	2,016,733	(742,893)	(59)	915,249	15,917,032	—	—
1290 VT Equity Income Portfolio	17,450,311	67,868,129	75,300	(3,505,557)	62	9,444,585	73,882,519	—	—
1290 VT GAMCO Small Company Value Portfolio	1,387,226	73,065,277	92,034	(4,294,890)	(53,019)	12,522,882	81,332,284	—	—
1290 VT High Yield Bond Portfolio	422,061	3,770,938	—	—	—	338,504	4,109,442	—	—
1290 VT Micro Cap Portfolio	2,505,032	23,517,048	25,099	(1,183,999)	113,969	5,328,524	27,800,641	—	—
1290 VT Small Cap Value Portfolio	3,015,624	28,116,598	33,466	(1,625,105)	18,368	5,578,484	32,121,811	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	34,677,259	291,530,479	41,851,399	(16,483,105)	15,083	45,068,460	361,982,316	—	—
ATM Large Cap Managed Volatility Portfolio	51,006,226	693,436,132	3,769,730	(41,409,299)	2,096,015	118,281,056	776,173,634	—	—
ATM Mid Cap Managed Volatility Portfolio	5,396,594	37,329,660	41,834	(1,973,331)	12,065	6,370,780	41,781,008	—	—
ATM Small Cap Managed Volatility Portfolio	19,443,531	178,203,293	29,684,067	(8,775,538)	231,034	31,851,513	231,194,369	—	—
EQ/AB Small Cap Growth Portfolio (a)	5,739,567	95,056,944	125,500	(6,012,874)	568,682	20,728,252	110,466,504	—	—
EQ/BlackRock Basic Value Equity Portfolio	4,328,175	92,034,401	92,033	(4,637,769)	195,223	12,818,919	100,502,807	—	—
EQ/Core Bond Index Portfolio	7,718,239	82,926,268	83,667	(8,493,103)	(13,870)	3,759,250	78,262,212	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio (b)	2,373,102	28,704,000	4,025,101	(1,230,439)	58,884	4,343,891	35,901,437	—	—
EQ/Global Equity Managed Volatility Portfolio (c)	7,989,764	124,779,507	133,868	(6,314,661)	(5,328)	19,190,618	137,784,004	—	—
EQ/Intermediate Government Bond Portfolio	10,440,787	116,949,055	125,499	(11,419,994)	(65,867)	3,706,776	109,295,469	—	—
EQ/International Core Managed Volatility Portfolio (d)	7,332,107	73,350,248	92,032	(4,341,329)	205,778	10,324,436	79,631,165	—	—
EQ/International Equity Index Portfolio	3,314,935	51,510,844	41,833	(24,473,331)	7,229,436	(3,049,323)	31,259,459	—	—
EQ/International Value Managed Volatility Portfolio (e)	4,890,533	51,501,483	7,050,201	(2,321,558)	82,249	7,415,248	63,727,623	—	—
EQ/JPMorgan Value Opportunities Portfolio	2,949,741	47,260,409	75,299	(3,459,117)	92,741	7,024,729	50,994,061	—	—
EQ/Large Cap Core Managed Volatility Portfolio (f)	16,174,943	168,632,856	184,065	(18,682,658)	1,852,888	27,024,728	179,011,879	—	—
EQ/Large Cap Growth Index Portfolio	329,263	15,018,153	16,734	(10,696,453)	5,877,241	(4,914,564)	5,301,111	—	—
EQ/Large Cap Growth Managed Volatility Portfolio (g)	3,657,576	112,328,676	125,499	(5,966,434)	377,981	22,654,831	129,520,553	—	—
EQ/Large Cap Value Managed Volatility Portfolio (h)	7,783,824	143,427,696	150,600	(22,011,114)	6,629,710	13,722,117	141,919,009	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Loomis Sayles Growth Portfolio (i)	7,461,148	61,094,347	58,566	(6,105,543)	240,259	13,322,044	68,609,673	—	—
EQ/MFS International Growth Portfolio	24,318,848	187,094,054	209,167	(24,213,097)	(289,448)	31,162,067	193,962,743	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio (j)	5,197,742	47,999,291	50,201	(2,414,438)	34,083	14,647,370	60,316,507	—	—
EQ/PIMCO Ultra Short Bond Portfolio	3,731,808	35,214,541	3,441,833	(1,973,331)	(981)	494,348	37,176,410	—	—
EQ/Quality Bond PLUS Portfolio	1,346,881	11,609,517	8,366	(394,666)	270	509,540	11,733,027	—	—
EQ/T. Rowe Price Growth Stock Portfolio	361,712	17,106,071	33,466	(1,532,225)	133,436	3,301,699	19,042,447	—	—
Multimanager Core Bond Portfolio	1,730,444	17,083,413	244,504	(789,333)	(2,014)	703,994	17,240,564	227,770	—
Multimanager Mid Cap Growth Portfolio*	858,376	7,803,466	8,366	(394,666)	24,266	1,994,155	9,435,587	—	—
Multimanager Mid Cap Value Portfolio	436,714	6,194,374	8,366	(394,666)	24,938	951,995	6,785,007	—	—

Total		3,005,245,170	93,974,428	(248,266,516)	25,684,075	447,537,157	3,324,174,314	227,770	—

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility Portfolio.
(c)	Formerly known as AXA Global Equity Managed Volatility Portfolio.
(d)	Formerly known as AXA International Core Managed Volatility Portfolio.
(e)	Formerly known as AXA International Value Managed Volatility Portfolio.
(f)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.
(g)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.
(h)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.
(i)	Formerly known as AXA/Loomis Sayles Growth Portfolio.
(j)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,324,174,314	$—	$3,324,174,314

Total Assets	$—	$3,324,174,314	$—	$3,324,174,314

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,324,174,314	$—	$3,324,174,314

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$93,974,428
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$248,266,516

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$992,551,153
Aggregate gross unrealized depreciation	(27,551,313)

Net unrealized appreciation	$964,999,840

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,359,174,474

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,325,648,439)	$3,324,174,314
Cash	3,232,253
Receivable for Portfolio shares sold	477,393
Receivable for securities sold	190,845
Dividends, interest and other receivables	28,162
Other assets	35,567

Total assets	3,328,138,534

LIABILITIES
Payable for Portfolio shares redeemed	1,261,143
Distribution fees payable – Class B	647,922
Administrative fees payable	327,488
Investment management fees payable	260,534
Trustees’ fees payable	54,235
Payable for securities purchased	28,162
Distribution fees payable – Class A	16,456
Accrued expenses	269,883

Total liabilities	2,865,823

NET ASSETS	$3,325,272,711

Net assets were comprised of:
Paid in capital	$2,154,961,398
Total distributable earnings (loss)	1,170,311,313

Net assets	$3,325,272,711

Class A
Net asset value, offering and redemption price per share, $81,481,301 / 6,947,372 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.73

Class B
Net asset value, offering and redemption price per share, $3,211,640,521 / 273,792,290 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.73

Class K
Net asset value, offering and redemption price per share, $32,150,889 / 2,737,697 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.74

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019

(Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$227,770
Interest	21,374

Total income	249,144

EXPENSES
Distribution fees – Class B	3,896,915
Administrative fees	1,995,830
Investment management fees	1,567,400
Printing and mailing expenses	187,372
Custodian fees	105,624
Distribution fees – Class A	98,743
Professional fees	71,213
Trustees’ fees	49,334
Miscellaneous	30,039

Total expenses	8,002,470

NET INVESTMENT INCOME (LOSS)	(7,753,326)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	25,684,075
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	447,537,157

NET REALIZED AND UNREALIZED GAIN (LOSS)	473,221,232

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$465,467,906

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,753,326)	$32,809,225
Net realized gain (loss)	25,684,075	282,138,358
Net change in unrealized appreciation (depreciation)	447,537,157	(599,234,682)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	465,467,906	(284,287,099)

Distributions to shareholders:
Class A	—	(5,871,031)
Class B	—	(233,829,686)
Class K	—	(2,514,956)

Total distributions to shareholders	—	(242,215,673)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 197,169 and 678,415 shares, respectively ]	2,206,141	8,004,457
Capital shares issued in reinvestment of dividends and distributions [ 0 and 535,560 shares, respectively ]	—	5,871,031
Capital shares repurchased [ (526,354) and (929,422) shares, respectively ]	(5,885,300)	(11,096,686)

Total Class A transactions	(3,679,159)	2,778,802

Class B
Capital shares sold [ 3,378,123 and 6,647,233 shares, respectively ]	37,728,575	79,677,576
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,299,917 shares, respectively ]	—	233,829,686
Capital shares repurchased [ (15,852,938) and (30,268,610) shares, respectively ]	(177,835,840)	(362,002,844)

Total Class B transactions	(140,107,265)	(48,495,582)

Class K
Capital shares sold [ 117,053 and 288,916 shares, respectively ]	1,320,907	3,465,392
Capital shares issued in reinvestment of dividends and distributions [ 0 and 229,477 shares, respectively ]	—	2,514,956
Capital shares repurchased [ (367,362) and (603,223) shares, respectively ]	(4,116,923)	(7,277,939)

Total Class K transactions	(2,796,016)	(1,297,591)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(146,582,440)	(47,014,371)

TOTAL INCREASE (DECREASE) IN NET ASSETS	318,885,466	(573,517,143)
NET ASSETS:
Beginning of period	3,006,387,245	3,579,904,388

End of period	$3,325,272,711	$3,006,387,245

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class A			2018		2017		2016		2015		2014
Net asset value, beginning of period	$10.14		$11.99		$10.55		$10.24		$11.24		$11.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.12		0.10		0.08		0.05		0.06
Net realized and unrealized gain (loss)	1.62		(1.11)		1.90		0.82		(0.26)		0.51

Total from investment operations	1.59		(0.99)		2.00		0.90		(0.21)		0.57

Less distributions:
Dividends from net investment income	—		(0.19)		(0.17)		(0.10)		(0.10)		(0.19)
Distributions from net realized gains	—		(0.67)		(0.39)		(0.49)		(0.69)		(1.08)

Total dividends and distributions	—		(0.86)		(0.56)		(0.59)		(0.79)		(1.27)

Net asset value, end of period	$11.73		$10.14		$11.99		$10.55		$10.24		$11.24

Total return (b)	15.68%		(8.72)%		19.17%		8.81%		(1.76)%		4.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,481		$73,762		$83,800		$76,625		$75,748		$84,100
Ratio of expenses to average net assets (a)(f)	0.50	%(j)	0.51	%(k)	0.52	%(m)	0.52	%(n)	0.51	%(k)	0.53	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.48)%		0.98%		0.88%		0.75%		0.45%		0.54%
Portfolio turnover rate (z)^	3%		11%		8%		5%		10%		12%

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016		2015		2014
Net asset value, beginning of period	$10.14		$11.99		$10.55		$10.25		$11.25		$11.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.11		0.10		0.08		0.05		0.06
Net realized and unrealized gain (loss)	1.62		(1.10)		1.90		0.81		(0.26)		0.52

Total from investment operations	1.59		(0.99)		2.00		0.89		(0.21)		0.58

Less distributions:
Dividends from net investment income	—		(0.19)		(0.17)		(0.10)		(0.10)		(0.19)
Distributions from net realized gains	—		(0.67)		(0.39)		(0.49)		(0.69)		(1.08)

Total dividends and distributions	—		(0.86)		(0.56)		(0.59)		(0.79)		(1.27)

Net asset value, end of period	$11.73		$10.14		$11.99		$10.55		$10.25		$11.25

Total return (b)	15.68%		(8.72)%		19.17%		8.70%		(1.76)%		4.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,211,641		$2,902,334		$3,459,262		$3,123,018		$3,187,246		$3,482,029
Ratio of expenses to average net assets (a)(f)	0.50	%(j)	0.51	%(k)	0.52	%(m)	0.52	%(n)	0.51	%(k)	0.53	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.48)%		0.94%		0.86%		0.75%		0.45%		0.53%
Portfolio turnover rate (z)^	3%		11%		8%		5%		10%		12%

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class K			2018		2017		2016		2015		2014
Net asset value, beginning of period	$10.14		$11.99		$10.55		$10.25		$11.24		$11.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.14		0.13		0.10		0.08		0.10
Net realized and unrealized gain (loss)	1.61		(1.10)		1.90		0.82		(0.25)		0.50

Total from investment operations	1.60		(0.96)		2.03		0.92		(0.17)		0.60

Less distributions:
Dividends from net investment income	—		(0.22)		(0.20)		(0.13)		(0.13)		(0.22)
Distributions from net realized gains	—		(0.67)		(0.39)		(0.49)		(0.69)		(1.08)

Total dividends and distributions	—		(0.89)		(0.59)		(0.62)		(0.82)		(1.30)

Net asset value, end of period	$11.74		$10.14		$11.99		$10.55		$10.25		$11.24

Total return (b)	15.78%		(8.46)%		19.44%		8.97%		(1.43)%		4.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,151		$30,292		$36,843		$32,090		$32,037		$34,528
Ratio of expenses to average net assets (a)(f)	0.25	%(j)	0.26	%(k)	0.27	%(m)	0.27	%(n)	0.26	%(k)	0.28	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.23)%		1.15%		1.13%		1.01%		0.69%		0.81%
Portfolio turnover rate (z)^	3%		11%		8%		5%		10%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.19% for Class A, 1.19% for Class B and 0.94% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class A, 1.21% for Class B and 0.96% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM CONSERVATIVE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Fixed Income	67.0%
Equity	21.3
Alternatives	10.8
Specialty	0.5
Commodity	0.4

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
1290 VT Convertible Securities Portfolio	8.2%
EQ/Global Bond PLUS Portfolio	7.5
Multimanager Core Bond Portfolio	7.5
EQ/Intermediate Government Bond Portfolio	7.4
iShares JP Morgan USD Emerging Markets Bond ETF	7.4
EQ/PIMCO Ultra Short Bond Portfolio	7.3
EQ/PIMCO Global Real Return Portfolio	6.5
Vanguard Total International Bond ETF	6.3
1290 VT High Yield Bond Portfolio	4.8
iShares Floating Rate Bond ETF	4.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class B
Actual	$1,000.00	$1,085.39	$3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.69	3.14

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.63%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

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CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (0.4%)
Invesco DB Base Metals Fund	1,320	$20,460
Invesco DB Commodity Index Tracking Fund	2,390	37,595
Invesco DB Gold Fund	1,870	80,690
Invesco DB Silver Fund	400	8,960

Total Commodity		147,705

Equity (1.9%)
Invesco S&P 500 BuyWrite ETF	9,650	209,308
iShares Global Infrastructure ETF	4,040	186,648
iShares Micro-Cap ETF	340	31,685
iShares MSCI EAFE Small-Cap ETF	3,470	199,178
iShares U.S. Oil & Gas Exploration & Production ETF	1,740	97,562

Total Equity		724,381

Fixed Income (22.1%)
iShares Floating Rate Bond ETF	34,720	1,768,289
iShares International Treasury Bond ETF	1,640	83,394
iShares JP Morgan USD Emerging Markets Bond ETF	25,220	2,857,174
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	38,530	1,049,172
Vanguard Short-Term Inflation-Protected Securities ETF	8,380	413,302
Vanguard Total International Bond ETF	42,010	2,407,173

Total Fixed Income		8,578,504

Specialty (0.5%)
Invesco DB G10 Currency Harvest Fund	7,390	179,355

Total Exchange Traded Funds (24.9%) (Cost $9,414,077)		9,629,945

INVESTMENT COMPANIES:
Alternatives (10.8%)
1290 VT Convertible Securities Portfolio‡	272,432	3,166,093
1290 VT Energy Portfolio‡	8,782	53,600
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	39,097	497,711
1290 VT Natural Resources Portfolio‡	8,152	66,969
1290 VT Real Estate Portfolio‡	11,814	136,228
AQR Managed Futures Strategy Fund, Institutional Class*	6,850	58,914
BlackRock Global Long/Short Credit Fund, Institutional Class	9,008	89,989
Franklin K2 Alternative Strategies Fund, Advisor Class	7,675	88,573

Total Alternatives		4,158,077

Equity (19.3%)
1290 VT GAMCO Small Company Value Portfolio‡	6,380	374,081
1290 VT Low Volatility Global Equity Portfolio‡	16,610	207,902
1290 VT Micro Cap Portfolio‡	13,473	149,518
1290 VT SmartBeta Equity Portfolio‡	14,739	202,964
EQ/AB Small Cap Growth Portfolio‡	20,382	392,280
EQ/BlackRock Basic Value Equity Portfolio‡	16,725	388,358
EQ/Capital Guardian Research Portfolio‡	28,881	786,625
EQ/ClearBridge Large Cap Growth Portfolio‡	31,909	429,590
EQ/Emerging Markets Equity PLUS Portfolio‡	37,800	359,944
EQ/International Equity Index Portfolio‡	106,312	1,002,508
EQ/Invesco Comstock Portfolio‡	21,924	383,153
EQ/Janus Enterprise Portfolio*‡	27,476	594,998
EQ/MFS International Growth Portfolio‡	75,291	600,504
EQ/T. Rowe Price Growth Stock Portfolio‡	7,502	394,951
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	1,714	12,647
MSIF Frontier Markets Portfolio, Institutional Class	10,983	193,186
Multimanager Mid Cap Value Portfolio‡	39,554	614,535
Templeton Emerging Markets Small Cap Fund, Advisor Class	12,741	175,311
Templeton Global Smaller Companies Fund, Advisor Class	24,105	220,798

Total Equity		7,483,853

Fixed Income (44.5%)
1290 VT High Yield Bond Portfolio‡	188,330	1,833,692
Eaton Vance Floating-Rate Fund, Institutional Class	119,564	1,060,530
EQ/Global Bond PLUS Portfolio‡	309,180	2,900,794
EQ/Intermediate Government Bond Portfolio‡	273,472	2,862,734
EQ/PIMCO Global Real Return Portfolio‡	245,882	2,502,328
EQ/PIMCO Ultra Short Bond Portfolio‡	281,529	2,804,599
Multimanager Core Bond Portfolio‡	291,071	2,899,968
PIMCO Foreign Bond Fund Unhedged, Institutional Class	37,703	366,851

Total Fixed Income		17,231,496

Total Investment Companies (74.6%) (Cost $27,418,742)		28,873,426

Total Investments in Securities (99.5%) (Cost $36,832,819)		38,503,371
Other Assets Less Liabilities (0.5%)		211,784

Net Assets (100%)		$38,715,155

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	272,432	2,567,555	711,925	(521,443)	116	407,940	3,166,093	—	—
1290 VT Energy Portfolio	8,782	40,584	16,168	(8,371)	(16)	5,235	53,600	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	39,097	415,562	113,171	(58,594)	(5)	27,577	497,711	—	—
1290 VT GAMCO Small Company Value Portfolio	6,380	284,984	80,836	(41,853)	(66)	50,180	374,081	—	—
1290 VT High Yield Bond Portfolio	188,330	1,492,544	420,348	(217,636)	(18)	138,454	1,833,692	—	—
1290 VT Low Volatility Global Equity Portfolio	16,610	160,927	48,502	(25,112)	(30)	23,615	207,902	—	—
1290 VT Micro Cap Portfolio	13,473	108,058	32,334	(16,741)	(81)	25,948	149,518	—	—
1290 VT Natural Resources Portfolio	8,152	52,042	16,167	(8,371)	(5)	7,136	66,969	—	—
1290 VT Real Estate Portfolio	11,814	105,089	32,334	(16,741)	22	15,524	136,228	—	—
1290 VT SmartBeta Equity Portfolio	14,739	150,897	48,502	(25,112)	(25)	28,702	202,964	—	—
EQ/AB Small Cap Growth Portfolio (a)	20,382	316,253	80,836	(75,853)	(147)	71,191	392,280	—	—
EQ/BlackRock Basic Value Equity Portfolio	16,725	304,637	80,837	(41,853)	42	44,695	388,358	—	—
EQ/Capital Guardian Research Portfolio	28,881	627,894	177,839	(159,277)	2,613	137,556	786,625	—	—
EQ/ClearBridge Large Cap Growth Portfolio (b)	31,909	311,671	97,004	(50,224)	(153)	71,292	429,590	—	—
EQ/Emerging Markets Equity PLUS Portfolio	37,800	321,031	80,833	(75,853)	390	33,543	359,944	—	—
EQ/Global Bond PLUS Portfolio	309,180	2,401,060	697,688	(334,825)	(42)	136,913	2,900,794	—	—
EQ/Intermediate Government Bond Portfolio	273,472	2,395,646	713,889	(334,825)	90	87,934	2,862,734	—	—
EQ/International Equity Index Portfolio	106,312	789,110	210,173	(108,818)	205	111,838	1,002,508	—	—
EQ/Invesco Comstock Portfolio	21,924	291,391	97,004	(50,224)	157	44,825	383,153	—	—
EQ/Janus Enterprise Portfolio*(c)	27,476	474,306	129,337	(134,165)	(1,803)	127,323	594,998	—	—
EQ/MFS International Growth Portfolio	75,291	452,198	129,338	(66,965)	208	85,725	600,504	—	—
EQ/PIMCO Global Real Return Portfolio	245,882	2,017,913	617,684	(284,601)	8	151,324	2,502,328	—	—
EQ/PIMCO Ultra Short Bond Portfolio	281,529	2,356,947	747,089	(334,825)	54	35,334	2,804,599	—	—
EQ/T. Rowe Price Growth Stock Portfolio	7,502	317,349	97,004	(84,224)	1,052	63,770	394,951	—	—
Multimanager Core Bond Portfolio	291,071	2,377,111	749,089	(334,825)	(76)	108,669	2,899,968	35,200	—
Multimanager Mid Cap Value Portfolio	39,554	475,074	129,337	(66,965)	(155)	77,244	614,535	—	—

Total		21,607,833	6,355,268	(3,478,296)	2,335	2,119,487	26,606,627	35,200	—

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.
(c)	Formerly known as AXA/Janus Enterprise Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,629,945	$—	$—	$9,629,945
Investment Companies
Investment Companies	2,266,799	26,606,627	—	28,873,426

Total Assets	$11,896,744	$26,606,627	$—	$38,503,371

Total Liabilities	$—	$—	$—	$—

Total	$11,896,744	$26,606,627	$—	$38,503,371

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,557,602
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,170,902

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,784,135
Aggregate gross unrealized depreciation	(113,583)

Net unrealized appreciation	$1,670,552

Federal income tax cost of investments in securities and derivative instruments, if applicable	$36,832,819

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $25,167,483)	$26,606,627
Unaffiliated Issuers (Cost $11,665,336)	11,896,744
Cash	277,188
Dividends, interest and other receivables	9,674
Receivable from investment manager	8,314
Receivable for securities sold	71
Other assets	383

Total assets	38,799,001

LIABILITIES
Payable for securities purchased	9,630
Distribution fees payable – Class B	7,707
Payable for Portfolio shares redeemed	3,020
Trustees’ fees payable	244
Accrued expenses	63,245

Total liabilities	83,846

NET ASSETS	$38,715,155

Net assets were comprised of:
Paid in capital	$36,535,964
Total distributable earnings (loss)	2,179,191

Net assets	$38,715,155

Class B
Net asset value, offering and redemption price per share, $38,715,155 / 3,670,115 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.55

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019

(Unaudited)

INVESTMENT INCOME
Dividends ($35,200 of dividend income received from affiliates)	$177,209
Interest	2,435

Total income	179,644

EXPENSES
Custodian fees	82,983
Distribution fees – Class B	43,690
Investment management fees	26,214
Administrative fees	21,603
Professional fees	20,629
Printing and mailing expenses	10,998
Trustees’ fees	514
Miscellaneous	286

Gross expenses	206,917
Less: Waiver from investment manager	(47,817)
Reimbursement from investment manager	(49,590)

Net expenses	109,510

NET INVESTMENT INCOME (LOSS)	70,134

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($2,335 of realized gain (loss) from affiliates)	1,440
Net change in unrealized appreciation (depreciation) on investments in securities ($2,119,487 of change in unrealized appreciation (depreciation) from affiliates)	2,716,438

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,717,878

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,788,012

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$70,134	$657,392
Net realized gain (loss)	1,440	497,928
Net change in unrealized appreciation (depreciation)	2,716,438	(2,213,650)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,788,012	(1,058,330)

Distributions to shareholders:
Class B	—	(912,924)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 872,576 and 756,610 shares, respectively ]	8,980,103	7,793,346
Capital shares issued in reinvestment of dividends and distributions [ 0 and 92,839 shares, respectively ]	—	912,924
Capital shares repurchased [ (451,767) and (600,450) shares, respectively ]	(4,652,312)	(6,189,065)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,327,791	2,517,205

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,115,803	545,951
NET ASSETS:
Beginning of period	31,599,352	31,053,401

End of period	$38,715,155	$31,599,352

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016		2015	2014
Net asset value, beginning of period	$9.72		$10.35		$9.78		$9.44		$9.90	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02		0.21		0.16		0.22		0.16	0.21
Net realized and unrealized gain (loss)	0.81		(0.54)		0.63		0.32		(0.42)	(0.01)

Total from investment operations	0.83		(0.33)		0.79		0.54		(0.26)	0.20

Less distributions:
Dividends from net investment income	—		(0.20)		(0.17)		(0.19)		(0.14)	(0.18)
Distributions from net realized gains	—		(0.10)		(0.05)		(0.01)		(0.06)	— #

Total dividends and distributions	—		(0.30)		(0.22)		(0.20)		(0.20)	(0.18)

Net asset value, end of period	$10.55		$9.72		$10.35		$9.78		$9.44	$9.90

Total return (b)	8.54%		(3.30)%		8.07%		5.69%		(2.67)%	2.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,715		$31,599		$31,053		$28,928		$17,270	$13,616
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63	%(j)	0.61	%(j)	0.60	%(j)	0.58	%(k)	0.62%	0.65%
Before waivers and reimbursements (a)(f)	1.18%		1.23%		1.27%		1.51%		2.14%	3.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.40%		2.07%		1.53%		2.29%		1.58%	2.11%
Before waivers and reimbursements (a)(f)(x)	(0.16)%		1.46%		0.87%		1.37%		0.06%	(0.88)%
Portfolio turnover rate (z)^	12%		18%		20%		11%		47%	19%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Fixed Income	49.5%
Equity	37.2
Alternatives	11.4
Commodity	1.0
Specialty	0.9

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
1290 VT Convertible Securities Portfolio	6.4%
iShares JP Morgan USD Emerging Markets Bond ETF	5.7
EQ/Global Bond PLUS Portfolio	5.6
Multimanager Core Bond Portfolio	5.6
EQ/Intermediate Government Bond Portfolio	5.6
EQ/PIMCO Ultra Short Bond Portfolio	5.5
EQ/PIMCO Global Real Return Portfolio	4.7
EQ/International Equity Index Portfolio	4.4
Vanguard Total International Bond ETF	4.4
iShares Floating Rate Bond ETF	3.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class B
Actual	$1,000.00	$1,104.19	$2.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.98	2.85

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.57%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (1.0%)
Invesco DB Base Metals Fund	3,010	$46,655
Invesco DB Commodity Index Tracking Fund	6,830	107,436
Invesco DB Gold Fund	4,280	184,682
Invesco DB Silver Fund	1,090	24,416

Total Commodity		363,189

Equity (3.0%)
Invesco S&P 500 BuyWrite ETF	13,890	301,274
iShares Global Infrastructure ETF	6,950	321,090
iShares Micro-Cap ETF	700	65,233
iShares MSCI EAFE Small-Cap ETF	4,530	260,022
iShares U.S. Oil & Gas Exploration & Production ETF	2,260	126,718

Total Equity		1,074,337

Fixed Income (16.4%)
iShares Floating Rate Bond ETF	25,860	1,317,050
iShares International Treasury Bond ETF	2,040	103,734
iShares JP Morgan USD Emerging Markets Bond ETF	17,850	2,022,227
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	21,470	584,628
Vanguard Short-Term Inflation-Protected Securities ETF	5,900	290,988
Vanguard Total International Bond ETF	27,670	1,585,491

Total Fixed Income		5,904,118

Specialty (0.8%)
Invesco DB G10 Currency Harvest Fund	12,470	302,647

Total Exchange Traded Funds (21.2%) (Cost $7,518,210)		7,644,291

INVESTMENT COMPANIES:
Alternatives (11.3%)
1290 VT Convertible Securities Portfolio‡	197,615	2,296,600
1290 VT Energy Portfolio‡	18,529	113,095
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	43,838	558,070
1290 VT Natural Resources Portfolio‡	17,647	144,979
1290 VT Real Estate Portfolio‡	26,902	310,195
AQR Managed Futures Strategy Fund, Institutional Class*	29,157	250,749
BlackRock Global Long/Short Credit Fund, Institutional Class	26,052	260,255
Franklin K2 Alternative Strategies Fund, Advisor Class	11,772	135,845

Total Alternatives		4,069,788

Equity (33.9%)
1290 VT GAMCO Small Company Value Portfolio‡	10,472	613,943
1290 VT Low Volatility Global Equity Portfolio‡	27,191	340,336
1290 VT Micro Cap Portfolio‡	22,289	247,358
1290 VT SmartBeta Equity Portfolio‡	21,993	302,842
EQ/AB Small Cap Growth Portfolio‡	31,937	614,683
EQ/BlackRock Basic Value Equity Portfolio‡	27,109	629,487
EQ/Capital Guardian Research Portfolio‡	45,232	1,231,946
EQ/ClearBridge Large Cap Growth Portfolio‡	47,603	640,889
EQ/Emerging Markets Equity PLUS Portfolio‡	63,885	608,337
EQ/International Equity Index Portfolio‡	168,140	1,585,537
EQ/Invesco Comstock Portfolio‡	36,698	641,352
EQ/Janus Enterprise Portfolio*‡	43,393	939,681
EQ/MFS International Growth Portfolio‡	119,842	955,838
EQ/T. Rowe Price Growth Stock Portfolio‡	12,079	635,881
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	35,790	264,134
MSIF Frontier Markets Portfolio, Institutional Class	18,406	323,759
Multimanager Mid Cap Value Portfolio‡	62,477	970,681
Templeton Emerging Markets Small Cap Fund, Advisor Class	20,697	284,792
Templeton Global Smaller Companies Fund, Advisor Class	39,497	361,792

Total Equity		12,193,268

Fixed Income (32.8%)
1290 VT High Yield Bond Portfolio‡	127,237	1,238,858
Eaton Vance Floating-Rate Fund, Institutional Class	70,360	624,092
EQ/Core Bond Index Portfolio‡	2,159	21,893
EQ/Global Bond PLUS Portfolio‡	214,104	2,008,771
EQ/Intermediate Government Bond Portfolio‡	189,253	1,981,119
EQ/PIMCO Global Real Return Portfolio‡	165,963	1,688,996
EQ/PIMCO Ultra Short Bond Portfolio‡	195,909	1,951,651
Multimanager Core Bond Portfolio‡	200,234	1,994,944
PIMCO Foreign Bond Fund Unhedged, Institutional Class	27,170	264,365

Total Fixed Income		11,774,689

Total Investment Companies (78.0%) (Cost $26,448,416)		28,037,745

Total Investments in Securities (99.2%) (Cost $33,966,626)		35,682,036
Other Assets Less Liabilities (0.8%)		273,969

Net Assets (100%)		$35,956,005

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	197,615	2,125,464	182,894	(339,834)	(478)	328,554	2,296,600	—	—
1290 VT Energy Portfolio	18,529	103,246	11,027	(14,161)	(104)	13,087	113,095	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	43,838	535,813	44,112	(56,646)	(73)	34,864	558,070	—	—
1290 VT GAMCO Small Company Value Portfolio	10,472	582,065	49,628	(116,228)	383	98,095	613,943	—	—
1290 VT High Yield Bond Portfolio	127,237	1,163,521	99,259	(127,456)	(264)	103,798	1,238,858	—	—
1290 VT Low Volatility Global Equity Portfolio	27,191	305,366	27,572	(35,405)	261	42,542	340,336	—	—
1290 VT Micro Cap Portfolio	22,289	234,568	16,544	(56,243)	825	51,664	247,358	—	—
1290 VT Natural Resources Portfolio	17,647	130,831	11,030	(14,162)	(20)	17,300	144,979	—	—
1290 VT Real Estate Portfolio	26,902	276,218	22,058	(28,324)	114	40,129	310,195	—	—
1290 VT SmartBeta Equity Portfolio	21,993	263,263	27,572	(35,405)	202	47,210	302,842	—	—
EQ/AB Small Cap Growth Portfolio (a)	31,937	558,317	49,630	(116,228)	395	122,569	614,683	—	—
EQ/BlackRock Basic Value Equity Portfolio	27,109	563,367	49,629	(63,728)	(72)	80,291	629,487	—	—
EQ/Capital Guardian Research Portfolio	45,232	1,149,744	99,259	(268,256)	722	250,477	1,231,946	—	—
EQ/ClearBridge Large Cap Growth Portfolio (b)	47,603	567,326	49,631	(99,728)	2,327	121,333	640,889	—	—
EQ/Core Bond Index Portfolio	2,159	20,872	—	—	—	1,021	21,893	—	—
EQ/Emerging Markets Equity PLUS Portfolio	63,885	595,474	49,630	(98,128)	(100)	61,461	608,337	—	—
EQ/Global Bond PLUS Portfolio	214,104	1,864,076	242,903	(198,265)	7	100,050	2,008,771	—	—
EQ/Intermediate Government Bond Portfolio	189,253	1,838,091	277,003	(198,265)	(98)	64,388	1,981,119	—	—
EQ/International Equity Index Portfolio	168,140	1,427,575	126,832	(162,861)	51	193,940	1,585,537	—	—
EQ/Invesco Comstock Portfolio	36,698	570,578	49,630	(63,728)	287	84,585	641,352	—	—
EQ/Janus Enterprise Portfolio*(c)	43,393	847,685	77,202	(204,533)	1,013	218,314	939,681	—	—
EQ/MFS International Growth Portfolio	119,842	857,924	71,687	(128,052)	27	154,252	955,838	—	—
EQ/PIMCO Global Real Return Portfolio	165,963	1,546,847	202,346	(169,942)	36	109,709	1,688,996	—	—
EQ/PIMCO Ultra Short Bond Portfolio	195,909	1,811,980	311,703	(198,265)	35	26,198	1,951,651	—	—
EQ/T. Rowe Price Growth Stock Portfolio	12,079	570,948	49,630	(98,728)	(407)	114,438	635,881	—	—
Multimanager Core Bond Portfolio	200,234	1,830,939	289,807	(205,346)	(165)	79,709	1,994,944	25,788	—
Multimanager Mid Cap Value Portfolio	62,477	855,236	71,688	(92,052)	(179)	135,988	970,681	—	—

Total		23,197,334	2,559,906	(3,189,969)	4,725	2,695,966	25,267,962	25,788	—

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.
(c)	Formerly known as AXA/Janus Enterprise Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,644,291	$—	$—	$7,644,291
Investment Companies
Investment Companies	2,769,783	25,267,962	—	28,037,745

Total Assets	$10,414,074	$25,267,962	$—	$35,682,036

Total Liabilities	$—	$—	$—	$—

Total	$10,414,074	$25,267,962	$—	$35,682,036

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,012,877
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,619,298

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,983,329
Aggregate gross unrealized depreciation	(265,619)

Net unrealized appreciation	$1,717,710

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,964,326

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $23,657,026)	$25,267,962
Unaffiliated Issuers (Cost $10,309,600)	10,414,074
Cash	116,534
Receivable for Portfolio shares sold	220,067
Receivable from investment manager	11,410
Receivable for securities sold	7,304
Dividends, interest and other receivables	6,350
Other assets	379

Total assets	36,044,080

LIABILITIES
Distribution fees payable – Class B	7,250
Payable for securities purchased	6,315
Trustees’ fees payable	964
Payable for Portfolio shares redeemed	82
Accrued expenses	73,464

Total liabilities	88,075

NET ASSETS	$35,956,005

Net assets were comprised of:
Paid in capital	$33,479,256
Total distributable earnings (loss)	2,476,749

Net assets	$35,956,005

Class B
Net asset value, offering and redemption price per share, $35,956,005 / 3,327,434 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.81

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019

(Unaudited)

INVESTMENT INCOME
Dividends ($25,788 of dividend income received from affiliates)	$131,619
Interest	1,383

Total income	133,002

EXPENSES
Custodian fees	86,785
Distribution fees – Class B	43,281
Investment management fees	25,969
Administrative fees	21,406
Professional fees	20,631
Printing and mailing expenses	11,005
Trustees’ fees	523
Tax expense	273
Miscellaneous	222

Gross expenses	210,095
Less: Waiver from investment manager	(47,375)
Reimbursement from investment manager	(64,329)

Net expenses	98,391

NET INVESTMENT INCOME (LOSS)	34,611

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($4,725 of realized gain (loss) from affiliates)	4,562
Net change in unrealized appreciation (depreciation) on investments in securities ($2,695,966 of change in unrealized appreciation (depreciation) from affiliates)	3,359,496

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,364,058

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,398,669

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$34,611	$619,279
Net realized gain (loss)	4,562	845,417
Net change in unrealized appreciation (depreciation)	3,359,496	(3,149,497)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,398,669	(1,684,801)

Distributions to shareholders:
Class B	—	(1,096,406)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 321,238 and 490,998 shares, respectively ]	3,371,183	5,203,874
Capital shares issued in reinvestment of dividends and distributions [ 0 and 109,399 shares, respectively ]	—	1,096,406
Capital shares repurchased [ (350,186) and (426,043) shares, respectively ]	(3,671,874)	(4,488,189)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(300,691)	1,812,091

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,097,978	(969,116)
NET ASSETS:
Beginning of period	32,858,027	33,827,143

End of period	$35,956,005	$32,858,027

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016		2015	2014
Net asset value, beginning of period	$9.79		$10.63		$9.80		$9.42		$9.93	$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		0.19		0.16		0.16		0.12	0.19
Net realized and unrealized gain (loss)	1.01		(0.70)		0.91		0.43		(0.43)	(0.02)

Total from investment operations	1.02		(0.51)		1.07		0.59		(0.31)	0.17

Less distributions:
Dividends from net investment income	—		(0.19)		(0.16)		(0.16)		(0.13)	(0.16)
Distributions from net realized gains	—		(0.14)		(0.08)		(0.05)		(0.07)	(0.01)

Total dividends and distributions	—		(0.33)		(0.24)		(0.21)		(0.20)	(0.17)

Net asset value, end of period	$10.81		$9.79		$10.63		$9.80		$9.42	$9.93

Total return (b)	10.42%		(4.82)%		10.90%		6.22%		(3.04)%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,956		$32,858		$33,827		$23,611		$19,789	$17,731
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)	0.56	%(j)	0.55	%(j)	0.58	%(k)	0.63%	0.65%
Before waivers and reimbursements (a)(f)	1.21%		1.19%		1.36%		1.52%		1.81%	2.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.20%		1.80%		1.52%		1.67%		1.24%	1.87%
Before waivers and reimbursements (a)(f)(x)	(0.45)%		1.17%		0.72%		0.74%		0.06%	(0.35)%
Portfolio turnover rate (z)^	9%		13%		35%		13%		39%	13%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	48.6%
Fixed Income	35.9
Alternatives	12.8
Commodity	1.7
Specialty	1.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/International Equity Index Portfolio	5.7%
1290 VT Convertible Securities Portfolio	5.2
EQ/Capital Guardian Research Portfolio	4.5
EQ/Global Bond PLUS Portfolio	4.1
Multimanager Core Bond Portfolio	4.1
EQ/Intermediate Government Bond Portfolio	4.1
EQ/PIMCO Ultra Short Bond Portfolio	4.0
iShares JP Morgan USD Emerging Markets Bond ETF	3.9
EQ/Janus Enterprise Portfolio	3.5
EQ/PIMCO Global Real Return Portfolio	3.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class B
Actual	$1,000.00	$1,116.09	$3.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.68	3.15

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.63%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (1.7%)
Invesco DB Base Metals Fund	6,660	$103,230
Invesco DB Commodity Index Tracking Fund	9,150	143,929
Invesco DB Gold Fund	6,930	299,030
Invesco DB Silver Fund	1,350	30,240

Total Commodity		576,429

Equity (4.5%)
Invesco S&P 500 BuyWrite ETF	17,580	381,310
iShares Global Infrastructure ETF	8,680	401,016
iShares Micro-Cap ETF	940	87,599
iShares MSCI EAFE Small-Cap ETF	7,020	402,948
iShares U.S. Oil & Gas Exploration & Production ETF	4,270	239,419

Total Equity		1,512,292

Fixed Income (12.2%)
iShares Floating Rate Bond ETF	20,870	1,062,909
iShares International Treasury Bond ETF	1,730	87,970
iShares JP Morgan USD Emerging Markets Bond ETF	11,570	1,310,765
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	17,450	475,164
Vanguard Short-Term Inflation-Protected Securities ETF	3,450	170,154
Vanguard Total International Bond ETF	17,650	1,011,345

Total Fixed Income		4,118,307

Specialty (1.0%)
Invesco DB G10 Currency Harvest Fund	14,365	348,639

Total Exchange Traded Funds (19.4%) (Cost $6,384,845)		6,555,667

INVESTMENT COMPANIES:
Alternatives (12.7%)
1290 VT Convertible Securities Portfolio‡	149,989	1,743,107
1290 VT Energy Portfolio‡	30,841	188,247
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	54,279	690,981
1290 VT Natural Resources Portfolio‡	25,138	206,519
1290 VT Real Estate Portfolio‡	37,919	437,230
AQR Managed Futures Strategy Fund, Institutional Class*	50,214	431,843
BlackRock Global Long/Short Credit Fund, Institutional Class	41,792	417,504
Franklin K2 Alternative Strategies Fund, Advisor Class	13,976	161,280

Total Alternatives		4,276,711

Equity (43.9%)
1290 VT GAMCO Small Company Value Portfolio‡	12,689	743,924
1290 VT Low Volatility Global Equity Portfolio‡	32,046	401,104
1290 VT Micro Cap Portfolio‡	28,457	315,810
1290 VT SmartBeta Equity Portfolio‡	29,661	408,437
EQ/AB Small Cap Growth Portfolio‡	39,372	757,764
EQ/BlackRock Basic Value Equity Portfolio‡	33,498	777,838
EQ/Capital Guardian Research Portfolio‡	55,009	1,498,238
EQ/ClearBridge Large Cap Growth Portfolio‡	57,069	768,327
EQ/Emerging Markets Equity PLUS Portfolio‡	76,002	723,725
EQ/International Equity Index Portfolio‡	202,808	1,912,458
EQ/Invesco Comstock Portfolio‡	43,910	767,389
EQ/Janus Enterprise Portfolio*‡	53,691	1,162,684
EQ/MFS International Growth Portfolio‡	144,546	1,152,869
EQ/T. Rowe Price Growth Stock Portfolio‡	14,225	748,896
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	59,813	441,421
MSIF Frontier Markets Portfolio, Institutional Class	22,584	397,252
Multimanager Mid Cap Value Portfolio‡	74,480	1,157,165
Templeton Emerging Markets Small Cap Fund, Advisor Class	26,129	359,536
Templeton Global Smaller Companies Fund, Advisor Class	33,195	304,062

Total Equity		14,798,899

Fixed Income (23.5%)
1290 VT High Yield Bond Portfolio‡	89,793	874,280
Eaton Vance Floating-Rate Fund, Institutional Class	25,975	230,395
EQ/Core Bond Index Portfolio‡	1,511	15,324
EQ/Global Bond PLUS Portfolio‡	147,133	1,380,438
EQ/Intermediate Government Bond Portfolio‡	130,314	1,364,144
EQ/PIMCO Global Real Return Portfolio‡	113,823	1,158,371
EQ/PIMCO Ultra Short Bond Portfolio‡	134,071	1,335,623
Multimanager Core Bond Portfolio‡	137,035	1,365,292
PIMCO Foreign Bond Fund Unhedged, Institutional Class	19,812	192,769

Total Fixed Income		7,916,636

Total Investment Companies (80.1%) (Cost $25,174,126)		26,992,246

Total Investments in Securities (99.5%) (Cost $31,558,971)		33,547,913
Other Assets Less Liabilities (0.5%)		173,678

Net Assets (100%)		$33,721,591

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	149,989	1,489,834	163,854	(142,862)	(163)	232,444	1,743,107	—	—
1290 VT Energy Portfolio	30,841	157,549	18,906	(7,853)	4	19,641	188,247	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	54,279	614,212	63,021	(26,178)	13	39,913	690,981	—	—
1290 VT GAMCO Small Company Value Portfolio	12,689	626,046	69,324	(58,795)	351	106,998	743,924	—	—
1290 VT High Yield Bond Portfolio	89,793	729,574	111,928	(34,031)	5	66,804	874,280	—	—
1290 VT Low Volatility Global Equity Portfolio	32,046	331,557	37,813	(15,707)	7	47,434	401,104	—	—
1290 VT Micro Cap Portfolio	28,457	266,416	31,511	(43,089)	9	60,963	315,810	—	—
1290 VT Natural Resources Portfolio	25,138	172,452	18,907	(7,853)	8	23,005	206,519	—	—
1290 VT Real Estate Portfolio	37,919	362,228	37,814	(15,707)	15	52,880	437,230	—	—
1290 VT SmartBeta Equity Portfolio	29,661	326,203	37,813	(15,707)	(1)	60,129	408,437	—	—
EQ/AB Small Cap Growth Portfolio (a)	39,372	623,129	69,323	(73,795)	(280)	139,387	757,764	—	—
EQ/BlackRock Basic Value Equity Portfolio	33,498	641,444	75,624	(31,413)	19	92,164	777,838	—	—
EQ/Capital Guardian Research Portfolio	55,009	1,256,037	144,948	(181,908)	78	279,083	1,498,238	—	—
EQ/ClearBridge Large Cap Growth Portfolio (b)	57,069	645,712	75,625	(92,213)	134	139,069	768,327	—	—
EQ/Core Bond Index Portfolio	1,511	14,610	—	—	—	714	15,324	—	—
EQ/Emerging Markets Equity PLUS Portfolio	76,002	645,858	69,323	(58,795)	(128)	67,467	723,725	—	—
EQ/Global Bond PLUS Portfolio	147,133	1,149,608	216,842	(52,355)	5	66,338	1,380,438	—	—
EQ/Intermediate Government Bond Portfolio	130,314	1,142,176	231,642	(52,355)	(3)	42,684	1,364,144	—	—
EQ/International Equity Index Portfolio	202,808	1,592,338	176,941	(76,879)	(13)	220,071	1,912,458	—	—
EQ/Invesco Comstock Portfolio	43,910	628,965	75,625	(31,413)	39	94,173	767,389	—	—
EQ/Janus Enterprise Portfolio*(c)	53,691	940,976	107,135	(135,302)	91	249,784	1,162,684	—	—
EQ/MFS International Growth Portfolio	144,546	947,210	107,135	(75,502)	(23)	174,049	1,152,869	—	—
EQ/PIMCO Global Real Return Portfolio	113,823	964,173	167,135	(44,502)	(18)	71,583	1,158,371	—	—
EQ/PIMCO Ultra Short Bond Portfolio	134,071	1,170,059	200,841	(52,355)	3	17,075	1,335,623	—	—
EQ/T. Rowe Price Growth Stock Portfolio	14,225	637,648	75,625	(91,213)	60	126,776	748,896	—	—
Multimanager Core Bond Portfolio	137,035	1,144,232	223,856	(54,973)	(21)	52,198	1,365,292	16,812	—
Multimanager Mid Cap Value Portfolio	74,480	944,170	107,136	(44,502)	15	150,346	1,157,165	—	—

Total		20,164,416	2,715,647	(1,517,257)	206	2,693,172	24,056,184	16,812	—

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.
(c)	Formerly known as AXA/Janus Enterprise Portfolio.

See Notes to Financial Statements.

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CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,555,667	$—	$—	$6,555,667
Investment Companies
Investment Companies	2,936,062	24,056,184	—	26,992,246

Total Assets	$9,491,729	$24,056,184	$—	$33,547,913

Total Liabilities	$—	$—	$—	$—

Total	$9,491,729	$24,056,184	$—	$33,547,913

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,626,247
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,674,124

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,218,128
Aggregate gross unrealized depreciation	(239,242)

Net unrealized appreciation	$1,978,886

Federal income tax cost of investments in securities and derivative instruments, if applicable	$31,569,027

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $22,252,107)	$24,056,184
Unaffiliated Issuers (Cost $9,306,864)	9,491,729
Cash	232,604
Receivable for Portfolio shares sold	10,670
Receivable from investment manager	10,017
Dividends, interest and other receivables	3,593
Receivable for securities sold	1,091
Other assets	343

Total assets	33,806,231

LIABILITIES
Payable for Portfolio shares redeemed	11,251
Distribution fees payable – Class B	6,802
Payable for securities purchased	3,565
Trustees’ fees payable	224
Accrued expenses	62,798

Total liabilities	84,640

NET ASSETS	$33,721,591

Net assets were comprised of:
Paid in capital	$31,008,491
Total distributable earnings (loss)	2,713,100

Net assets	$33,721,591

Class B
Net asset value, offering and redemption price per share, $33,721,591 / 3,078,070 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.96

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019

(Unaudited)

INVESTMENT INCOME
Dividends ($16,812 of dividend income received from affiliates)	$91,308
Interest	2,149

Total income	93,457

EXPENSES
Custodian fees	84,471
Distribution fees – Class B	38,806
Investment management fees	23,284
Professional fees	20,571
Administrative fees	19,189
Printing and mailing expenses	10,792
Tax expense	579
Trustees’ fees	460
Miscellaneous	296

Gross expenses	198,448
Less: Waiver from investment manager	(42,473)
Reimbursement from investment manager	(58,327)

Net expenses	97,648

NET INVESTMENT INCOME (LOSS)	(4,191)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($206 of realized gain (loss) from affiliates)	693
Net change in unrealized appreciation (depreciation) on investments in securities ($2,693,172 of change in unrealized appreciation (depreciation) from affiliates)	3,320,916

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,321,609

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,317,418

See Notes to Financial Statements.

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CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,191)	$438,570
Net realized gain (loss)	693	880,349
Net change in unrealized appreciation (depreciation)	3,320,916	(3,157,595)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,317,418	(1,838,676)

Distributions to shareholders:
Class B	—	(909,895)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 321,234 and 940,880 shares, respectively ]	3,423,520	10,112,405
Capital shares issued in reinvestment of dividends and distributions [ 0 and 89,660 shares, respectively ]	—	909,895
Capital shares repurchased [ (122,293) and (394,724) shares, respectively ]	(1,289,782)	(4,246,150)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,133,738	6,776,150

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,451,156	4,027,579
NET ASSETS:
Beginning of period	28,270,435	24,242,856

End of period	$33,721,591	$28,270,435

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016		2015	2014
Net asset value, beginning of period	$9.82		$10.81		$9.81		$9.38		$9.94	$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—		0.17		0.12		0.14		0.12	0.17
Net realized and unrealized gain (loss)	1.14		(0.82)		1.14		0.51		(0.45)	0.01 †

Total from investment operations	1.14		(0.65)		1.26		0.65		(0.33)	0.18

Less distributions:
Dividends from net investment income	—		(0.18)		(0.15)		(0.14)		(0.13)	(0.15)
Distributions from net realized gains	—		(0.16)		(0.11)		(0.08)		(0.10)	(0.03)

Total dividends and distributions	—		(0.34)		(0.26)		(0.22)		(0.23)	(0.18)

Net asset value, end of period	$10.96		$9.82		$10.81		$9.81		$9.38	$9.94

Total return (b)	11.61%		(6.17)%		12.83%		6.88%		(3.34)%	1.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,722		$28,270		$24,243		$21,857		$16,803	$12,771
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63	%(j)	0.62	%(j)	0.61	%(j)	0.59	%(k)	0.63%	0.65%
Before waivers and reimbursements (a)(f)	1.28%		1.34%		1.45%		1.62%		2.24%	3.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.03)%		1.57%		1.18%		1.43%		1.25%	1.66%
Before waivers and reimbursements (a)(f)(x)	(0.68)%		0.85%		0.34%		0.40%		(0.37)%	(1.49)%
Portfolio turnover rate (z)^	5%		14%		19%		17%		49%	21%
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.35% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	59.8%
Fixed Income	22.3
Alternatives	13.4
Commodity	3.2
Specialty	1.3

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/International Equity Index Portfolio	6.9%
EQ/Capital Guardian Research Portfolio	5.5
EQ/MFS International Growth Portfolio	4.3
EQ/Janus Enterprise Portfolio	4.2
Multimanager Mid Cap Value Portfolio	4.2
1290 VT Convertible Securities Portfolio	4.1
EQ/ClearBridge Large Cap Growth Portfolio	2.8
EQ/T. Rowe Price Growth Stock Portfolio	2.8
EQ/Emerging Markets Equity PLUS Portfolio	2.8
EQ/AB Small Cap Growth Portfolio	2.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class B
Actual	$1,000.00	$1,130.17	$3.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.58	3.25

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (3.2%)
Invesco DB Base Metals Fund	5,340	$82,770
Invesco DB Commodity Index Tracking Fund	12,030	189,232
Invesco DB Gold Fund	6,395	275,944
Invesco DB Silver Fund	1,110	24,864

Total Commodity		572,810

Equity (5.9%)
Invesco S&P 500 BuyWrite ETF	11,150	241,843
iShares Global Infrastructure ETF	7,390	341,418
iShares Micro-Cap ETF	490	45,663
iShares MSCI EAFE Small-Cap ETF	2,870	164,738
iShares U.S. Oil & Gas Exploration & Production ETF	5,110	286,518

Total Equity		1,080,180

Fixed Income (7.3%)
iShares Floating Rate Bond ETF	7,120	362,622
iShares International Treasury Bond ETF	1,060	53,901
iShares JP Morgan USD Emerging Markets Bond ETF	3,880	439,565
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,920	133,972
Vanguard Short-Term Inflation-Protected Securities ETF	1,220	60,170
Vanguard Total International Bond ETF	4,760	272,748

Total Fixed Income		1,322,978

Specialty (1.3%)
Invesco DB G10 Currency Harvest Fund	9,960	241,729

Total Exchange Traded Funds (17.7%) (Cost $3,253,923)		3,217,697

INVESTMENT COMPANIES:
Alternatives (13.4%)
1290 VT Convertible Securities Portfolio‡	63,507	738,057
1290 VT Energy Portfolio‡	38,562	235,369
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	21,810	277,640
1290 VT Natural Resources Portfolio‡	28,856	237,066
1290 VT Real Estate Portfolio‡	38,413	442,925
AQR Managed Futures Strategy Fund, Institutional Class*	26,949	231,762
BlackRock Global Long/Short Credit Fund, Institutional Class	16,477	164,602
Franklin K2 Alternative Strategies Fund, Advisor Class	8,756	101,049

Total Alternatives		2,428,470

Equity (53.7%)
1290 VT GAMCO Small Company Value Portfolio‡	8,457	495,853
1290 VT Low Volatility Global Equity Portfolio‡	21,181	265,115
1290 VT Micro Cap Portfolio‡	20,076	222,804
1290 VT SmartBeta Equity Portfolio‡	19,556	269,292
EQ/AB Small Cap Growth Portfolio‡	26,145	503,203
EQ/BlackRock Basic Value Equity Portfolio‡	21,479	498,747
EQ/Capital Guardian Research Portfolio‡	36,543	995,308
EQ/ClearBridge Large Cap Growth Portfolio‡	38,024	511,915
EQ/Emerging Markets Equity PLUS Portfolio‡	53,428	508,766
EQ/International Equity Index Portfolio‡	131,838	1,243,215
EQ/Invesco Comstock Portfolio‡	28,543	498,823
EQ/Janus Enterprise Portfolio*‡	35,433	767,300
EQ/MFS International Growth Portfolio‡	96,725	771,459
EQ/T. Rowe Price Growth Stock Portfolio‡	9,683	509,765
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	20,556	151,701
MSIF Frontier Markets Portfolio, Institutional Class	15,091	265,447
Multimanager Mid Cap Value Portfolio‡	48,537	754,092
Templeton Emerging Markets Small Cap Fund, Advisor Class	17,227	237,041
Templeton Global Smaller Companies Fund, Advisor Class	31,269	286,424

Total Equity		9,756,270

Fixed Income (14.9%)
1290 VT High Yield Bond Portfolio‡	31,290	304,657
Eaton Vance Floating-Rate Fund, Institutional Class	11,602	102,907
EQ/Core Bond Index Portfolio‡	798	8,093
EQ/Global Bond PLUS Portfolio‡	49,162	461,252
EQ/Intermediate Government Bond Portfolio‡	44,365	464,417
EQ/PIMCO Global Real Return Portfolio‡	38,738	394,233
EQ/PIMCO Ultra Short Bond Portfolio‡	45,055	448,842
Multimanager Core Bond Portfolio‡	45,299	451,316
PIMCO Foreign Bond Fund Unhedged, Institutional Class	7,825	76,135

Total Fixed Income		2,711,852

Total Investment Companies (82.0%) (Cost $13,962,308)		14,896,592

Total Investments in Securities (99.7%) (Cost $17,216,231)		18,114,289
Other Assets Less Liabilities (0.3%)		58,660

Net Assets (100%)		$18,172,949

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	63,507	611,437	125,508	(96,031)	164	96,979	738,057	—	—
1290 VT Energy Portfolio	38,562	181,367	55,928	(25,211)	(78)	23,363	235,369	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	21,810	240,334	50,203	(28,812)	—	15,915	277,640	—	—
1290 VT GAMCO Small Company Value Portfolio	8,457	403,548	87,854	(66,421)	(734)	71,606	495,853	—	—
1290 VT High Yield Bond Portfolio	31,290	244,512	66,203	(28,812)	70	22,684	304,657	—	—
1290 VT Low Volatility Global Equity Portfolio	21,181	215,409	43,928	(25,211)	29	30,960	265,115	—	—
1290 VT Micro Cap Portfolio	20,076	169,208	31,378	(18,008)	147	40,079	222,804	—	—
1290 VT Natural Resources Portfolio	28,856	192,157	43,927	(25,211)	(71)	26,264	237,066	—	—
1290 VT Real Estate Portfolio	38,413	358,624	75,305	(43,218)	11	52,203	442,925	—	—
1290 VT SmartBeta Equity Portfolio	19,556	211,463	43,925	(25,211)	(53)	39,166	269,290	—	—
EQ/AB Small Cap Growth Portfolio (a)	26,145	398,887	87,852	(74,421)	1,206	89,679	503,203	—	—
EQ/BlackRock Basic Value Equity Portfolio	21,479	402,661	87,856	(50,421)	248	58,403	498,747	—	—
EQ/Capital Guardian Research Portfolio	36,543	807,316	169,434	(163,241)	(1,344)	183,143	995,308	—	—
EQ/ClearBridge Large Cap Growth Portfolio (b)	38,024	401,728	87,854	(67,421)	200	89,554	511,915	—	—
EQ/Core Bond Index Portfolio	798	7,716	—	—	—	377	8,093	—	—
EQ/Emerging Markets Equity PLUS Portfolio	53,428	424,013	87,854	(50,421)	17	47,303	508,766	—	—
EQ/Global Bond PLUS Portfolio	49,162	374,343	108,304	(43,218)	26	21,797	461,252	—	—
EQ/Intermediate Government Bond Portfolio	44,365	377,275	116,304	(43,218)	(7)	14,063	464,417	—	—
EQ/International Equity Index Portfolio	131,838	1,001,576	226,402	(126,068)	(302)	141,607	1,243,215	—	—
EQ/Invesco Comstock Portfolio	28,543	400,290	87,855	(50,421)	225	60,874	498,823	—	—
EQ/Janus Enterprise Portfolio*(c)	35,433	608,013	125,508	(129,031)	(39)	162,849	767,300	—	—
EQ/MFS International Growth Portfolio	96,725	619,782	125,506	(89,031)	109	115,093	771,459	—	—
EQ/PIMCO Global Real Return Portfolio	38,738	319,784	86,754	(36,015)	—	23,710	394,233	—	—
EQ/PIMCO Ultra Short Bond Portfolio	45,055	378,267	108,304	(43,218)	5	5,484	448,842	—	—
EQ/T. Rowe Price Growth Stock Portfolio	9,683	404,814	87,854	(66,421)	86	83,432	509,765	—	—
Multimanager Core Bond Portfolio	45,299	378,204	103,009	(46,820)	(16)	16,939	451,316	5,429	—
Multimanager Mid Cap Value Portfolio	48,537	602,847	125,508	(72,031)	67	97,701	754,092	—	—

Total		10,735,575	2,446,317	(1,533,563)	(34)	1,631,227	13,279,522	5,429	—

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.
(c)	Formerly known as AXA/Janus Enterprise Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,217,697	$—	$—	$3,217,697
Investment Companies
Investment Companies	1,617,068	13,279,524	—	14,896,592

Total Assets	$4,834,765	$13,279,524	$—	$18,114,289

Total Liabilities	$—	$—	$—	$—

Total	$4,834,765	$13,279,524	$—	$18,114,289

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,068,992
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,692,956

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,239,628
Aggregate gross unrealized depreciation	(322,706)

Net unrealized appreciation	$916,922

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,197,367

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $12,337,885)	$13,279,522
Unaffiliated Issuers (Cost $4,878,346)	4,834,767
Cash	108,622
Receivable from investment manager	13,046
Dividends, interest and other receivables	1,323
Receivable for securities sold	447
Receivable for Portfolio shares sold	24
Other assets	180

Total assets	18,237,931

LIABILITIES
Distribution fees payable – Class B	3,660
Payable for securities purchased	1,312
Payable for Portfolio shares redeemed	416
Trustees’ fees payable	211
Accrued expenses	59,383

Total liabilities	64,982

NET ASSETS	$18,172,949

Net assets were comprised of:
Paid in capital	$16,808,390
Total distributable earnings (loss)	1,364,559

Net assets	$18,172,949

Class B
Net asset value, offering and redemption price per share, $18,172,949 / 1,661,735 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019

(Unaudited)

INVESTMENT INCOME
Dividends ($5,429 of dividend income received from affiliates)	$34,863
Interest	960

Total income	35,823

EXPENSES
Custodian fees	78,685
Distribution fees – Class B	20,406
Professional fees	20,337
Investment management fees	12,244
Administrative fees	10,089
Printing and mailing expenses	9,980
Tax expense	322
Trustees’ fees	242
Miscellaneous	146

Gross expenses	152,451
Less: Waiver from investment manager	(22,333)
Reimbursement from investment manager	(77,126)

Net expenses	52,992

NET INVESTMENT INCOME (LOSS)	(17,169)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(34) of realized gain (loss) from affiliates)	(333)
Net change in unrealized appreciation (depreciation) on investments in securities ($1,631,227 of change in unrealized appreciation (depreciation) from affiliates)	1,975,580

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,975,247

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,958,078

See Notes to Financial Statements.

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CHARTERSM GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(17,169)	$202,431
Net realized gain (loss)	(333)	569,000
Net change in unrealized appreciation (depreciation)	1,975,580	(1,985,441)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,958,078	(1,214,010)

Distributions to shareholders:
Class B	—	(518,037)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 292,177 and 339,605 shares, respectively ]	3,102,567	3,667,996
Capital shares issued in reinvestment of dividends and distributions [ 0 and 51,109 shares, respectively ]	—	518,037
Capital shares repurchased [ (164,981) and (101,788) shares, respectively ]	(1,742,770)	(1,080,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,359,797	3,105,129

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,317,875	1,373,082
NET ASSETS:
Beginning of period	14,855,074	13,481,992

End of period	$18,172,949	$14,855,074

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016		2015	2014
Net asset value, beginning of period	$9.68		$10.82		$9.73		$9.22		$10.01	$10.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.15		0.11		0.10		0.08	0.14
Net realized and unrealized gain (loss)	1.27		(0.94)		1.33		0.59		(0.53)	0.03

Total from investment operations	1.26		(0.79)		1.44		0.69		(0.45)	0.17

Less distributions:
Dividends from net investment income	—		(0.16)		(0.14)		(0.12)		(0.11)	(0.15)
Distributions from net realized gains	—		(0.19)		(0.21)		(0.06)		(0.23)	(0.03)

Total dividends and distributions	—		(0.35)		(0.35)		(0.18)		(0.34)	(0.18)

Net asset value, end of period	$10.94		$9.68		$10.82		$9.73		$9.22	$10.01

Total return (b)	13.02%		(7.42)%		14.81%		7.44%		(4.55)%	1.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,173		$14,855		$13,482		$12,410		$11,889	$14,325
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65	%**(j)	0.64	%(k)	0.62	%(k)	0.60	%(m)	0.63%	0.65%
Before waivers and reimbursements (a)(f)	1.87%		2.03%		2.28%		2.26%		2.30%	3.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.21)%		1.35%		1.04%		1.10%		0.77%	1.36%
Before waivers and reimbursements (a)(f)(x)	(1.43)%		(0.03)%		(0.62)%		(0.56)%		(0.90)%	(1.02)%
Portfolio turnover rate (z)^	10%		10%		20%		19%		39%	55%
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.41% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.40% for Class B.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	71.1%
Alternatives	13.8
Fixed Income	8.7
Commodity	4.6
Specialty	1.8

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/International Equity Index Portfolio	8.1%
EQ/Capital Guardian Research Portfolio	6.7
EQ/Janus Enterprise Portfolio	5.1
EQ/MFS International Growth Portfolio	5.1
Multimanager Mid Cap Value Portfolio	4.9
1290 VT Real Estate Portfolio	3.6
EQ/ClearBridge Large Cap Growth Portfolio	3.5
EQ/AB Small Cap Growth Portfolio	3.3
EQ/T. Rowe Price Growth Stock Portfolio	3.3
EQ/Emerging Markets Equity PLUS Portfolio	3.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class B
Actual	$1,000.00	$1,143.00	$3.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.48	3.35

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.67%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (4.6%)
Invesco DB Base Metals Fund	2,900	$44,950
Invesco DB Commodity Index Tracking Fund	7,370	115,930
Invesco DB Gold Fund	4,130	178,209
Invesco DB Silver Fund	1,260	28,224

Total Commodity		367,313

Equity (7.5%)
Invesco S&P 500 BuyWrite ETF	6,120	132,743
iShares Global Infrastructure ETF	4,750	219,450
iShares Micro-Cap ETF	290	27,025
iShares MSCI EAFE Small-Cap ETF	970	55,678
iShares U.S. Oil & Gas Exploration & Production ETF	2,980	167,088

Total Equity		601,984

Fixed Income (3.1%)
iShares Floating Rate Bond ETF	1,100	56,023
iShares International Treasury Bond ETF	160	8,136
iShares JP Morgan USD Emerging Markets Bond ETF	730	82,702
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,120	30,498
Vanguard Short-Term Inflation-Protected Securities ETF	270	13,316
Vanguard Total International Bond ETF	980	56,154

Total Fixed Income		246,829

Specialty (1.8%)
Invesco DB G10 Currency Harvest Fund	6,055	146,955

Total Exchange Traded Funds (17.0%) (Cost $1,440,167)		1,363,081

INVESTMENT COMPANIES:
Alternatives (13.8%)
1290 VT Convertible Securities Portfolio‡	20,384	236,898
1290 VT Energy Portfolio‡	25,323	154,561
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	5,720	72,821
1290 VT Natural Resources Portfolio‡	19,701	161,855
1290 VT Real Estate Portfolio‡	24,739	285,258
AQR Managed Futures Strategy Fund, Institutional Class*	11,512	99,001
BlackRock Global Long/Short Credit Fund, Institutional Class	4,847	48,419
Franklin K2 Alternative Strategies Fund, Advisor Class	3,775	43,566

Total Alternatives		1,102,379

Equity (63.6%)
1290 VT GAMCO Small Company Value Portfolio‡	4,385	257,083
1290 VT Low Volatility Global Equity Portfolio‡	10,812	135,331
1290 VT Micro Cap Portfolio‡	9,877	109,619
1290 VT SmartBeta Equity Portfolio‡	10,137	139,588
EQ/AB Small Cap Growth Portfolio‡	13,859	266,732
EQ/BlackRock Basic Value Equity Portfolio‡	10,958	254,445
EQ/Capital Guardian Research Portfolio‡	19,792	539,055
EQ/ClearBridge Large Cap Growth Portfolio‡	20,757	279,454
EQ/Emerging Markets Equity PLUS Portfolio‡	27,155	258,585
EQ/International Equity Index Portfolio‡	68,783	648,616
EQ/Invesco Comstock Portfolio‡	14,777	258,247
EQ/Janus Enterprise Portfolio*‡	18,740	405,814
EQ/MFS International Growth Portfolio‡	50,707	404,428
EQ/T. Rowe Price Growth Stock Portfolio‡	5,032	264,920
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	4,143	30,577
MSIF Frontier Markets Portfolio, Institutional Class	7,478	131,541
Multimanager Mid Cap Value Portfolio‡	24,988	388,230
Templeton Emerging Markets Small Cap Fund, Advisor Class	9,216	126,816
Templeton Global Smaller Companies Fund, Advisor Class	19,926	182,521

Total Equity		5,081,602

Fixed Income (5.6%)
1290 VT High Yield Bond Portfolio‡	4,941	48,105
Eaton Vance Floating-Rate Fund, Institutional Class	2,060	18,276
EQ/Global Bond PLUS Portfolio‡	8,080	75,805
EQ/Intermediate Government Bond Portfolio‡	7,173	75,088
EQ/PIMCO Global Real Return Portfolio‡	6,420	65,337
EQ/PIMCO Ultra Short Bond Portfolio‡	7,908	78,785
Multimanager Core Bond Portfolio‡	7,683	76,545
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,149	11,177

Total Fixed Income		449,118

Total Investment Companies (83.0%) (Cost $6,301,147)		6,633,099

Total Investments in Securities (100.0%) (Cost $7,741,314)		7,996,180
Other Assets Less Liabilities (0.0%)		21

Net Assets (100%)		$7,996,201

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	20,384	203,243	31,764	(30,351)	4	32,238	236,898	—	—
1290 VT Energy Portfolio	25,323	129,488	30,488	(21,679)	(55)	16,319	154,561	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	5,720	67,863	11,344	(10,840)	2	4,452	72,821	—	—
1290 VT GAMCO Small Company Value Portfolio	4,385	217,772	36,302	(34,687)	(40)	37,736	257,083	—	—
1290 VT High Yield Bond Portfolio	4,941	43,836	6,807	(6,504)	(6)	3,972	48,105	—	—
1290 VT Low Volatility Global Equity Portfolio	10,812	117,834	18,152	(17,344)	80	16,609	135,331	—	—
1290 VT Micro Cap Portfolio	9,877	88,303	13,613	(13,008)	51	20,660	109,619	—	—
1290 VT Natural Resources Portfolio	19,701	142,065	22,688	(21,679)	1	18,780	161,855	—	—
1290 VT Real Estate Portfolio	24,739	247,360	40,839	(39,023)	10	36,072	285,258	—	—
1290 VT SmartBeta Equity Portfolio	10,137	117,325	18,151	(17,344)	16	21,440	139,588	—	—
EQ/AB Small Cap Growth Portfolio (a)	13,859	215,805	36,303	(34,687)	373	48,938	266,732	—	—
EQ/BlackRock Basic Value Equity Portfolio	10,958	220,864	36,301	(34,687)	83	31,884	254,445	—	—
EQ/Capital Guardian Research Portfolio	19,792	443,509	70,334	(75,006)	72	100,146	539,055	—	—
EQ/ClearBridge Large Cap Growth Portfolio (b)	20,757	227,239	36,300	(34,687)	385	50,216	279,453	—	—
EQ/Emerging Markets Equity PLUS Portfolio	27,155	232,412	36,300	(34,687)	12	24,548	258,585	—	—
EQ/Global Bond PLUS Portfolio	8,080	71,562	11,345	(10,840)	(5)	3,743	75,805	—	—
EQ/Intermediate Government Bond Portfolio	7,173	72,153	11,344	(10,840)	(2)	2,433	75,088	—	—
EQ/International Equity Index Portfolio	68,783	553,653	105,068	(87,430)	151	77,174	648,616	—	—
EQ/Invesco Comstock Portfolio	14,777	222,869	36,301	(34,687)	30	33,734	258,247	—	—
EQ/Janus Enterprise Portfolio*(c)	18,740	337,265	52,184	(73,263)	228	89,400	405,814	—	—
EQ/MFS International Growth Portfolio	50,707	339,680	52,183	(49,863)	287	62,141	404,428	—	—
EQ/PIMCO Global Real Return Portfolio	6,420	60,699	9,076	(8,672)	(1)	4,235	65,337	—	—
EQ/PIMCO Ultra Short Bond Portfolio	7,908	69,446	19,145	(10,840)	(7)	1,041	78,785	—	—
EQ/T. Rowe Price Growth Stock Portfolio	5,032	225,027	36,300	(42,487)	239	45,841	264,920	—	—
Multimanager Core Bond Portfolio	7,683	72,012	12,337	(10,840)	4	3,032	76,545	993	—
Multimanager Mid Cap Value Portfolio	24,988	332,478	52,185	(49,863)	380	53,050	388,230	—	—

Total		5,071,762	843,154	(815,838)	2,292	839,834	5,941,204	993	—

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.
(c)	Formerly known as AXA/Janus Enterprise Portfolio.

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,363,081	$—	$—	$1,363,081
Investment Companies
Investment Companies	691,894	5,941,205	—	6,633,099

Total Assets	$2,054,975	$5,941,205	$—	$7,996,180

Total Liabilities	$—	$—	$—	$—

Total	$2,054,975	$5,941,205	$—	$7,996,180

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,041,827
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$962,727

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$553,448
Aggregate gross unrealized depreciation	(305,591)

Net unrealized appreciation	$247,857

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,748,323

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,591,707)	$5,941,204
Unaffiliated Issuers (Cost $2,149,607)	2,054,976
Cash	60,786
Receivable from investment manager	15,932
Dividends, interest and other receivables	222
Other assets	86

Total assets	8,073,206

LIABILITIES
Payable for securities purchased	12,890
Distribution fees payable – Class B	1,596
Payable for Portfolio shares redeemed	274
Trustees’ fees payable	112
Accrued expenses	62,133

Total liabilities	77,005

NET ASSETS	$7,996,201

Net assets were comprised of:
Paid in capital	$7,509,140
Total distributable earnings (loss)	487,061

Net assets	$7,996,201

Class B
Net asset value, offering and redemption price per share, $7,996,201 / 714,751 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.19

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019

(Unaudited)

INVESTMENT INCOME
Dividends ($993 of dividend income received from affiliates)	$10,232
Interest	439

Total income	10,671

EXPENSES
Custodian fees	78,189
Professional fees	20,205
Distribution fees – Class B	9,528
Printing and mailing expenses	9,499
Investment management fees	5,717
Administrative fees	4,713
Trustees’ fees	115
Miscellaneous	28

Gross expenses	127,994
Less: Waiver from investment manager	(10,430)
Reimbursement from investment manager	(92,086)

Net expenses	25,478

NET INVESTMENT INCOME (LOSS)	(14,807)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($2,292 of realized gain (loss) from affiliates)	2,517
Net change in unrealized appreciation (depreciation) on investments in securities ($839,834 of change in unrealized appreciation (depreciation) from affiliates)	1,006,514

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,009,031

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$994,224

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(14,807)	$80,093
Net realized gain (loss)	2,517	312,538
Net change in unrealized appreciation (depreciation)	1,006,514	(1,092,111)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	994,224	(699,480)

Distributions to shareholders:
Class B	—	(260,308)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 93,283 and 262,402 shares, respectively ]	1,023,018	2,920,982
Capital shares issued in reinvestment of dividends and distributions [ 0 and 25,114 shares, respectively ]	—	260,308
Capital shares repurchased [ (89,855) and (153,654) shares, respectively ]	(982,675)	(1,678,047)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	40,343	1,503,243

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,034,567	543,455
NET ASSETS:
Beginning of period	6,961,634	6,418,179

End of period	$7,996,201	$6,961,634

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016		2015	2014
Net asset value, beginning of period	$9.79		$11.11		$9.79		$9.12		$9.93	$9.98

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.12		0.09		0.06		0.07	0.12
Net realized and unrealized gain (loss)	1.42		(1.07)		1.54		0.72		(0.62)	(0.01)

Total from investment operations	1.40		(0.95)		1.63		0.78		(0.55)	0.11

Less distributions:
Dividends from net investment income	—		(0.15)		(0.13)		(0.09)		(0.09)	(0.15)
Distributions from net realized gains	—		(0.22)		(0.18)		—		(0.17)	(0.01)
Return of capital	—		—		—		(0.02)		—	—

Total dividends and distributions	—		(0.37)		(0.31)		(0.11)		(0.26)	(0.16)

Net asset value, end of period	$11.19		$9.79		$11.11		$9.79		$9.12	$9.93

Total return (b)	14.30%		(8.66)%		16.76%		8.47%		(5.58)%	1.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,996		$6,962		$6,418		$5,261		$7,220	$7,187
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.67	%(j)	0.67	%(j)	0.66	%(j)	0.61	%(k)	0.63%	0.65%
Before waivers and reimbursements (a)(f)	3.36%		3.69%		4.24%		3.84%		3.54%	4.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.39)%		1.09%		0.88%		0.64%		0.70%	1.18%
Before waivers and reimbursements (a)(f)(x)	(3.08)%		(1.94)%		(2.71)%		(2.59)%		(2.21)%	(3.10)%
Portfolio turnover rate (z)^	13%		26%		21%		46%		40%	21%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MULTI-SECTOR BOND PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Fixed Income	100.0%

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/Core Bond Index Portfolio	46.0%
EQ/Quality Bond PLUS Portfolio	22.9
1290 VT High Yield Bond Portfolio	11.0
1290 VT DoubleLine Opportunistic Bond Portfolio	7.9
EQ/PIMCO Global Real Return Portfolio	5.4
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4.2
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class A
Actual	$1,000.00	$1,051.21	$2.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.10	2.72
Class B
Actual	1,000.00	1,054.20	2.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.10	2.72
Class K
Actual	1,000.00	1,053.76	1.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.34	1.47

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.54%, 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (100.1%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,384,639	$14,218,001
1290 VT High Yield Bond Portfolio‡	2,021,964	19,687,076
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	767,220	7,603,150
EQ/Core Bond Index Portfolio‡	8,153,477	82,675,484
EQ/PIMCO Global Real Return Portfolio‡	944,386	9,610,980
EQ/Quality Bond PLUS Portfolio‡	4,730,942	41,212,452
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	327,438	4,656,165

Total Investments in Securities (100.1%) (Cost $178,055,960)		179,663,308
Other Assets Less Liabilities (-0.1%)		(252,387)

Net Assets (100%)		$179,410,921

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	1,384,639	13,357,499	—	—	—	860,502	14,218,001	—	—
1290 VT High Yield Bond Portfolio	2,021,964	18,423,254	60,744	(437,492)	(17)	1,640,587	19,687,076	—	—
EQ/Core Bond Index Portfolio	8,153,477	83,643,559	789,663	(5,687,394)	(27,614)	3,957,270	82,675,484	—	—
EQ/PIMCO Global Real Return Portfolio	944,386	9,349,432	60,743	(437,492)	1,043	637,254	9,610,980	—	—
EQ/Quality Bond PLUS Portfolio	4,730,942	40,930,930	242,971	(1,749,967)	5,515	1,783,003	41,212,452	—	—

Total		165,704,674	1,154,121	(8,312,345)	(21,073)	8,878,616	167,403,993	—	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$12,259,315	$167,403,993	$—	$179,663,308

Total Assets	$12,259,315	$167,403,993	$—	$179,663,308

Total Liabilities	$—	$—	$—	$—

Total	$12,259,315	$167,403,993	$—	$179,663,308

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,425,368
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,749,836

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,488,834
Aggregate gross unrealized depreciation	(1,828,363)

Net unrealized appreciation	$1,660,471

Federal income tax cost of investments in securities and derivative instruments, if applicable	$178,002,837

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $164,966,445)	$167,403,993
Unaffiliated Issuers (Cost $13,089,515)	12,259,315
Cash	108,074
Dividends, interest and other receivables	22,785
Receivable for Portfolio shares sold	15,565
Other assets	1,872

Total assets	179,811,604

LIABILITIES
Payable for Portfolio shares redeemed	219,879
Payable for securities purchased	30,806
Distribution fees payable – Class A	24,065
Administrative fees payable	17,954
Investment management fees payable	11,411
Distribution fees payable – Class B	9,804
Trustees’ fees payable	1,769
Accrued expenses	84,995

Total liabilities	400,683

NET ASSETS	$179,410,921

Net assets were comprised of:
Paid in capital	$179,196,364
Total distributable earnings (loss)	214,557

Net assets	$179,410,921

Class A
Net asset value, offering and redemption price per share, $117,405,691 / 30,104,305 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.90

Class B
Net asset value, offering and redemption price per share, $47,950,868 / 12,335,729 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.89

Class K
Net asset value, offering and redemption price per share, $14,054,362 / 3,588,612 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.92

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019

(Unaudited)

INVESTMENT INCOME
Dividends	$208,386
Interest	162,282

Total income	370,668

EXPENSES
Distribution fees – Class A	144,264
Investment management fees	132,123
Administrative fees	108,913
Distribution fees – Class B	58,396
Custodian fees	34,601
Professional fees	23,479
Printing and mailing expenses	17,699
Interest expense	6,605
Trustees’ fees	2,659
Miscellaneous	1,184

Gross expenses	529,923
Less: Waiver from investment manager	(69,115)

Net expenses	460,808

NET INVESTMENT INCOME (LOSS)	(90,140)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(21,073) of realized gain (loss) from affiliates)	(185,104)
Net change in unrealized appreciation (depreciation) on investments in securities ($8,878,616 of change in unrealized appreciation (depreciation) from affiliates)	9,362,174

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,177,070

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,086,930

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(90,140)	$4,036,068
Net realized gain (loss)	(185,104)	(166,194)
Net change in unrealized appreciation (depreciation)	9,362,174	(4,859,939)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,086,930	(990,065)

Distributions to shareholders:
Class A	—	(2,641,107)
Class B	—	(1,068,824)
Class K	—	(367,542)

Total distributions to shareholders	—	(4,077,473)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 503,334 and 1,334,090 shares, respectively ]	1,914,025	5,035,310
Capital shares issued in reinvestment of dividends [ 0 and 715,181 shares, respectively ]	—	2,641,107
Capital shares repurchased [ (1,730,452) and (3,882,290) shares, respectively ]	(6,561,125)	(14,624,115)

Total Class A transactions	(4,647,100)	(6,947,698)

Class B
Capital shares sold [ 536,144 and 1,280,730 shares, respectively ]	2,027,029	4,805,811
Capital shares issued in reinvestment of dividends [ 0 and 290,379 shares, respectively ]	—	1,068,824
Capital shares repurchased [ (870,524) and (1,932,338) shares, respectively ]	(3,282,319)	(7,252,660)

Total Class B transactions	(1,255,290)	(1,378,025)

Class K
Capital shares sold [ 135,218 and 601,621 shares, respectively ]	514,767	2,279,736
Capital shares issued in reinvestment of dividends [ 0 and 99,239 shares, respectively ]	—	367,542
Capital shares repurchased [ (487,836) and (1,058,615) shares, respectively ]	(1,850,235)	(4,003,146)

Total Class K transactions	(1,335,468)	(1,355,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,237,858)	(9,681,591)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,849,072	(14,749,129)
NET ASSETS:
Beginning of period	177,561,849	192,310,978

End of period	$179,410,921	$177,561,849

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class A			2018		2017		2016		2015		2014
Net asset value, beginning of period	$3.71		$3.81		$3.79		$3.76		$3.84		$3.85

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—		0.08		0.06		0.07		0.06		0.08
Net realized and unrealized gain (loss)	0.19		(0.09)		0.02		0.04		(0.08)		0.01

Total from investment operations	0.19		(0.01)		0.08		0.11		(0.02)		0.09

Less distributions:
Dividends from net investment income	—		(0.09)		(0.06)		(0.07)		(0.06)		(0.10)
Return of capital	—		—		—		(0.01)		—		—

Total dividends and distributions	—		(0.09)		(0.06)		(0.08)		(0.06)		(0.10)

Net asset value, end of period	$3.90		$3.71		$3.81		$3.79		$3.76		$3.84

Total return (b)	5.12%		(0.36)%		2.17%		2.89%		(0.48)%		2.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,406		$116,112		$126,383		$141,039		$152,206		$168,386
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.58	%(j)	0.77	%(k)
Before waivers (a)(f)	0.62%		0.62%		0.61%		0.62%		0.62%		0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.12)%		2.16%		1.55%		1.76%		1.43%		1.93%
Before waivers (a)(f)(x)	(0.20)%		2.09%		1.48%		1.68%		1.39%		1.92%
Portfolio turnover rate (z)^	1%		5%		7%		6%		21%		81	%(h)

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016		2015		2014
Net asset value, beginning of period	$3.69		$3.80		$3.78		$3.75		$3.83		$3.84

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—		0.08		0.06		0.07		0.06		0.08
Net realized and unrealized gain (loss)	0.20		(0.10)		0.02		0.04		(0.08)		0.01

Total from investment operations	0.20		(0.02)		0.08		0.11		(0.02)		0.09

Less distributions:
Dividends from net investment income	—		(0.09)		(0.06)		(0.07)		(0.06)		(0.10)
Return of capital	—		—		—		(0.01)		—		—

Total dividends and distributions	—		(0.09)		(0.06)		(0.08)		(0.06)		(0.10)

Net asset value, end of period	$3.89		$3.69		$3.80		$3.78		$3.75		$3.83

Total return (b)	5.42%		(0.63)%		2.18%		2.89%		(0.49)%		2.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$47,951		$46,800		$49,500		$50,504		$51,286		$53,942
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.58	%(j)	0.77	%(k)
Before waivers (a)(f)	0.62%		0.62%		0.61%		0.62%		0.62%		0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.12)%		2.19%		1.58%		1.82%		1.47%		1.94%
Before waivers (a)(f)(x)	(0.20)%		2.12%		1.50%		1.75%		1.42%		1.93%
Portfolio turnover rate (z)^	1%		5%		7%		6%		21%		81	%(h)

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class K			2018		2017		2016		2015		2014
Net asset value, beginning of period	$3.72		$3.82		$3.80		$3.77		$3.85		$3.85

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—		0.09		0.07		0.08		0.06		0.09
Net realized and unrealized gain (loss)	0.20		(0.09)		0.02		0.04		(0.07)		0.02

Total from investment operations	0.20		—	#	0.09		0.12		(0.01)		0.11

Less distributions:
Dividends from net investment income	—		(0.10)		(0.07)		(0.08)		(0.07)		(0.11)
Return of capital	—		—		—		(0.01)		—		—

Total dividends and distributions	—		(0.10)		(0.07)		(0.09)		(0.07)		(0.11)

Net asset value, end of period	$3.92		$3.72		$3.82		$3.80		$3.77		$3.85

Total return (b)	5.38%		(0.12)%		2.42%		3.15%		(0.23)%		2.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,054		$14,649		$16,428		$16,024		$15,595		$17,523
Ratio of expenses to average net assets:
After waivers (a)(f)	0.29	%(j)	0.29	%(j)	0.29	%(j)	0.29	%(j)	0.33	%(j)	0.74	%(k)
Before waivers (a)(f)	0.37%		0.37%		0.36%		0.37%		0.37%		0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.13%		2.36%		1.83%		2.07%		1.65%		2.22%
Before waivers (a)(f)(x)	0.05%		2.29%		1.76%		1.99%		1.61%		2.20%
Portfolio turnover rate (z)^	1%		5%		7%		6%		21%		81	%(h)
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in lower portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.31% for Class A, 1.31% for Class B and 1.28% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM SMALL CAP GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	100.0%

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/Morgan Stanley Small Cap Growth Portfolio	72.6%
1290 VT Micro Cap Portfolio	27.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class A
Actual	$1,000.00	$1,291.09	$3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.06	2.76
Class B
Actual	1,000.00	1,287.61	3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.06	2.76

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.55% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.0%)
1290 VT Micro Cap Portfolio‡	2,751,452	$30,535,384
EQ/Morgan Stanley Small Cap Growth Portfolio‡	6,960,613	80,773,517

Total Investments in Securities (100.0%) (Cost $85,941,776)		111,308,901
Other Assets Less Liabilities (0.0%)		(37,373)

Net Assets (100%)		$111,271,528

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Micro Cap Portfolio	2,751,452	25,123,641	607,131	(1,061,069)	9,406	5,856,275	30,535,384	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio (a)	6,960,613	62,645,981	1,600,621	(2,797,364)	42,231	19,282,048	80,773,517	—	—

Total		87,769,622	2,207,752	(3,858,433)	51,637	25,138,323	111,308,901	—	—

(a)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$111,308,901	$—	$111,308,901

Total Assets	$—	$111,308,901	$—	$111,308,901

Total Liabilities	$—	$—	$—	$—

Total	$—	$111,308,901	$—	$111,308,901

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,207,752
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,858,433

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,375,504
Aggregate gross unrealized depreciation	7,330

Net unrealized appreciation	$25,382,834

Federal income tax cost of investments in securities and derivative instruments, if applicable	$85,926,067

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $85,941,776)	$111,308,901
Cash	62,536
Receivable for Portfolio shares sold	23,594
Other assets	1,169

Total assets	111,396,200

LIABILITIES
Payable for Portfolio shares redeemed	25,544
Distribution fees payable – Class B	22,210
Payable for securities purchased	11,908
Administrative fees payable	10,843
Investment management fees payable	6,976
Trustees’ fees payable	686
Accrued expenses	46,505

Total liabilities	124,672

NET ASSETS	$111,271,528

Net assets were comprised of:
Paid in capital	$75,484,574
Total distributable earnings (loss)	35,786,954

Net assets	$111,271,528

Class A
Net asset value, offering and redemption price per share, $100 / 7 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.79	†

Class B
Net asset value, offering and redemption price per share, $111,271,428 / 7,183,983 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.49

†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$569

EXPENSES
Distribution fees – Class B	130,099
Investment management fees	78,060
Administrative fees	64,342
Professional fees	21,682
Custodian fees	20,246
Printing and mailing expenses	13,614
Trustees’ fees	1,579
Miscellaneous	846

Gross expenses	330,468
Less: Waiver from investment manager	(43,422)

Net expenses	287,046

NET INVESTMENT INCOME (LOSS)	(286,477)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($51,637 of realized gain (loss) from affiliates)	263,042
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	25,138,323

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,401,365

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,114,888

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(286,477)	$(475,381)
Net realized gain (loss)	263,042	16,121,824
Net change in unrealized appreciation (depreciation)	25,138,323	(20,352,136)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,114,888	(4,705,693)

Distributions to shareholders:
Class A	—	(10)
Class B	—	(11,384,438)

Total distributions to shareholders	—	(11,384,448)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 0 and 0 shares, respectively ]	— #	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1 shares, respectively ]	—	10

Total Class A transactions	—	10

Class B
Capital shares sold [ 416,547 and 761,898 shares, respectively ]	6,016,317	11,967,094
Capital shares issued in reinvestment of dividends and distributions [ 0 and 819,177 shares, respectively ]	—	11,384,438
Capital shares repurchased [ (528,364) and (1,096,722) shares, respectively ]	(7,624,687)	(16,520,576)

Total Class B transactions	(1,608,370)	6,830,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,608,370)	6,830,966

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,506,518	(9,259,175)
NET ASSETS:
Beginning of period	87,765,010	97,024,185

End of period	$111,271,528	$87,765,010

# Amount is less than $0.50.

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class A			2018		2017		2016		2015		2014
Net asset value, beginning of period	$12.23		$14.39		$12.12		$11.28		$12.04		$12.37

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—		0.01		(0.06)		(0.02)		(0.03)		(0.08)
Net realized and unrealized gain (loss)	3.56		(0.48)		3.01		1.07		(0.70)		(0.25)

Total from investment operations	3.56		(0.47)		2.95		1.05		(0.73)		(0.33)

Less distributions:
Dividends from net investment income	—		(0.53)		(0.35)		—		(0.03)		—
Distributions from net realized gains	—		(1.16)		(0.33)		(0.21)		—		—

Total dividends and distributions	—		(1.69)		(0.68)		(0.21)		(0.03)		—

Net asset value, end of period	$15.79		$12.23		$14.39		$12.12		$11.28		$12.04

Total return (b)	29.11%		(4.57)%		24.42	%(ee)	9.34	%(cc)	(6.05	)%(aa)	(2.67)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	#	$—	#	$—	#	$343		$322		$403
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(m)	0.55	%(j)	0.55	%(j)	0.48	%(j)	0.46	%(j)	0.84	%(k)
Before waivers and reimbursements (a)(f)	0.63%		0.64%		0.63%		0.64%		0.67%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.55)%		(0.46)%		(0.46)%		(0.14	)%(dd)	(0.23	)%(bb)	(0.72)%
Before waivers and reimbursements (a)(f)(x)	(0.63)%		(0.55)%		(0.54)%		(0.30	)%(dd)	(0.44	)%(bb)	(0.87)%
Portfolio turnover rate (z)^	2%		10%		12%		3%		9%		93%

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016		2015		2014
Net asset value, beginning of period	$12.03		$14.24		$12.01		$11.18		$11.93		$12.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		(0.07)		(0.06)		(0.01)		(0.03)		(0.08)
Net realized and unrealized gain (loss)	3.50		(0.45)		2.97		1.05		(0.69)		(0.24)

Total from investment operations	3.46		(0.52)		2.91		1.04		(0.72)		(0.32)

Less distributions:
Dividends from net investment income	—		(0.53)		(0.35)		—		(0.03)		—
Distributions from net realized gains	—		(1.16)		(0.33)		(0.21)		—		—

Total dividends and distributions	—		(1.69)		(0.68)		(0.21)		(0.03)		—

Net asset value, end of period	$15.49		$12.03		$14.24		$12.01		$11.18		$11.93

Total return (b)	28.76%		(4.98)%		24.31	%(ee)	9.34	%(cc)	(6.02	)%(aa)	(2.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$111,271		$87,765		$97,024		$83,647		$84,337		$96,679
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(m)	0.55	%(j)	0.55	%(j)	0.48	%(j)	0.46	%(j)	0.85	%(k)
Before waivers and reimbursements (a)(f)	0.63%		0.64%		0.63%		0.64%		0.67%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.55)%		(0.46)%		(0.48)%		(0.13	)%(dd)	(0.23	)%(bb)	(0.72)%
Before waivers and reimbursements (a)(f)(x)	(0.63)%		(0.55)%		(0.56)%		(0.30	)%(dd)	(0.44	)%(bb)	(0.88)%
Portfolio turnover rate (z)^	2%		10%		12%		3%		9%		93%

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2014 to April 17, 2014+ (Unaudited)
Net asset value, beginning of period	$12.43

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)
Net realized and unrealized gain (loss)	(0.83)

Total from investment operations	(0.85)

Net asset value, end of period	$11.58

Total return (b)	(6.84)%

Ratios/Supplemental Data:
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.06%
Before waivers and reimbursements (a)(f)	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.67)%
Before waivers and reimbursements (a)(f)(x)	(0.69)%
Portfolio turnover rate^	93%
#	Amount is less than $500.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed. The shares are no longer being offered, but are still registered.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class A and 1.45% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.86% for Class B.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.21)% for Class A and (6.18)% for Class B.
(bb)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.46)% after waivers and reimbursements and (0.67)% before waivers and reimbursements.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.07% for Class A and 9.06% for Class B.
(dd)

Includes income resulting from litigation income. Without this income, the ratios would have been (0.43)% after waivers and reimbursements for Class A and Class B and (0.60)% before waivers and reimbursements for Class A and (0.59)% before waivers and reimbursements for Class B.

(ee)	Includes a litigation payment. Without this payment, the total return would have been 24.16% for Class A and 24.05% for Class B.

See Notes to Financial Statements.

CHARTERSM SMALL CAP VALUE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2019
Equity	100.0%

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
1290 VT Small Cap Value Portfolio	66.0%
1290 VT GAMCO Small Company Value Portfolio	34.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class A
Actual	$1,000.00	$1,187.83	$3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	2.89
Class B
Actual	1,000.00	1,187.71	3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	2.89

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.58% and 0.58%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.1%)
1290 VT GAMCO Small Company Value Portfolio‡	926,352	$54,311,510
1290 VT Small Cap Value Portfolio‡	9,910,479	105,564,387

Total Investments in Securities (100.1%) (Cost $127,283,258)		159,875,897
Other Assets Less Liabilities (-0.1%)		(124,783)

Net Assets (100%)		$159,751,114

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT GAMCO Small Company Value Portfolio	926,352	48,965,498	399,900	(3,377,754)	(11,535)	8,335,401	54,311,510	—	—
1290 VT Small Cap Value Portfolio	9,910,479	92,997,464	793,829	(6,705,094)	638,081	17,840,107	105,564,387	—	—

Total		141,962,962	1,193,729	(10,082,848)	626,546	26,175,508	159,875,897	—	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$159,875,897	$—	$159,875,897

Total Assets	$—	$159,875,897	$—	$159,875,897

Total Liabilities	$—	$—	$—	$—

Total	$—	$159,875,897	$—	$159,875,897

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,193,729
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,082,848

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,716,469
Aggregate gross unrealized depreciation	49,420

Net unrealized appreciation	$32,765,889

Federal income tax cost of investments in securities and derivative instruments, if applicable	$127,110,008

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $127,283,258)	$159,875,897
Cash	69,987
Receivable for securities sold	16,031
Receivable for Portfolio shares sold	10,772
Other assets	1,731

Total assets	159,974,418

LIABILITIES
Payable for Portfolio shares redeemed	94,025
Distribution fees payable – Class B	29,285
Investment management fees payable	16,776
Administrative fees payable	15,524
Trustees’ fees payable	4,712
Distribution fees payable – Class A	2,515
Accrued expenses	60,467

Total liabilities	223,304

NET ASSETS	$159,751,114

Net assets were comprised of:
Paid in capital	$122,112,787
Total distributable earnings (loss)	37,638,327

Net assets	$159,751,114

Class A
Net asset value, offering and redemption price per share, $12,635,701 / 703,536 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.96

Class B
Net asset value, offering and redemption price per share, $147,115,413 / 8,185,543 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$500

EXPENSES
Distribution fees – Class B	181,923
Investment management fees	118,444
Administrative fees	97,648
Professional fees	21,907
Custodian fees	18,181
Printing and mailing expenses	16,607
Distribution fees – Class A	15,484
Trustees’ fees	2,430
Miscellaneous	1,328

Gross expenses	473,952
Less: Waiver from investment manager	(18,859)

Net expenses	455,093

NET INVESTMENT INCOME (LOSS)	(454,593)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($626,546 of realized gain (loss) from affiliates)	636,568
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	26,175,508

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,812,076

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,357,483

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(454,593)	$67,975
Net realized gain (loss)	636,568	9,131,494
Net change in unrealized appreciation (depreciation)	26,175,508	(29,628,498)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,357,483	(20,429,029)

Distributions to shareholders:
Class A	—	(343,406)
Class B	—	(4,186,259)

Total distributions to shareholders	—	(4,529,665)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 16,197 and 14,670 shares, respectively ]	282,450	268,479
Capital shares issued in reinvestment of dividends and distributions [ 0 and 23,337 shares, respectively ]	—	343,406
Capital shares repurchased [ (26,645) and (112,638) shares, respectively ]	(471,633)	(2,199,433)

Total Class A transactions	(189,183)	(1,587,548)

Class B
Capital shares sold [ 215,484 and 676,217 shares, respectively ]	3,733,592	12,380,513
Capital shares issued in reinvestment of dividends and distributions [ 0 and 284,284 shares, respectively ]	—	4,186,259
Capital shares repurchased [ (694,969) and (1,086,826) shares, respectively ]	(12,063,087)	(20,284,846)

Total Class B transactions	(8,329,495)	(3,718,074)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,518,678)	(5,305,622)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,838,805	(30,264,316)
NET ASSETS:
Beginning of period	141,912,309	172,176,625

End of period	$159,751,114	$141,912,309

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class A			2018		2017		2016		2015		2014
Net asset value, beginning of period	$15.12		$17.96		$16.37		$13.23		$15.32		$16.17

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		—	#	0.02		0.04		—	#	(0.05)
Net realized and unrealized gain (loss)	2.89		(2.35)		1.83		3.30		(2.01)		(0.77)

Total from investment operations	2.84		(2.35)		1.85		3.34		(2.01)		(0.82)

Less distributions:
Dividends from net investment income	—		(0.16)		(0.26)		(0.20)		(0.08)		(0.03)
Distributions from net realized gains	—		(0.33)		—		—		—		—

Total dividends and distributions	—		(0.49)		(0.26)		(0.20)		(0.08)		(0.03)

Net asset value, end of period	$17.96		$15.12		$17.96		$16.37		$13.23		$15.32

Total return (b)	18.78%		(12.97)%		11.28%		25.22%		(13.14)%		(5.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,636		$10,796		$14,165		$13,940		$11,735		$14,496
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.58	%(j)	0.59	%(j)	0.53	%(j)	0.47	%(j)	0.85	%(k)
Before waivers and reimbursements (a)(f)	0.60%		0.60%		0.60%		0.61%		0.62%		0.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.58)%		—	%‡‡	0.12%		0.27%		0.03%		(0.31)%
Before waivers and reimbursements (a)(f)(x)	(0.60)%		(0.02)%		0.11%		0.19%		(0.13)%		(0.39)%
Portfolio turnover rate (z)^	1%		12%		15%		11%		29%		47%

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016		2015		2014
Net asset value, beginning of period	$15.13		$17.97		$16.38		$13.24		$15.33		$16.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.01		0.02		0.04		0.01		(0.05)
Net realized and unrealized gain (loss)	2.89		(2.36)		1.83		3.30		(2.02)		(0.77)

Total from investment operations	2.84		(2.35)		1.85		3.34		(2.01)		(0.82)

Less distributions:
Dividends from net investment income	—		(0.16)		(0.26)		(0.20)		(0.08)		(0.03)
Distributions from net realized gains	—		(0.33)		—		—		—		—

Total dividends and distributions	—		(0.49)		(0.26)		(0.20)		(0.08)		(0.03)

Net asset value, end of period	$17.97		$15.13		$17.97		$16.38		$13.24		$15.33

Total return (b)	18.77%		(12.96)%		11.27%		25.20%		(13.13)%		(5.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$147,115		$131,116		$158,012		$162,430		$145,069		$167,494
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.58	%(j)	0.59	%(j)	0.53	%(j)	0.47	%(j)	0.85	%(k)
Before waivers and reimbursements (a)(f)	0.60%		0.60%		0.60%		0.60%		0.62%		0.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.58)%		0.04%		0.10%		0.28%		0.05%		(0.31)%
Before waivers and reimbursements (a)(f)(x)	(0.60)%		0.02%		0.09%		0.20%		(0.10)%		(0.39)%
Portfolio turnover rate (z)^	1%		12%		15%		11%		29%		47%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2014 to April 17, 2014+ (Unaudited)
Net asset value, beginning of period	$16.17

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	— #
Net realized and unrealized gain (loss)	(0.18)

Total from investment operations	(0.18)

Net asset value, end of period	$15.99

Total return (b)	(1.11)%

Ratios/Supplemental Data:
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.09%
Before waivers and reimbursements (a)(f)	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.05)%
Before waivers and reimbursements (a)(f)(x)	(0.08)%
Portfolio turnover rate^	47%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed. The shares are no longer being offered, but are still registered.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class A and 1.45% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.85% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Fixed Income	55.4%
Equity	44.6

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/Core Bond Index Portfolio	21.9%
EQ/Equity 500 Index Portfolio	20.1
EQ/Quality Bond PLUS Portfolio	10.4
EQ/International Equity Index Portfolio	8.6
EQ/Global Bond PLUS Portfolio	8.2
1290 VT High Yield Bond Portfolio	7.8
EQ/PIMCO Ultra Short Bond Portfolio	7.1
EQ/Emerging Markets Equity PLUS Portfolio	3.3
EQ/MFS International Growth Portfolio	2.6
EQ/BlackRock Basic Value Equity Portfolio	2.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class B
Actual	$1,000.00	$1,098.38	$2.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.02	2.81
Class K
Actual	1,000.00	1,099.75	1.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.26	1.56

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.56% and 0.31%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (44.6%)
EQ/BlackRock Basic Value Equity Portfolio‡	51,561	$1,197,267
EQ/Emerging Markets Equity PLUS Portfolio‡	163,149	1,553,576
EQ/Equity 500 Index Portfolio‡	201,714	9,634,838
EQ/International Equity Index Portfolio‡	436,254	4,113,824
EQ/MFS International Growth Portfolio‡	155,990	1,244,145
EQ/Small Company Index Portfolio‡	107,049	1,179,330
Multimanager Aggressive Equity Portfolio‡	10,156	674,979
Multimanager Mid Cap Growth Portfolio*‡	80,148	881,019
Multimanager Mid Cap Value Portfolio‡	55,899	868,481

Total Equity		21,347,459

Fixed Income (55.6%)
1290 VT High Yield Bond Portfolio‡	384,934	3,747,949
EQ/Core Bond Index Portfolio‡	1,032,708	10,471,560
EQ/Global Bond PLUS Portfolio‡	419,922	3,939,803
EQ/PIMCO Ultra Short Bond Portfolio‡	342,247	3,409,473
EQ/Quality Bond PLUS Portfolio‡	573,642	4,997,139

Total Fixed Income		26,565,924

Total Investments in Securities (100.2%) (Cost $39,193,588)		47,913,383
Other Assets Less Liabilities (-0.2%)		(101,075)

Net Assets (100%)		$47,812,308

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	384,934	3,482,684	225,876	(272,531)	2,089	309,831	3,747,949	—	—
EQ/BlackRock Basic Value Equity Portfolio	51,561	1,072,985	47,190	(75,795)	1,609	151,278	1,197,267	—	—
EQ/Core Bond Index Portfolio	1,032,708	9,852,853	709,054	(575,829)	1,419	484,063	10,471,560	—	—
EQ/Emerging Markets Equity PLUS Portfolio	163,149	1,471,177	53,601	(126,905)	877	154,826	1,553,576	—	—
EQ/Equity 500 Index Portfolio	201,714	8,784,839	300,919	(1,026,578)	376,997	1,198,661	9,634,838	—	—
EQ/Global Bond PLUS Portfolio	419,922	3,689,262	263,289	(208,642)	(1,690)	197,584	3,939,803	—	—
EQ/International Equity Index Portfolio	436,254	3,887,298	126,863	(420,391)	3,754	516,300	4,113,824	—	—
EQ/MFS International Growth Portfolio	155,990	1,075,804	118,987	(144,744)	2,614	191,484	1,244,145	—	—
EQ/PIMCO Ultra Short Bond Portfolio	342,247	3,105,170	446,918	(187,943)	(60)	45,388	3,409,473	—	—
EQ/Quality Bond PLUS Portfolio	573,642	4,714,211	333,750	(264,172)	(288)	213,638	4,997,139	—	—
EQ/Small Company Index Portfolio	107,049	1,217,199	109,245	(347,339)	10,437	189,788	1,179,330	—	—
Multimanager Aggressive Equity Portfolio	10,156	566,068	19,662	(31,581)	982	119,848	674,979	—	—
Multimanager Mid Cap Growth Portfolio*	80,148	710,398	25,049	(39,420)	1,773	183,219	881,019	—	—
Multimanager Mid Cap Value Portfolio	55,899	759,631	22,568	(34,626)	969	119,939	868,481	—	—

Total		44,389,579	2,802,971	(3,756,496)	401,482	4,075,847	47,913,383	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$47,913,383	$—	$47,913,383

Total Assets	$—	$47,913,383	$—	$47,913,383

Total Liabilities	$—	$—	$—	$—

Total	$—	$47,913,383	$—	$47,913,383

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,802,971
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,756,496

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,286,367
Aggregate gross unrealized depreciation	(600,010)

Net unrealized appreciation	$8,686,357

Federal income tax cost of investments in securities and derivative instruments, if applicable	$39,227,026

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $39,193,588)	$47,913,383
Cash	18,261
Receivable for securities sold	12,040
Receivable for Portfolio shares sold	3,922
Receivable from investment manager	739
Other assets	495

Total assets	47,948,840

LIABILITIES
Payable for Portfolio shares redeemed	75,762
Distribution fees payable – Class B	4,886
Trustees’ fees payable	1,045
Accrued expenses	54,839

Total liabilities	136,532

NET ASSETS	$47,812,308

Net assets were comprised of:
Paid in capital	$37,895,333
Total distributable earnings (loss)	9,916,975

Net assets	$47,812,308

Class B
Net asset value, offering and redemption price per share, $24,194,999 / 2,743,245 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.82

Class K
Net asset value, offering and redemption price per share, $23,617,309 / 2,676,769 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.82

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$257

EXPENSES
Custodian fees	46,613
Distribution fees – Class B	28,630
Administrative fees	28,546
Investment management fees	23,087
Professional fees	20,120
Printing and mailing expenses	10,411
Trustees’ fees	704
Miscellaneous	358

Gross expenses	158,469
Less: Waiver from investment manager	(51,633)
Reimbursement from investment manager	(6,592)

Net expenses	100,244

NET INVESTMENT INCOME (LOSS)	(99,987)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	401,482
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	4,075,847

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,477,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,377,342

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(99,987)	$811,621
Net realized gain (loss)	401,482	3,684,429
Net change in unrealized appreciation (depreciation)	4,075,847	(6,477,145)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,377,342	(1,981,095)

Distributions to shareholders:
Class B	—	(2,105,525)
Class K	—	(2,227,616)

Total distributions to shareholders	—	(4,333,141)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 263,050 and 474,513 shares, respectively ]	2,242,459	4,387,525
Capital shares issued in reinvestment of dividends and distributions [ 0 and 257,690 shares, respectively ]	—	2,105,525
Capital shares repurchased [ (253,380) and (1,065,835) shares, respectively ]	(2,156,936)	(9,840,685)

Total Class B transactions	85,523	(3,347,635)

Class K
Capital shares sold [ 0 and 277,226 shares, respectively ]	2	2,574,686
Capital shares issued in reinvestment of dividends and distributions [ 0 and 272,897 shares, respectively ]	—	2,227,616
Capital shares repurchased [ (116,108) and (1,128,213) shares, respectively ]	(996,081)	(10,358,064)

Total Class K transactions	(996,079)	(5,555,762)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(910,556)	(8,903,397)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,466,786	(15,217,633)
NET ASSETS:
Beginning of period	44,345,522	59,563,155

End of period	$47,812,308	$44,345,522

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016	2015	2014
Net asset value, beginning of period	$8.03		$9.25		$8.65		$8.47	$8.85	$9.95

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.13		0.11		0.12	0.10	0.10
Net realized and unrealized gain (loss)	0.81		(0.52)		0.86		0.36	(0.27)	0.20

Total from investment operations	0.79		(0.39)		0.97		0.48	(0.17)	0.30

Less distributions:
Dividends from net investment income	—		(0.16)		(0.13)		(0.13)	(0.10)	(0.12)
Distributions from net realized gains	—		(0.67)		(0.24)		(0.17)	(0.11)	(1.28)

Total dividends and distributions	—		(0.83)		(0.37)		(0.30)	(0.21)	(1.40)

Net asset value, end of period	$8.82		$8.03		$9.25		$8.65	$8.47	$8.85

Total return (b)	9.84%		(4.24)%		11.20%		5.69%	(1.88)%	2.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,195		$21,945		$28,385		$27,912	$29,766	$33,628
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.56	%(j)	0.55	%(j)	0.54	%(j)	0.58%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.81%		0.76%		0.73%		0.71%	0.69%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.56)%		1.45%		1.19%		1.37%	1.08%	1.00%
Before waivers and reimbursements (a)(f)(x)	(0.81)%		1.25%		1.00%		1.24%	0.99%	0.88%
Portfolio turnover rate (z)^	6%		20%		21%		17%	23%	40%

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class K			2018		2017		2016	2015	2014
Net asset value, beginning of period	$8.02		$9.25		$8.64		$8.47	$8.85	$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.14		0.13		0.14	0.11	0.12
Net realized and unrealized gain (loss)	0.81		(0.52)		0.87		0.35	(0.25)	0.22

Total from investment operations	0.80		(0.38)		1.00		0.49	(0.14)	0.34

Less distributions:
Dividends from net investment income	—		(0.18)		(0.15)		(0.15)	(0.13)	(0.15)
Distributions from net realized gains	—		(0.67)		(0.24)		(0.17)	(0.11)	(1.28)

Total dividends and distributions	—		(0.85)		(0.39)		(0.32)	(0.24)	(1.43)

Net asset value, end of period	$8.82		$8.02		$9.25		$8.64	$8.47	$8.85

Total return (b)	9.98%		(4.08)%		11.60%		5.83%	(1.64)%	3.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,617		$22,401		$31,179		$30,887	$33,759	$41,241
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.31	%(j)	0.30	%(j)	0.29	%(j)	0.33%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.56%		0.50%		0.48%		0.46%	0.44%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.31)%		1.56%		1.47%		1.60%	1.28%	1.22%
Before waivers and reimbursements (a)(f)(x)	(0.56)%		1.36%		1.29%		1.47%	1.19%	1.09%
Portfolio turnover rate (z)^	6%		20%		21%		17%	23%	40%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	65.7%
Fixed Income	34.3

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/Equity 500 Index Portfolio	31.0%
EQ/Core Bond Index Portfolio	13.0
EQ/International Equity Index Portfolio	11.8
EQ/Quality Bond PLUS Portfolio	6.2
EQ/Small Company Index Portfolio	6.0
1290 VT High Yield Bond Portfolio	5.7
EQ/MFS International Growth Portfolio	5.6
EQ/Global Bond PLUS Portfolio	5.1
EQ/Emerging Markets Equity PLUS Portfolio	4.8
EQ/PIMCO Ultra Short Bond Portfolio	4.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class B
Actual	$1,000.00	$1,124.39	$3.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.95	2.88
Class K
Actual	1,000.00	1,125.37	1.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.19	1.62

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (65.8%)
EQ/BlackRock Basic Value Equity Portfolio‡	179,056	$4,157,797
EQ/Emerging Markets Equity PLUS Portfolio‡	827,780	7,882,455
EQ/Equity 500 Index Portfolio‡	1,069,317	51,075,742
EQ/International Equity Index Portfolio‡	2,066,206	19,484,092
EQ/MFS International Growth Portfolio‡	1,159,385	9,247,045
EQ/Small Company Index Portfolio‡	898,035	9,893,420
Multimanager Aggressive Equity Portfolio‡	35,994	2,392,298
Multimanager Mid Cap Growth Portfolio*‡	172,646	1,897,795
Multimanager Mid Cap Value Portfolio‡	145,826	2,265,627

Total Equity		108,296,271

Fixed Income (34.3%)
1290 VT High Yield Bond Portfolio‡	962,782	9,374,230
EQ/Core Bond Index Portfolio‡	2,105,669	21,351,278
EQ/Global Bond PLUS Portfolio‡	900,873	8,452,188
EQ/PIMCO Ultra Short Bond Portfolio‡	714,870	7,121,564
EQ/Quality Bond PLUS Portfolio‡	1,165,908	10,156,521

Total Fixed Income		56,455,781

Total Investments in Securities (100.1%) (Cost $127,502,227)		164,752,052
Other Assets Less Liabilities (-0.1%)		(90,126)

Net Assets (100%)		$164,661,926

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	962,782	8,481,025	787,476	(658,019)	(265)	764,013	9,374,230	—	—
EQ/BlackRock Basic Value Equity Portfolio	179,056	3,685,268	277,245	(330,774)	6	526,052	4,157,797	—	—
EQ/Core Bond Index Portfolio	2,105,669	19,553,762	2,095,741	(1,280,837)	(813)	983,425	21,351,278	—	—
EQ/Emerging Markets Equity PLUS Portfolio	827,780	7,313,076	402,623	(607,663)	3,079	771,340	7,882,455	—	—
EQ/Equity 500 Index Portfolio	1,069,317	45,349,875	2,433,052	(4,903,791)	570,117	7,626,489	51,075,742	—	—
EQ/Global Bond PLUS Portfolio	900,873	7,701,611	817,083	(485,620)	600	418,514	8,452,188	—	—
EQ/International Equity Index Portfolio	2,066,206	17,309,419	961,707	(1,151,300)	(438)	2,364,704	19,484,092	—	—
EQ/MFS International Growth Portfolio	1,159,385	7,790,393	567,885	(530,929)	463	1,419,233	9,247,045	—	—
EQ/PIMCO Ultra Short Bond Portfolio	714,870	6,259,336	1,221,004	(451,534)	52	92,706	7,121,564	—	—
EQ/Quality Bond PLUS Portfolio	1,165,908	9,354,089	1,028,412	(657,462)	(562)	432,044	10,156,521	—	—
EQ/Small Company Index Portfolio	898,035	9,164,169	648,411	(1,457,462)	(11,945)	1,550,247	9,893,420	—	—
Multimanager Aggressive Equity Portfolio	35,994	2,231,719	136,328	(431,842)	67,810	388,283	2,392,298	—	—
Multimanager Mid Cap Growth Portfolio*	172,646	1,520,936	100,656	(120,666)	119	396,750	1,897,795	—	—
Multimanager Mid Cap Value Portfolio	145,826	1,963,311	44,852	(55,356)	822	311,998	2,265,627	—	—

Total		147,677,989	11,522,475	(13,123,255)	629,045	18,045,798	164,752,052	—	—

See Notes to Financial Statements.

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TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$164,752,052	$—	$164,752,052

Total Assets	$—	$164,752,052	$—	$164,752,052

Total Liabilities	$—	$—	$—	$—

Total	$—	$164,752,052	$—	$164,752,052

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,522,475
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,123,255

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,712,595
Aggregate gross unrealized depreciation	(647,850)

Net unrealized appreciation	$37,064,745

Federal income tax cost of investments in securities and derivative instruments, if applicable	$127,687,307

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $127,502,227)	$164,752,052
Receivable for securities sold	317,126
Receivable for Portfolio shares sold	24,630
Other assets	1,726

Total assets	165,095,534

LIABILITIES
Overdraft payable	241,095
Payable for Portfolio shares redeemed	77,400
Distribution fees payable – Class B	22,899
Administrative fees payable	16,360
Investment management fees payable	12,714
Trustees’ fees payable	2,076
Accrued expenses	61,064

Total liabilities	433,608

NET ASSETS	$164,661,926

Net assets were comprised of:
Paid in capital	$123,928,104
Total distributable earnings (loss)	40,733,822

Net assets	$164,661,926

Class B
Net asset value, offering and redemption price per share, $113,501,911 / 9,888,766 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.48

Class K
Net asset value, offering and redemption price per share, $51,160,015 / 4,454,502 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.49

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019

(Unaudited)

INVESTMENT INCOME
Interest	$1,008

EXPENSES
Distribution fees – Class B	132,912
Administrative fees	97,346
Investment management fees	78,734
Custodian fees	48,101
Professional fees	21,873
Printing and mailing expenses	16,575
Trustees’ fees	2,380
Miscellaneous	1,381

Gross expenses	399,302
Less: Waiver from investment manager	(11,387)

Net expenses	387,915

NET INVESTMENT INCOME (LOSS)	(386,907)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	629,045
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	18,045,798

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,674,843

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,287,936

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(386,907)	$2,455,292
Net realized gain (loss)	629,045	6,356,413
Net change in unrealized appreciation (depreciation)	18,045,798	(18,182,376)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,287,936	(9,370,671)

Distributions to shareholders:
Class B	—	(4,087,157)
Class K	—	(2,227,604)

Total distributions to shareholders	—	(6,314,761)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,071,448 and 1,631,993 shares, respectively ]	11,871,344	18,478,396
Capital shares issued in reinvestment of dividends and distributions [ 0 and 396,460 shares, respectively ]	—	4,087,157
Capital shares repurchased [ (786,917) and (1,556,382) shares, respectively ]	(8,708,562)	(17,679,953)

Total Class B transactions	3,162,782	4,885,600

Class K
Capital shares sold [ 0 and 253,422 shares, respectively ]	7	2,896,616
Capital shares issued in reinvestment of dividends and distributions [ 0 and 216,213 shares, respectively ]	—	2,227,604
Capital shares repurchased [ (407,370) and (1,758,970) shares, respectively ]	(4,519,072)	(20,094,376)

Total Class K transactions	(4,519,065)	(14,970,156)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,356,283)	(10,084,556)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,931,653	(25,769,988)
NET ASSETS:
Beginning of period	147,730,273	173,500,261

End of period	$164,661,926	$147,730,273

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016	2015	2014
Net asset value, beginning of period	$10.21		$11.35		$9.97		$9.42	$9.87	$10.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.16		0.15		0.14	0.12	0.12
Net realized and unrealized gain (loss)	1.30		(0.85)		1.39		0.55	(0.32)	0.32

Total from investment operations	1.27		(0.69)		1.54		0.69	(0.20)	0.44

Less distributions:
Dividends from net investment income	—		(0.19)		(0.16)		(0.14)	(0.12)	(0.14)
Distributions from net realized gains	—		(0.26)		—		—	(0.13)	(1.10)

Total dividends and distributions	—		(0.45)		(0.16)		(0.14)	(0.25)	(1.24)

Net asset value, end of period	$11.48		$10.21		$11.35		$9.97	$9.42	$9.87

Total return (b)	12.44%		(6.15)%		15.41%		7.34%	(1.98)%	4.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$113,502		$98,100		$103,688		$76,579	$69,065	$67,492
Ratio of expenses to average net assets:
After waivers (a)(f)	0.57	%(j)	0.57	%(j)	0.56	%(j)	0.59%	0.60%	0.60%
Before waivers (a)(f)	0.59%		0.58%		0.59%		0.61%	0.60%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.57)%		1.44%		1.37%		1.48%	1.21%	1.12%
Before waivers (a)(f)(x)	(0.59)%		1.42%		1.34%		1.46%	1.20%	1.07%
Portfolio turnover rate (z)^	7%		17%		14%		16%	22%	36%

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class K			2018		2017		2016	2015	2014
Net asset value, beginning of period	$10.21		$11.35		$9.97		$9.41	$9.87	$10.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.17		0.17		0.15	0.14	0.14
Net realized and unrealized gain (loss)	1.30		(0.83)		1.39		0.58	(0.32)	0.32

Total from investment operations	1.28		(0.66)		1.56		0.73	(0.18)	0.46

Less distributions:
Dividends from net investment income	—		(0.22)		(0.18)		(0.17)	(0.15)	(0.16)
Distributions from net realized gains	—		(0.26)		—		—	(0.13)	(1.10)

Total dividends and distributions	—		(0.48)		(0.18)		(0.17)	(0.28)	(1.26)

Net asset value, end of period	$11.49		$10.21		$11.35		$9.97	$9.41	$9.87

Total return (b)	12.54%		(5.89)%		15.68%		7.73%	(1.84)%	4.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,160		$49,630		$69,812		$59,651	$59,886	$62,392
Ratio of expenses to average net assets:
After waivers (a)(f)	0.32	%(j)	0.32	%(j)	0.31	%(j)	0.34%	0.35%	0.35%
Before waivers (a)(f)	0.34%		0.33%		0.34%		0.36%	0.35%	0.40%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.32)%		1.46%		1.59%		1.61%	1.43%	1.32%
Before waivers (a)(f)(x)	(0.34)%		1.44%		1.56%		1.59%	1.42%	1.27%
Portfolio turnover rate (z)^	7%		17%		14%		16%	22%	36%

See Notes to Financial Statements.

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TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	79.4%
Fixed Income	20.6

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/Equity 500 Index Portfolio	40.2%
EQ/International Equity Index Portfolio	13.3
EQ/Small Company Index Portfolio	8.0
EQ/Core Bond Index Portfolio	7.7
EQ/MFS International Growth Portfolio	7.1
EQ/Emerging Markets Equity PLUS Portfolio	5.3
EQ/Quality Bond PLUS Portfolio	3.8
1290 VT High Yield Bond Portfolio	3.5
EQ/Global Bond PLUS Portfolio	3.1
EQ/BlackRock Basic Value Equity Portfolio	2.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class B
Actual	$1,000.00	$1,139.64	$3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.85	2.97
Class K
Actual	1,000.00	1,140.58	1.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.09	1.72

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.59% and 0.34%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (79.4%)
EQ/BlackRock Basic Value Equity Portfolio‡	159,731	$3,709,057
EQ/Emerging Markets Equity PLUS Portfolio‡	822,599	7,833,124
EQ/Equity 500 Index Portfolio‡	1,238,084	59,136,867
EQ/International Equity Index Portfolio‡	2,075,278	19,569,636
EQ/MFS International Growth Portfolio‡	1,304,894	10,407,601
EQ/Small Company Index Portfolio‡	1,062,776	11,708,330
Multimanager Aggressive Equity Portfolio‡	28,758	1,911,398
Multimanager Mid Cap Growth Portfolio*‡	127,465	1,401,147
Multimanager Mid Cap Value Portfolio‡	73,167	1,136,759

Total Equity		116,813,919

Fixed Income (20.6%)
1290 VT High Yield Bond Portfolio‡	528,207	5,142,940
EQ/Core Bond Index Portfolio‡	1,125,426	11,411,709
EQ/Global Bond PLUS Portfolio‡	482,688	4,528,684
EQ/PIMCO Ultra Short Bond Portfolio‡	368,089	3,666,915
EQ/Quality Bond PLUS Portfolio‡	639,874	5,574,106

Total Fixed Income		30,324,354

Total Investments in Securities (100.0%) (Cost $112,394,234)		147,138,273
Other Assets Less Liabilities (0.0%)		26,327

Net Assets (100%)		$147,164,600

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	528,207	4,346,459	485,673	(86,492)	29	397,271	5,142,940	—	—
EQ/BlackRock Basic Value Equity Portfolio	159,731	3,072,812	298,304	(106,084)	31	443,994	3,709,057	—	—
EQ/Core Bond Index Portfolio	1,125,426	10,019,073	1,079,220	(199,802)	(211)	513,429	11,411,709	—	—
EQ/Emerging Markets Equity PLUS Portfolio	822,599	6,837,704	425,515	(152,198)	38	722,065	7,833,124	—	—
EQ/Equity 500 Index Portfolio	1,238,084	49,784,495	2,746,127	(2,510,088)	5,962	9,110,371	59,136,867	—	—
EQ/Global Bond PLUS Portfolio	482,688	3,968,452	413,383	(73,231)	(16)	220,096	4,528,684	—	—
EQ/International Equity Index Portfolio	2,075,278	16,594,873	1,059,411	(377,627)	88	2,292,891	19,569,636	—	—
EQ/MFS International Growth Portfolio	1,304,894	8,517,282	500,091	(178,719)	— #	1,568,947	10,407,601	—	—
EQ/PIMCO Ultra Short Bond Portfolio	368,089	3,174,978	505,995	(60,865)	5	46,802	3,666,915	—	—
EQ/Quality Bond PLUS Portfolio	639,874	4,897,328	557,051	(111,820)	(145)	231,692	5,574,106	—	—
EQ/Small Company Index Portfolio	1,062,776	9,662,743	637,197	(225,727)	(276)	1,634,393	11,708,330	—	—
Multimanager Aggressive Equity Portfolio	28,758	1,473,884	183,143	(66,005)	141	320,235	1,911,398	—	—
Multimanager Mid Cap Growth Portfolio*	127,465	1,071,266	74,576	(26,521)	22	281,804	1,401,147	—	—
Multimanager Mid Cap Value Portfolio	73,167	967,334	21,943	(6,927)	41	154,368	1,136,759	—	—

Total		124,388,683	8,987,629	(4,182,106)	5,709	17,938,358	147,138,273	—	—

#	Amount represents less than $0.50.

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$147,138,273	$—	$147,138,273

Total Assets	$—	$147,138,273	$—	$147,138,273

Total Liabilities	$—	$—	$—	$—

Total	$—	$147,138,273	$—	$147,138,273

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,987,629
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,182,106

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,862,229
Aggregate gross unrealized depreciation	(232,300)

Net unrealized appreciation	$34,629,929

Federal income tax cost of investments in securities and derivative instruments, if applicable	$112,508,344

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $112,394,234)	$147,138,273
Cash	70,489
Receivable for Portfolio shares sold	77,337
Other assets	1,531

Total assets	147,287,630

LIABILITIES
Distribution fees payable – Class B	23,324
Administrative fees payable	14,432
Investment management fees payable	12,418
Payable for securities purchased	9,587
Trustees’ fees payable	1,453
Payable for Portfolio shares redeemed	1,380
Accrued expenses	60,436

Total liabilities	123,030

NET ASSETS	$147,164,600

Net assets were comprised of:
Paid in capital	$109,673,223
Total distributable earnings (loss)	37,491,377

Net assets	$147,164,600

Class B
Net asset value, offering and redemption price per share, $116,231,175 / 9,556,894 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.16

Class K
Net asset value, offering and redemption price per share, $30,933,425 / 2,541,493 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.17

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$996

EXPENSES
Distribution fees – Class B	133,753
Administrative fees	84,722
Investment management fees	68,528
Custodian fees	46,613
Professional fees	21,547
Printing and mailing expenses	15,415
Trustees’ fees	2,054
Miscellaneous	951

Gross expenses	373,583
Less: Waiver from investment manager	(4,342)

Net expenses	369,241

NET INVESTMENT INCOME (LOSS)	(368,245)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	5,709
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	17,938,358

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,944,067

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,575,822

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(368,245)	$1,882,779
Net realized gain (loss)	5,709	3,908,332
Net change in unrealized appreciation (depreciation)	17,938,358	(15,274,669)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,575,822	(9,483,558)

Distributions to shareholders:
Class B	—	(2,779,163)
Class K	—	(946,742)

Total distributions to shareholders	—	(3,725,905)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,027,580 and 1,625,384 shares, respectively ]	12,046,588	19,201,903
Capital shares issued in reinvestment of dividends and distributions [ 0 and 252,238 shares, respectively ]	—	2,779,163
Capital shares repurchased [ (406,920) and (856,428) shares, respectively ]	(4,785,330)	(10,152,379)

Total Class B transactions	7,261,258	11,828,687

Class K
Capital shares sold [ 0# and 282,994 shares, respectively ]	6	3,435,734
Capital shares issued in reinvestment of dividends and distributions [ 0 and 86,059 shares, respectively ]	—	946,742
Capital shares repurchased [ (169,851) and (782,664) shares, respectively ]	(1,942,742)	(9,368,651)

Total Class K transactions	(1,942,736)	(4,986,175)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,318,522	6,842,512

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,894,344	(6,366,951)
NET ASSETS:
Beginning of period	124,270,256	130,637,207

End of period	$147,164,600	$124,270,256

# Number of shares is less than 0.5.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016	2015	2014
Net asset value, beginning of period	$10.67		$11.83		$10.18		$9.56	$10.04	$10.86

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.17		0.15		0.14	0.12	0.13
Net realized and unrealized gain (loss)	1.52		(1.01)		1.66		0.62	(0.32)	0.37

Total from investment operations	1.49		(0.84)		1.81		0.76	(0.20)	0.50

Less distributions:
Dividends from net investment income	—		(0.18)		(0.16)		(0.14)	(0.13)	(0.14)
Distributions from net realized gains	—		(0.14)		—		—	(0.15)	(1.18)

Total dividends and distributions	—		(0.32)		(0.16)		(0.14)	(0.28)	(1.32)

Net asset value, end of period	$12.16		$10.67		$11.83		$10.18	$9.56	$10.04

Total return (b)	13.96%		(7.14)%		17.78%		7.94%	(1.98)%	4.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$116,231		$95,353		$93,665		$70,609	$61,678	$59,151
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59	%(j)	0.59	%(j)	0.58	%(j)	0.59%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.60%		0.61%		0.62%		0.65%	0.65%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.59)%		1.41%		1.31%		1.46%	1.24%	1.17%
Before waivers and reimbursements (a)(f)(x)	(0.60)%		1.39%		1.27%		1.40%	1.19%	1.05%
Portfolio turnover rate (z)^	3%		12%		9%		10%	19%	30%

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class K			2018		2017		2016	2015	2014
Net asset value, beginning of period	$10.67		$11.83		$10.18		$9.55	$10.04	$10.86

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.16		0.17		0.16	0.14	0.15
Net realized and unrealized gain (loss)	1.52		(0.97)		1.67		0.64	(0.33)	0.38

Total from investment operations	1.50		(0.81)		1.84		0.80	(0.19)	0.53

Less distributions:
Dividends from net investment income	—		(0.21)		(0.19)		(0.17)	(0.15)	(0.17)
Distributions from net realized gains	—		(0.14)		—		—	(0.15)	(1.18)

Total dividends and distributions	—		(0.35)		(0.19)		(0.17)	(0.30)	(1.35)

Net asset value, end of period	$12.17		$10.67		$11.83		$10.18	$9.55	$10.04

Total return (b)	14.06%		(6.88)%		18.05%		8.32%	(1.83)%	4.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,933		$28,917		$36,972		$31,598	$28,494	$27,674
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.34	%(j)	0.34	%(j)	0.33	%(j)	0.34%	0.35%	0.35%
Before waivers and reimbursements (a)(f)(x)	0.35%		0.35%		0.37%		0.40%	0.40%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.34)%		1.38%		1.50%		1.67%	1.41%	1.40%
Before waivers and reimbursements (a)(f)(x)	(0.35)%		1.36%		1.46%		1.61%	1.36%	1.28%
Portfolio turnover rate (z)^	3%		12%		9%		10%	19%	30%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	88.9%
Fixed Income	11.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/Equity 500 Index Portfolio	45.2%
EQ/International Equity Index Portfolio	15.1
EQ/Small Company Index Portfolio	8.5
EQ/MFS International Growth Portfolio	7.9
EQ/Emerging Markets Equity PLUS Portfolio	5.9
EQ/Core Bond Index Portfolio	4.0
EQ/BlackRock Basic Value Equity Portfolio	3.1
1290 VT High Yield Bond Portfolio	2.3
EQ/Quality Bond PLUS Portfolio	2.0
EQ/Global Bond PLUS Portfolio	1.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class B
Actual	$1,000.00	$1,150.61	$3.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.83	3.00
Class K
Actual	1,000.00	1,151.69	1.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.07	1.75

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (88.9%)
EQ/BlackRock Basic Value Equity Portfolio‡	154,699	$3,592,193
EQ/Emerging Markets Equity PLUS Portfolio‡	717,523	6,832,551
EQ/Equity 500 Index Portfolio‡	1,091,456	52,133,243
EQ/International Equity Index Portfolio‡	1,846,134	17,408,839
EQ/MFS International Growth Portfolio‡	1,135,113	9,053,459
EQ/Small Company Index Portfolio‡	893,757	9,846,294
Multimanager Aggressive Equity Portfolio‡	24,419	1,623,000
Multimanager Mid Cap Growth Portfolio*‡	94,986	1,044,126
Multimanager Mid Cap Value Portfolio‡	68,953	1,071,284

Total Equity		102,604,989

Fixed Income (11.1%)
1290 VT High Yield Bond Portfolio‡	275,603	2,683,443
EQ/Core Bond Index Portfolio‡	461,400	4,678,548
EQ/Global Bond PLUS Portfolio‡	179,874	1,687,614
EQ/PIMCO Ultra Short Bond Portfolio‡	148,505	1,479,411
EQ/Quality Bond PLUS Portfolio‡	262,479	2,286,518

Total Fixed Income		12,815,534

Total Investments in Securities (100.0%) (Cost $88,624,703)		115,420,523
Other Assets Less Liabilities (0.0%)		5,925

Net Assets (100%)		$115,426,448

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	275,603	2,318,513	192,182	(38,397)	(9)	211,154	2,683,443	—	—
EQ/BlackRock Basic Value Equity Portfolio	154,699	2,975,198	263,801	(80,060)	9	433,245	3,592,193	—	—
EQ/Core Bond Index Portfolio	461,400	4,181,348	361,323	(76,073)	(2)	211,952	4,678,548	—	—
EQ/Emerging Markets Equity PLUS Portfolio	717,523	5,933,643	384,903	(117,013)	14	631,004	6,832,551	—	—
EQ/Equity 500 Index Portfolio	1,091,456	42,743,129	2,532,745	(1,069,457)	3,619	7,923,207	52,133,243	—	—
EQ/Global Bond PLUS Portfolio	179,874	1,508,867	120,628	(24,269)	2	82,386	1,687,614	—	—
EQ/International Equity Index Portfolio	1,846,134	14,697,502	956,018	(290,540)	33	2,045,826	17,408,839	—	—
EQ/MFS International Growth Portfolio	1,135,113	7,335,861	509,045	(154,689)	13	1,363,229	9,053,459	—	—
EQ/PIMCO Ultra Short Bond Portfolio	148,505	1,357,674	131,146	(28,979)	— #	19,570	1,479,411	—	—
EQ/Quality Bond PLUS Portfolio	262,479	2,052,171	177,181	(38,397)	3	95,560	2,286,518	—	—
EQ/Small Company Index Portfolio	893,757	8,036,986	626,789	(189,821)	64	1,372,276	9,846,294	—	—
Multimanager Aggressive Equity Portfolio	24,419	1,222,616	186,213	(56,513)	27	270,657	1,623,000	—	—
Multimanager Mid Cap Growth Portfolio*	94,986	799,958	46,553	(14,128)	(2)	211,745	1,044,126	—	—
Multimanager Mid Cap Value Portfolio	68,953	912,271	18,557	(5,432)	20	145,868	1,071,284	—	—

Total		96,075,737	6,507,084	(2,183,768)	3,791	15,017,679	115,420,523	—	—

#	Amount represents less than $0.50.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$115,420,523	$—	$115,420,523

Total Assets	$—	$115,420,523	$—	$115,420,523

Total Liabilities	$—	$—	$—	$—

Total	$—	$115,420,523	$—	$115,420,523

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,507,084
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,183,768

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,798,718
Aggregate gross unrealized depreciation	(39,674)

Net unrealized appreciation	$26,759,044

Federal income tax cost of investments in securities and derivative instruments, if applicable	$88,661,479

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $88,624,703)	$115,420,523
Cash	47,637
Receivable for Portfolio shares sold	118,605
Other assets	1,202

Total assets	115,587,967

LIABILITIES
Payable for Portfolio shares redeemed	59,591
Distribution fees payable – Class B	20,146
Administrative fees payable	11,273
Investment management fees payable	7,664
Payable for securities purchased	1,933
Trustees’ fees payable	1,030
Accrued expenses	59,882

Total liabilities	161,519

NET ASSETS	$115,426,448

Net assets were comprised of:
Paid in capital	$86,120,607
Total distributable earnings (loss)	29,305,841

Net assets	$115,426,448

Class B
Net asset value, offering and redemption price per share, $100,873,646 / 8,202,227 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.30

Class K
Net asset value, offering and redemption price per share, $14,552,802 / 1,182,997 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.30

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$802

EXPENSES
Distribution fees – Class B	116,227
Administrative fees	66,347
Investment management fees	53,665
Custodian fees	46,117
Professional fees	21,078
Printing and mailing expenses	13,762
Trustees’ fees	1,610
Miscellaneous	689

Gross expenses	319,495
Less: Waiver from investment manager	(16,218)

Net expenses	303,277

NET INVESTMENT INCOME (LOSS)	(302,475)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	3,791
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	15,017,679

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,021,470

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,718,995

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(302,475)	$1,388,190
Net realized gain (loss)	3,791	3,323,898
Net change in unrealized appreciation (depreciation)	15,017,679	(13,009,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,718,995	(8,297,004)

Distributions to shareholders:
Class B	—	(2,218,376)
Class K	—	(410,812)

Total distributions to shareholders	—	(2,629,188)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 743,967 and 1,223,803 shares, respectively ]	8,776,329	14,615,781
Capital shares issued in reinvestment of dividends and distributions [ 0 and 201,053 shares, respectively ]	—	2,218,376
Capital shares repurchased [ (261,937) and (586,121) shares, respectively ]	(3,103,538)	(6,981,417)

Total Class B transactions	5,672,791	9,852,740

Class K
Capital shares sold [ 0# and 74,652 shares, respectively ]	2	899,947
Capital shares issued in reinvestment of dividends and distributions [ 0 and 37,364 shares, respectively ]	—	410,812
Capital shares repurchased [ (90,524) and (287,178) shares, respectively ]	(1,067,855)	(3,487,590)

Total Class K transactions	(1,067,853)	(2,176,831)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,604,938	7,675,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,323,933	(3,250,283)
NET ASSETS:
Beginning of period	96,102,515	99,352,798

End of period	$115,426,448	$96,102,515

# Number of shares is less than 0.5.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class B			2018		2017		2016	2015	2014
Net asset value, beginning of period	$10.69		$11.93		$10.10		$9.42	$9.93	$10.73

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.16		0.14		0.14	0.13	0.14
Net realized and unrealized gain (loss)	1.64		(1.10)		1.85		0.68	(0.34)	0.38

Total from investment operations	1.61		(0.94)		1.99		0.82	(0.21)	0.52

Less distributions:
Dividends from net investment income	—		(0.18)		(0.16)		(0.14)	(0.13)	(0.14)
Distributions from net realized gains	—		(0.12)		—		—	(0.17)	(1.18)

Total dividends and distributions	—		(0.30)		(0.16)		(0.14)	(0.30)	(1.32)

Net asset value, end of period	$12.30		$10.69		$11.93		$10.10	$9.42	$9.93

Total return (b)	15.06%		(7.97)%		19.71%		8.65%	(2.18)%	4.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$100,874		$82,506		$82,083		$61,361	$51,847	$46,316
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60	%(j)	0.59	%(j)	0.58	%(j)	0.59%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.63%		0.64%		0.66%		0.70%	0.73%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		1.34%		1.29%		1.45%	1.29%	1.27%
Before waivers and reimbursements (a)(f)(x)	(0.63)%		1.29%		1.22%		1.35%	1.16%	1.06%
Portfolio turnover rate (z)^	2%		8%		8%		6%	16%	32%

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class K			2018		2017		2016	2015	2014
Net asset value, beginning of period	$10.68		$11.92		$10.09		$9.41	$9.92	$10.72

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.16		0.16		0.16	0.15	0.14
Net realized and unrealized gain (loss)	1.64		(1.07)		1.86		0.68	(0.34)	0.41

Total from investment operations	1.62		(0.91)		2.02		0.84	(0.19)	0.55

Less distributions:
Dividends from net investment income	—		(0.21)		(0.19)		(0.16)	(0.15)	(0.17)
Distributions from net realized gains	—		(0.12)		—		—	(0.17)	(1.18)

Total dividends and distributions	—		(0.33)		(0.19)		(0.16)	(0.32)	(1.35)

Net asset value, end of period	$12.30		$10.68		$11.92		$10.09	$9.41	$9.92

Total return (b)	15.17%		(7.71)%		20.00%		8.93%	(1.94)%	4.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,553		$13,597		$17,270		$14,100	$12,059	$11,331
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35	%(j)	0.34	%(j)	0.34	%(j)	0.34%	0.35%	0.35%
Before waivers and reimbursements (a)(f)(x)	0.38%		0.39%		0.41%		0.45%	0.48%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%		1.35%		1.47%		1.65%	1.47%	1.28%
Before waivers and reimbursements (a)(f)(x)	(0.38)%		1.30%		1.40%		1.55%	1.34%	1.07%
Portfolio turnover rate (z)^	2%		8%		8%		6%	16%	32%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	99.9%
Fixed Income	0.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/Equity 500 Index Portfolio	46.6%
EQ/International Equity Index Portfolio	15.4
EQ/MFS International Growth Portfolio	11.3
EQ/Small Company Index Portfolio	11.0
EQ/Emerging Markets Equity PLUS Portfolio	6.4
EQ/BlackRock Basic Value Equity Portfolio	4.9
Multimanager Aggressive Equity Portfolio	3.5
Multimanager Mid Cap Growth Portfolio	0.4
Multimanager Mid Cap Value Portfolio	0.4
EQ/Core Bond Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class B
Actual	$1,000.00	$1,164.36	$3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	2.94
Class K
Actual	1,000.00	1,166.34	1.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.70

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.59% and 0.34%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (99.8%)
EQ/BlackRock Basic Value Equity Portfolio‡	64,876	$1,506,464
EQ/Emerging Markets Equity PLUS Portfolio‡	207,080	1,971,900
EQ/Equity 500 Index Portfolio‡	301,051	14,379,667
EQ/International Equity Index Portfolio‡	503,733	4,750,148
EQ/MFS International Growth Portfolio‡	435,454	3,473,101
EQ/Small Company Index Portfolio‡	307,845	3,391,444
Multimanager Aggressive Equity Portfolio‡	16,002	1,063,586
Multimanager Mid Cap Growth Portfolio*‡	12,141	133,455
Multimanager Mid Cap Value Portfolio‡	8,223	127,757

Total Equity		30,797,522

Fixed Income (0.1%)
EQ/Core Bond Index Portfolio‡	4,212	42,705

Total Investments in Securities (99.9%) (Cost $28,398,346)		30,840,227
Other Assets Less Liabilities (0.1%)		24,689

Net Assets (100%)		$30,864,916

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/BlackRock Basic Value Equity Portfolio	64,876	1,076,307	279,867	(13,740)	4	164,026	1,506,464	—	—
EQ/Core Bond Index Portfolio	4,212	—	41,709	(15)	— #	1,011	42,705	—	—
EQ/Emerging Markets Equity PLUS Portfolio	207,080	1,483,931	341,767	(16,848)	6	163,044	1,971,900	—	—
EQ/Equity 500 Index Portfolio	301,051	10,276,128	2,246,546	(150,500)	18	2,007,475	14,379,667	—	—
EQ/International Equity Index Portfolio	503,733	3,434,263	850,619	(41,830)	(2)	507,098	4,750,148	—	—
EQ/MFS International Growth Portfolio	435,454	2,490,266	519,864	(25,591)	8	488,554	3,473,101	—	—
EQ/Small Company Index Portfolio	307,845	2,392,898	606,442	(29,430)	(45)	421,579	3,391,444	—	—
Multimanager Aggressive Equity Portfolio	16,002	706,166	203,542	(9,993)	3	163,868	1,063,586	—	—
Multimanager Mid Cap Growth Portfolio*	12,141	85,259	25,441	(1,249)	1	24,003	133,455	—	—
Multimanager Mid Cap Value Portfolio	8,223	99,417	12,723	(624)	— #	16,241	127,757	—	—

Total		22,044,635	5,128,520	(289,820)	(7)	3,956,899	30,840,227	—	—

#	Amount represents less than $0.50.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$30,840,227	$—	$30,840,227

Total Assets	$—	$30,840,227	$—	$30,840,227

Total Liabilities	$—	$—	$—	$—

Total	$—	$30,840,227	$—	$30,840,227

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,128,520
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$289,820

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,589,337
Aggregate gross unrealized depreciation	(205,868)

Net unrealized appreciation	$2,383,469

Federal income tax cost of investments in securities and derivative instruments, if applicable	$28,456,758

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $28,398,346)	$30,840,227
Cash	18,330
Receivable for Portfolio shares sold	67,351
Receivable from investment manager	1,059
Other assets	314

Total assets	30,927,281

LIABILITIES
Payable for securities purchased	12,159
Distribution fees payable – Class B	4,586
Payable for Portfolio shares redeemed	2,934
Trustees’ fees payable	20
Accrued expenses	42,666

Total liabilities	62,365

NET ASSETS	$30,864,916

Net assets were comprised of:
Paid in capital	$30,782,318
Total distributable earnings (loss)	82,598

Net assets	$30,864,916

Class B
Net asset value, offering and redemption price per share, $23,276,965 / 1,978,834 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.76

Class K
Net asset value, offering and redemption price per share, $7,587,951 / 644,235 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.78

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$454

EXPENSES
Custodian fees	29,132
Distribution fees – Class B	24,707
Professional fees	19,808
Administrative fees	16,658
Investment management fees	13,478
Printing and mailing expenses	9,306
Trustees’ fees	381
Miscellaneous	142

Gross expenses	113,612
Less: Waiver from investment manager	(30,136)
Reimbursement from investment manager	(13,237)

Net expenses	70,239

NET INVESTMENT INCOME (LOSS)	(69,785)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(7)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	3,956,899

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,956,892

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,887,107

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(69,785)	$304,273
Net realized gain (loss)	(7)	916,255
Net change in unrealized appreciation (depreciation)	3,956,899	(3,366,692)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,887,107	(2,146,164)

Distributions to shareholders:
Class B	—	(243,888)
Class K	—	(122,308)

Total distributions to shareholders	—	(366,196)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 500,966 and 802,545 shares, respectively ]	5,615,169	9,084,789
Capital shares issued in reinvestment of dividends [ 0 and 24,462 shares, respectively ]	—	243,888
Capital shares repurchased [ (62,877) and (115,832) shares, respectively ]	(699,565)	(1,323,800)

Total Class B transactions	4,915,604	8,004,877

Class K
Capital shares sold [ 0# and 21,993 shares, respectively ]	2	250,224
Capital shares issued in reinvestment of dividends [ 0 and 12,267 shares, respectively ]	—	122,308
Capital shares repurchased [ (956) and (20,773) shares, respectively ]	(10,373)	(237,317)

Total Class K transactions	(10,371)	135,215

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,905,233	8,140,092

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,792,340	5,627,732
NET ASSETS:
Beginning of period	22,072,576	16,444,844

End of period	$30,864,916	$22,072,576

# Number of shares is less than 0.5.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,					May 1, 2015* to December 31, 2015
Class B			2018		2017		2016
Net asset value, beginning of period	$10.10		$11.25		$9.36		$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.18		0.17		0.24	0.28
Net realized and unrealized gain (loss)	1.69		(1.16)		1.87		0.63 †	(0.90)

Total from investment operations	1.66		(0.98)		2.04		0.87	(0.62)

Less distributions:
Dividends from net investment income	—		(0.17)		(0.15)		(0.11)	(0.13)
Distributions from net realized gains	—		—		—		(0.64)	(0.01)

Total dividends and distributions	—		(0.17)		(0.15)		(0.75)	(0.14)

Net asset value, end of period	$11.76		$10.10		$11.25		$9.36	$9.24

Total return (b)	16.44%		(8.74)%		21.78%		9.46%	(6.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,277		$15,557		$9,334		$3,787	$711
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59	%(j)	0.58	%(j)	0.57	%(j)	0.59%	0.60%
Before waivers and reimbursements (a)(f)	0.91%		1.06%		1.41%		2.06%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.58)%		1.57%		1.64%		2.57%	4.39	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.90)%		1.10%		0.79%		1.10%	4.13	%(l)
Portfolio turnover rate (z)^	1%		4%		5%		33%	1%

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,					May 1, 2015* to December 31, 2015
Class K			2018		2017		2016
Net asset value, beginning of period	$10.10		$11.26		$9.36		$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.16		0.15		0.07	0.14
Net realized and unrealized gain (loss)	1.70		(1.13)		1.92		0.82 †	(0.74)

Total from investment operations	1.68		(0.97)		2.07		0.89	(0.60)

Less distributions:
Dividends from net investment income	—		(0.19)		(0.17)		(0.13)	(0.15)
Distributions from net realized gains	—		—		—		(0.64)	(0.01)

Total dividends and distributions	—		(0.19)		(0.17)		(0.77)	(0.16)

Net asset value, end of period	$11.78		$10.10		$11.26		$9.36	$9.24

Total return (b)	16.63%		(8.57)%		22.17%		9.73%	(6.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,588		$6,515		$7,111		$5,486	$28,262
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.34	%(j)	0.33	%(j)	0.32	%(j)	0.34%	0.35%
Before waivers and reimbursements (a)(f)	0.66%		0.80%		1.15%		1.26%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.33)%		1.36%		1.45%		0.83%	2.17	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.66)%		0.89%		0.62%		(0.09)%	1.95	%(l)
Portfolio turnover rate (z)^	1%		4%		5%		33%	1%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

Note 1	Organization and Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eighteen diversified Portfolios (each, a “Portfolio” and together, the “Portfolios”). The investment adviser to each Portfolio is AXA Equitable Funds Management Group, LLC, (“FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans.

The investment objectives of each Portfolio are as follows:

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

CharterSM Conservative Portfolio — Seeks a high level of current income.

CharterSM Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Moderate Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Growth Portfolio — Seeks long-term capital appreciation and current income.

CharterSM Aggressive Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

CharterSM Multi-Sector Bond Portfolio — Seeks to achieve high total return through a combination of current income and capital appreciation.

CharterSM Small Cap Growth Portfolio — Seeks to achieve long-term growth of capital.

CharterSM Small Cap Value Portfolio — Seeks to achieve long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements under U.S. GAAP. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU and delay adoption of the new disclosures until their effective date. As such, the Portfolios have early adopted the eliminated and modified disclosures, as permitted by this ASU.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such underlying funds as described in the underlying funds’ prospectuses.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Portfolios. The Board has delegated the responsibility of calculating the NAVs of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2019, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At June 30, 2019, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

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All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Market and Credit Risk:

Because the Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2018, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to capital loss carryforwards (CharterSM Multi-Sector Bond and Target 2055 Allocation), partnership basis adjustments (CharterSM Aggressive Growth), and realized gain/loss for conversion transaction (EQ/Aggressive Allocation and EQ/ Moderate-Plus Allocation). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax character

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of distributions for the years ended December 31, 2018 and December 31, 2017 and the tax composition of undistributed ordinary income and undistributed long term gains at December 31, 2018 are presented in the following table:

	Year Ended December 31, 2018		As of December 31, 2018		Year Ended December 31, 2017
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Conservative Allocation	$16,954,911	$25,711,509	$7,530	$14,663,312	$13,838,692	$29,759,889
EQ/Conservative-Plus Allocation	19,963,265	50,984,319	6,178	32,422,109	16,689,239	43,845,074
EQ/Moderate Allocation	125,234,264	287,641,625	195,841	231,668,648	101,358,615	264,820,635
EQ/Moderate-Plus Allocation	156,153,118	429,755,609	59,850	394,902,493	135,648,024	403,775,939
EQ/Aggressive Allocation	58,108,048	184,107,625	29,366	187,623,271	54,552,190	110,652,014
CharterSM Conservative	651,385	261,539	88,958	367,729	515,659	132,767
CharterSM Moderate	675,847	420,559	71,230	651,565	540,085	195,457
CharterSM Moderate Growth	527,912	381,983	49,715	688,185	337,272	219,962
CharterSM Growth	262,993	255,044	23,327	442,816	175,805	236,882
CharterSM Aggressive Growth	120,994	139,314	9,295	242,298	92,484	82,309
CharterSM Multi-Sector Bond	4,077,473	—	—	—	3,146,566	—
CharterSM Small Cap Growth	4,092,357	7,292,091	—	10,428,927	2,549,673	1,956,741
CharterSM Small Cap Value	2,601,480	1,928,185	—	4,693,164	2,423,719	—
Target 2015 Allocation	928,437	3,404,704	—	932,735	880,522	1,491,904
Target 2025 Allocation	2,972,733	3,342,028	116	3,428,849	2,518,214	1,999
Target 2035 Allocation	2,330,822	1,395,083	270	3,225,077	1,816,262	1,340
Target 2045 Allocation	1,662,067	967,121	35,779	2,810,637	1,354,089	1,425
Target 2055 Allocation	366,196	—	—	—	228,688	—

There were no Returns of Capital for 2017 or 2018.

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Net capital losses that will be carried forward, if any, are presented in the table below.

The following Portfolios utilized net capital loss carryforwards during 2018 and/or have losses incurred that will be carried forward under the provisions of the RIC Mod Act are as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
CharterSM Multi-Sector Bond	$73,866	$—	$548,959	$608,121
Target 2055 Allocation	857,613	—	2,231,079	—

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment management agreement (the “Management Agreement”) with FMG LLC, which provides that the Adviser is responsible for: (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of each Portfolio’s investment program; (iii) assessing each Portfolio’s investment objectives and policies, composition, investment style and investment process; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to a Portfolio’s investment objectives and policies; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For the six months ended June 30, 2019, for its services under the Management Agreement, the Adviser was entitled to

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June 30, 2019 (Unaudited)

receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
CharterSM Conservative	0.150% of average daily net assets
CharterSM Moderate	0.150% of average daily net assets
CharterSM Moderate Growth	0.150% of average daily net assets
CharterSM Growth	0.150% of average daily net assets
CharterSM Aggressive Growth	0.150% of average daily net assets
CharterSM Multi-Sector Bond	0.150% of average daily net assets
CharterSM Small Cap Growth	0.150% of average daily net assets
CharterSM Small Cap Value	0.150% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%
EQ/Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875
EQ/Moderate Allocation	0.1000	0.0925	0.0900	0.0875
EQ/Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875
EQ/Aggressive Allocation	0.1000	0.0925	0.0900	0.0875

Compensation of Officers:

Each officer of the trust is an employee of AXA Equitable, FMG LLC and/or AXA Distributors, LLC. No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended June 30, 2019, the Chief Compliance Officer received, from the three trusts in the fund complex, compensation in the amount of $75,000, of which the Trust paid $10,796.

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, each EQ Allocation Portfolio, Target Allocation Portfolio and Charter Allocation Portfolio pays FMG LLC, as Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500 per Portfolio.

For purposes of calculating the asset-based administration fee, the assets of the EQ Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios are aggregated with certain portfolios of the EQAT Trust, which are also managed by FMG LLC.

The asset-based administration fee is equal to an annual rate of 0.140% of the first $60 billion of the aggregate average daily net assets of the Charter Allocation Portfolios, EQ Allocation Portfolios, Target Allocation Portfolios and certain portfolios of the EQAT Trust; 0.110% on the next $20 billion; 0.0875% on the next $20 billion and 0.0800% thereafter.

Pursuant to a sub-administration arrangement with FMG LLC, the Sub-Administrator assists the administrator in providing the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting support services, subject to the supervision of FMG LLC.

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Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Portfolio securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Portfolios maintained a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 6	Expense Limitation

In the interest of limiting through April 30, 2020 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, FMG LLC has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios so that the annual operating expenses as a percentage of daily net assets for each Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class A+	Class B+	Class K
EQ/Conservative Allocation	1.00%	1.00%	0.75%
EQ/Conservative-Plus Allocation	1.10	1.10	0.85
EQ/Moderate Allocation	1.15	1.15	0.90
EQ/Moderate-Plus Allocation	1.20	1.20	0.95
EQ/Aggressive Allocation	1.25	1.25	1.00
CharterSM Conservative	N/A	1.25	N/A
CharterSM Moderate	N/A	1.25	N/A
CharterSM Moderate Growth	N/A	1.35	N/A
CharterSM Growth	N/A	1.40	N/A
CharterSM Aggressive Growth	N/A	1.45	N/A

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	Maximum Annual Operating Expense Limit
Portfolios:	Class A+	Class B+	Class K
CharterSM Multi-Sector Bond	1.10%	1.10%	0.85%
CharterSM Small Cap Growth	1.45	1.45	1.20
CharterSM Small Cap Value	1.45	1.45	1.20
Target 2015 Allocation	1.10	1.10	0.85
Target 2025 Allocation	1.10	1.10	0.85
Target 2035 Allocation	N/A	1.10	0.85
Target 2045 Allocation	N/A	1.10	0.85
Target 2055 Allocation	N/A	1.10	0.85

+	Includes amounts payable pursuant to Rule 12b-1.
N/A	The shares of the Portfolio class are not currently offered for sale.

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of such Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by FMG LLC.

During the six months ended June 30, 2019, the following Portfolio incurred recoupment fees:

Portfolios:	Recoupment Fees
EQ/Conservative-Plus Allocation	$45,360

$45,360

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2019, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2019	2020	2021	2022	Total Eligible For Recoupment
EQ/Conservative Allocation	$434,757	$742,021	$582,315	$184,426	$1,943,519
CharterSM Conservative	101,498	194,144	196,181	97,407	589,230
CharterSM Moderate	89,813	218,397	216,433	111,704	636,347
CharterSM Moderate Growth	90,664	194,355	201,168	100,800	586,987
CharterSM Growth	96,830	205,443	207,523	99,459	609,255
CharterSM Aggressive Growth	107,018	209,172	222,937	102,516	641,643
CharterSM Multi-Sector Bond	90,342	148,023	152,328	69,115	459,808
CharterSM Small Cap Growth	66,037	73,443	93,955	43,422	276,857
CharterSM Small Cap Value	57,729	42,876	43,830	18,859	163,294
Target 2015 Allocation	0	74,592	110,428	58,225	243,245
Target 2025 Allocation	0	34,118	31,136	11,387	76,641
Target 2035 Allocation	0	31,914	26,227	4,936	63,077
Target 2045 Allocation	0	42,811	46,513	16,218	105,542
Target 2055 Allocation	0	76,653	96,196	43,373	216,222

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Note 7	Trustees Deferred Compensation Plan

At a special meeting held on March 28, 2017, shareholders of the Trust approved a proposal to elect the ten individuals serving as the Board of Trustees of EQAT and 1290 Funds, each separate registered investment companies managed by FMG LLC, to the Board of the Trust effective April 27, 2017 (the “Effective Date”). The five former Trustees of the Trust who were not “interested persons” of the Trust, as defined in the 1940 Act (the “Former Trustees”), did not stand for re-election. Upon the Effective Date, the Former Trustees were deemed to have retired, as defined in the Plan.

Prior to the Effective Date, a deferred compensation plan (the “Plan”) for the benefit of the Former Trustees was adopted by the Trust. Under the Plan, each Former Trustee had the option to defer payment of such fees until their retirement as a Trustee or until the attainment of a specified age, whichever comes first. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Former Trustee in one lump sum or in installments over a five- to twenty-year period as elected by such Former Trustee. At June 30, 2019, the total amount deferred by the Former Trustees participating in the Plan was $579,636.

Note 8	Percentage of Ownership by Affiliates

At June 30, 2019, AXA Equitable held investments in each of the Portfolios as follows:

Portfolio:	Percentage of Ownership
Target 2055 Allocation	22%

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of June 30, 2019.

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative-Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate-Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	9.78%	8.18%	36.95%	26.09%	3.85%
1290 VT Equity Income	1.26	2.59	16.09	26.85	14.15
1290 VT GAMCO Small Company Value	0.08	0.30	2.25	5.09	2.58
1290 VT High Yield Bond	6.56	5.22	26.54	17.47	1.94
1290 VT Micro Cap	0.81	2.58	18.38	39.51	17.84
1290 VT Small Cap Value	—	2.04	17.72	31.52	10.90
ATM Large Cap Managed Volatility	2.24	4.20	26.67	43.44	23.46
ATM Mid Cap Managed Volatility	4.95	7.83	34.18	33.67	19.38
ATM Small Cap Managed Volatility	0.54	2.93	26.23	49.01	21.29
ATM International Managed Volatility	1.15	3.35	29.37	44.44	21.69
EQ/AB Small Cap Growth	0.13	0.66	7.88	15.48	5.67
EQ/BlackRock Basic Value Equity	0.56	1.04	6.67	11.45	6.22
EQ/Core Bond Index	3.11	2.58	12.41	8.82	1.00
EQ/Franklin Small Cap Value Managed Volatility	—	1.36	13.17	24.96	12.79
EQ/Global Bond PLUS	8.17	7.10	35.44	4.16	—
EQ/Global Equity Managed Volatility	0.25	0.93	8.81	14.09	6.74
EQ/Intermediate Government Bond	4.24	3.52	16.89	12.40	1.43

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Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative-Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate-Plus Allocation	EQ/ Aggressive Allocation
EQ/International Core Managed Volatility	0.28%	0.76%	7.66%	12.58%	5.23%
EQ/International Equity Index	0.05	0.13	1.16	2.31	1.95
EQ/International Value Managed Volatility	0.34	1.13	9.55	13.73	6.55
EQ/JPMorgan Value Opportunities	1.25	2.47	14.85	21.63	8.24
EQ/Large Cap Core Managed Volatility	0.76	1.38	8.94	15.83	7.41
EQ/Large Cap Growth Index	0.08	0.11	0.48	0.95	0.36
EQ/Large Cap Growth Managed Volatility	0.28	0.55	3.54	5.83	2.63
EQ/Large Cap Value Managed Volatility	0.16	0.47	3.44	6.02	3.21
EQ/Loomis Sayles Growth	0.83	1.24	9.71	16.59	10.30
EQ/MFS International Growth	0.65	1.99	17.78	30.07	15.30
EQ/Morgan Stanley Small Cap Growth	0.61	2.21	16.97	38.29	17.88
EQ/PIMCO Ultra Short Bond	9.04	7.88	38.46	27.00	2.71
EQ/Quality Bond PLUS	1.98	2.32	12.72	9.70	0.72
EQ/T. Rowe Price Growth Stock	0.20	0.34	2.05	3.83	1.20
Multimanager Core Bond	4.84	5.34	28.83	21.24	2.05
Multimanager Mid Cap Growth	1.99	2.62	8.35	10.97	4.36
Multimanager Mid Cap Value	1.25	2.23	16.08	12.08	4.01

Portfolios:	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth	CharterSM Multi-Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
1290 VT Energy	1.04%	2.20%	3.66%	4.58%	3.01%	—%	—%	—%
1290 VT Low Volatility Global Equity	1.73	2.83	3.33	2.20	1.12	—	—	—
1290 VT Convertible Securities	12.88	9.34	7.09	3.00	0.96	—	—	—
1290 VT DoubleLine Opportunistic Bond	—	—	—	—	—	3.44	—	—
1290 VT GAMCO Mergers & Acquisitions	0.23	0.26	0.32	0.13	0.03	—	—	—
1290 VT GAMCO Small Company Value	0.01	0.02	0.02	0.02	0.01	—	—	1.73
1290 VT High Yield Bond	0.87	0.59	0.41	0.14	0.02	9.31	—	—
1290 VT Micro Cap	0.10	0.16	0.20	0.14	0.07	—	19.60	—
1290 VT Natural Resources	0.32	0.70	0.99	1.14	0.78	—	—	—
1290 VT Real Estate	0.45	1.03	1.45	1.47	0.95	—	—	—

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Portfolios:	CharterSM Conservative	CharterSM Moderate		CharterSM Moderate Growth		CharterSM Growth		CharterSM Aggressive Growth		CharterSM Multi-Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
1290 VT Small Cap Value	—%	—%		—%		—%		—%		—%	—%	35.82%
1290 VT SmartBeta Equity	0.77	1.14		1.54		1.02		0.53		—	—	—
EQ/AB Small Cap Growth	0.02	0.03		0.04		0.03		0.01		—	—	—
EQ/BlackRock Basic Value Equity	0.02	0.04		0.05		0.03		0.02		—	—	—
EQ/Capital Guardian Research	0.19	0.30		0.36		0.24		0.13		—	—	—
EQ/ClearBridge Large Cap Growth	0.12	0.17		0.21		0.14		0.08		—	—	—
EQ/Core Bond Index	—	—	#	—	#	—	#	—		1.06	—	—
EQ/Emerging Markets Equity PLUS	0.60	1.01		1.20		0.85		0.43		—	—	—
EQ/Global Bond PLUS	1.03	0.71		0.49		0.16		0.03		—	—	—
EQ/Intermediate Government Bond	0.04	0.03		0.02		0.01		—	#	—	—	—
EQ/International Equity Index	0.06	0.10		0.12		0.08		0.04		—	—	—
EQ/Invesco Comstock	0.16	0.28		0.33		0.21		0.11		—	—	—
EQ/Janus Enterprise	0.06	0.09		0.11		0.07		0.04		—	—	—
EQ/MFS International Growth	0.05	0.08		0.09		0.06		0.03		—	—	—
EQ/Morgan Stanley Small Cap Growth	—	—		—		—		—		—	23.95	—
EQ/PIMCO Global Real Return	2.46	1.66		1.14		0.39		0.06		9.44	—	—
EQ/PIMCO Ultra Short Bond	0.20	0.14		0.10		0.03		0.01		—	—	—
EQ/Quality Bond PLUS	—	—		—		—		—		2.52	—	—
EQ/T. Rowe Price Growth Stock	0.02	0.04		0.05		0.03		0.02		—	—	—
Multimanager Core Bond	0.35	0.24		0.16		0.05		0.01		—	—	—
Multimanager Mid Cap Value	0.36	0.57		0.68		0.45		0.23		—	—	—

#	Percentage of ownership is less than 0.005%.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	1.77%	4.43%	2.43%	1.27%	—%
EQ/BlackRock Basic Value Equity	0.07	0.26	0.23	0.22	0.09
EQ/Core Bond Index	0.13	0.27	0.15	0.06	0.00
EQ/Emerging Markets Equity PLUS	2.58	13.09	13.01	11.35	3.28
EQ/Equity 500 Index	0.16	0.85	0.99	0.87	0.24
EQ/Global Bond PLUS	1.40	3.01	1.61	0.60	—
EQ/International Equity Index	0.26	1.21	1.22	1.08	0.30
EQ/MFS International Growth	0.10	0.73	0.82	0.71	0.27
EQ/PIMCO Ultra Short Bond	0.25	0.52	0.27	0.11	—
EQ/Quality Bond PLUS	0.31	0.62	0.34	0.14	—
EQ/Small Company Index	0.10	0.86	1.02	0.86	0.30
Multimanager Aggressive Equity	0.05	0.19	0.15	0.13	0.08
Multimanager Mid Cap Growth	0.41	0.88	0.65	0.48	0.06
Multimanager Mid Cap Value	0.51	1.34	0.67	0.63	0.08

Note 9	Subsequent Events

At a meeting held on July 16-18, 2019, the Board approved the following new management fees for EQ Allocation Portfolios to be effective October 1, 2019:

	(as percentage of daily net assets)
Portfolios	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
EQ/Aggressive Allocation Portfolio	0.1000%	0.0925%	0.0900%	0.0875%	0.0850%
EQ/Conservative Allocation Portfolio	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Conservative-Plus Allocation Portfolio	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate Allocation Portfolio	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate-Plus Allocation Portfolio	0.1000	0.0925	0.0900	0.0875	0.0850

Note 10	Pending Legal Proceedings

In November 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios (the “Named Portfolios”), were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and the Named Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit (“Committee Suit”) has been consolidated with a number of related lawsuits filed by Tribune noteholders (“Noteholders”) and retiree participants in certain Tribune-defined compensation plans (“Retirees”) around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or the Named Portfolios. Certain of the Plaintiffs’ claims have been dismissed and in March 2016 the United States Court of Appeals for the Second Circuit (the “Second Circuit”) affirmed the dismissal of those claims. In September 2016, Plaintiffs filed a petition for a writ of certiorari with the United States Supreme Court. On May 15, 2018, the Second Circuit reclaimed jurisdiction over the

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2019 (Unaudited)

Noteholder and Retiree Suits from the U.S. Supreme Court in anticipation of further review by the Second Circuit in light of the U.S. Supreme Court’s February 2018 ruling in another case, Merit Management Group, LP v FTI Consulting, Inc. (the “Merit Management” case).

Meanwhile, the Tribune bankruptcy estate is still pursuing its intentional fraudulent transfer claim in the Committee Suit. In May 2014, defendants in the Committee Suit filed a motion to dismiss for failure to state a claim on the grounds that plaintiff failed to plead the intentional fraudulent transfer claim with specificity. In January 2017, the United States District Court for the Southern District of New York dismissed the intentional fraudulent transfer claim against Tribune’s former shareholders, such as the Named Portfolios, who sold their shares as part of the public tender offers. On June 13, 2019, the Court certified that decision for immediate appeal to the Second Circuit. The deadline for the plaintiff to file a notice of appeal is July 15, 2019.

In March 2018, the plaintiff sought leave to amend its complaint in the Committee Suit to add a claim for constructive fraudulent transfer under federal law in light of the U.S. Supreme Court’s ruling in the Merit Management case. On April 23, 2019, the U.S. District Court for the Southern District of New York denied the plaintiff’s motion. The deadline for the plaintiff to file a notice of appeal from that ruling is also July 15, 2019. The Trust cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Named Portfolios, the payment of such judgments or settlements could have an adverse effect on each Named Portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Named Portfolios, as the Adviser believes a loss is not probable. As a result of business combinations, the Named Portfolios which were formerly part of the Trust were acquired by portfolios of EQ Advisors Trust and are therefore not presented in these financial statements.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Previously, this information was filed on Form N-Q. These filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (“1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 26, 2019

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
August 26, 2019